PROSPECTUS: May 1, 2004

AMERITAS LOW-LOAD
Flexible Premium
Variable Universal Life Insurance Policy
                             Ameritas Life Insurance Corp. Separate Account LLVL


     This prospectus describes the Policy, especially its Separate Account. The Policy is designed to help you, the Policy Owner, provide life insurance protection while having flexibility, within limits, as to the amount and timing of premium payments, the amount of the death benefit, and how to invest your Policy value. The value of your Policy will go up or down based on the investment performance of the investment options you choose. The amount of the death benefit can also vary as a result of investment performance.

     You may allocate all or part of your Policy value among a variety of variable investment options where you have the investment risk, including possible loss of principal. They are listed in Appendix A of this prospectus.

     You may also allocate all or part of your investment to a Fixed Account fixed interest rate option where we have the investment risk and guarantee a certain return on your investment.

Please Read this Prospectus Carefully and Keep It for Future Reference. It provides information you should consider before investing in a Policy. Prospectuses for the portfolios underlying the Subaccount variable investment options are available without charge from your sales representative or from our Service Center.


 The Securities and Exchange Commission ("SEC") does not pass upon the accuracy or adequacy of this prospectus, and has not approved or disapproved the Policy. Any representation to the contrary is a criminal offense.

         This prospectus may only be used to offer the Policy where the Policy may lawfully be sold. The Policy, and certain features described in this prospectus, may not be available in all states.

       No one is authorized to give information or make any representation about the Policy that is not in this prospectus. If anyone does so, you should not rely upon it as being accurate or adequate.

          NOT FDIC INSURED - MAY LOSE VALUE - NO BANK GUARANTEE

                   Ameritas Life Insurance Corp. (we, us, our)
            Service Center, P.O. Box 81889, Lincoln, Nebraska 68501.
                     1-800-255-9678. www.ameritasdirect.com
                             ----------------------

                        This page is intentionally blank.

Contacting Us. To answer your questions or to send additional premium, contact your registered representative or write or call us at:

                          Ameritas Life Insurance Corp.
                                 Service Center
                                 P.O. Box 81889
                             Lincoln, Nebraska 68501
                                       Or
                                 5900 "O" Street
                             Lincoln, Nebraska 68510
                            Telephone: 1-800-255-9678
                               Fax: 1-402-467-7725
                         InterfundTransfer Request Fax:
                                 1-402-467-7923
                             www.ameritasdirect.com


Express mail packages should be sent to our street address, not our P.O. Box address.

The Correct Form of Written Notice "in good order" is important for us to get the information we require to accurately process your Policy elections and changes. Many forms can be found on the on-line services section of our Web site. Or, call us at our toll-free number and we'll send you the form you need and tell you the information we require.

Facsimile Written Notice. To provide you with timely service you want, we accept some Written Notice by facsimile. However, by not requiring your original signature, there is a greater risk unauthorized persons can manipulate your signature and make changes on your Policy (including withdrawals) without your knowledge. We are entitled to act upon facsimile signatures that reasonably appear to us to be genuine.

                            Make checks payable to:
                        "Ameritas Life Insurance Corp."


TABLE OF CONTENTS                                           Begin on Page

     POLICY SUMMARY..............................................4
     CHARGES TABLES..............................................6
     INVESTMENT OPTIONS..........................................9
         Separate Account Variable Investment Options
         Fixed Account Fixed Interest Rate Option
         Transfers
         Third-Party Services
         Systematic Transfer Programs
           (Dollar Cost Averaging, Portfolio Rebalancing, Earnings Sweep)
     CHARGES....................................................13
         Transaction Fees
          (Percent of Premium Charge, Surrender Charge and Sales Load Charge,
           Partial Withdrawal Charge, Transfer Fee)
         Periodic Charges: Monthly Deductions from Policy Value
           (Cost of Insurance Charge, Administrative Charge,
           Cost of Optional Features)
         Periodic Charges: Daily Deduction from Separate Account Assets
           (Risk Charge, Portfolio Charges)
     OTHER IMPORTANT POLICY INFORMATION.........................15
         Policy Application and Issuance
         Policy Value
         Misstatement of Age or Sex
         Suicide
         Incontestability
         Telephone Transactions
         Lapse and Grace Period
         Reinstatement
         Delay of Payments or Transfers
         Beneficiary
         Minor Owner or Beneficiary
         Policy Changes
         "Free Look" Rights
         Optional Features
         Legal Proceedings
         How to get Financial Statements
     POLICY DISTRIBUTIONS.......................................20
         Death Benefit
         Maturity Date
         Policy Loans
         Full Surrender
         Partial Withdrawal
         Payment of Policy Proceeds
     TAX MATTERS................................................25
         Life Insurance Qualification; Tax Treatment of Death Benefit
         Special Considerations for Corporations
         Tax Treatment of Loans & Other Distributions
         Other Policy Owner Tax Matters

     APPENDIX A: Variable Investment Option Portfolios..........28
     APPENDIX B: Optional Features..............................30
     DEFINED TERMS..............................................31
     LAST PAGE...............................................Last Page
         IMSA
         Thank You/ If You Have Questions
         Illustrations
         Statement of Additional Information;
           Registration Statement
         Reports to You

POLICY SUMMARY
Refer to the Policy for the actual and complete terms of the Policy. You may obtain a copy from us.

         The AMERITAS LOW-LOAD Variable Universal Life Policy is flexible premium life insurance. The Policy will usually be unsuitable for short-term savings or short-term life insurance needs. We are obligated to pay all amounts promised under the Policy. The Policy pays death benefit proceeds to the Policy beneficiary upon the insured's death, or pays a Cash Surrender Value to you if you surrender the Policy. The insured cannot be over age 80 on the insured's birthday nearest the Policy issue date. We will only issue the Policy for an initial specified amount of insurance coverage of $100,000 or more.

         You have flexibility under the Policy. Within certain limits, you can vary the amount and timing of premium payments, change the death benefit, and transfer amounts among the investment options. You may allocate Policy premium and value among several different variable investment options where you can gain or lose money on your investment, or to a fixed rate option where we guarantee you will earn a fixed rate of interest. You can take out a Policy loan, make a partial withdrawal, or surrender your Policy completely, subject to certain restrictions. However, unpaid loans, partial withdrawals and surrenders may be subject to income tax and penalty tax, and unpaid loans and withdrawals will decrease death benefit protection and may cause the need for additional premium to keep the Policy in force.

         Your Policy value and Death Benefit will go up or down as a result of the investment experience of your Policy. Even if you pay Planned Periodic Premiums, your Policy could lapse if the Policy value is not enough to pay the Policy's charges. Your Policy's Death Benefit will never be less than the then current Specified Amount of insurance coverage less any outstanding loans and loan interest, and less any due but unpaid Policy charges. The Policy remains in force until surrendered for its Cash Surrender Value, or all proceeds have been paid as a death benefit, or until it lapses because the Cash Surrender Value is insufficient to keep the Policy in force.

         Buying a Policy might not be advisable if it is just replacing existing life insurance. You may wish to consult with your financial or insurance adviser.

         COMPARISON TO OTHER POLICIES AND INVESTMENTS

         Compared to other life insurance. The Policy is like fixed-benefit life insurance except for its investment features, the flexibility to vary the amount and timing of premium payments and, within limits, to change the death benefit. Another difference is that the Policy value and death benefit fluctuate to reflect the investment experience of the variable investment options you select, so you have both the investment risk (including possible loss of value) and opportunity, not us.

A significant advantage of the Policy is that it provides the ability to accumulate capital on a long-term tax-deferred basis while providing benefits such as life insurance protection through death benefits, lifetime income payments, and the potential for tax-free income during the insureds life.

         Compared to mutual funds. Although the underlying portfolios of the Separate Account operate like publicly traded mutual funds and have the same investment risks, in many ways the Policy is different. Unlike publicly traded mutual funds, the Policy has these features:

o Provides death benefit insurance protection that is exempt from income tax but estate taxes may apply.
o Can lapse with no value if the Cash Surrender Value is not enough to pay charges or loan interest, unless the terms for a Guaranteed Death Benefit are met.
o Can provide settlement option payments for the rest of your life or for some other period.
o You can transfer money from one underlying investment portfolio to another without tax liability.
o Dividends and capital gains distributed by the variable investment options' underlying portfolios are automatically reinvested and are reflected in the portfolio's value.
o Insurance-related charges not associated with direct mutual fund investments are deducted from the value of the Policy.
o Policy earnings that would be treated as capital gains in a mutual fund are treated as ordinary income when distributed, although (a) such earnings are exempt from taxation if received as a death benefit (special tax considerations may apply if the Policy is owned by a business or used to fund certain business purposes) and (b) taxation is deferred until such earnings are distributed as a full surrender or partial withdrawal.
o Most states allow you a "right to examine" period to review your Policy and cancel it for a return of premium paid. (See a Policy for details.)
o By purchasing interests in the Separate Account Subaccounts, you select the portfolios in which we then invest your money. We own the Separate Account assets, but they are held separately from our other assets.


                  Information about the risks of each variable investment option is contained in the portfolio prospectus for each option.
                         You may obtain a copy from us.

         POLICY OPERATION & FEATURES

Premiums.
o Premium is used to create Policy value to cover Policy charges and to generate investment earnings.

Charges Deducted from Premium.
o    Percentage of Premium Charge: currently 3 1/2%.

Investment Options.
o Variable investment option allocations are invested in Subaccounts of the Separate Account, which in turn invest in corresponding underlying portfolios. Fixed Account allocations are invested in our general account and we guarantee a fixed rate of interest.
o You may transfer between investments, subject to limits. Dollar cost averaging, portfolio rebalancing and earnings sweep systematic investment programs are available.

Charges Deducted from Assets.
(See CHARGES TABLES on next pages.)

No Sales Load.
No Surrender Charge.

Transaction Fees:
o    Percentage of Premium Charge.
o    Partial withdrawal charges.
o    Transfer fee, if any.

Periodic Charges (monthly from Policy value):
o    Cost of Insurance Charge.
o    Administrative Charges.
o    Charges for selected optional features.

Periodic Charges (daily from Separate Account assets only):
o    Risk charge.
o    Underlying portfolio investment advisory charges and operating expenses.

Loans.
o You may borrow a limited amount of Policy value. Each loan must be at least $200. Interest accrues on outstanding loan amounts. After the 10th Policy Year, loans at a lower interest rate may be available.

Surrenders.
o You can surrender the Policy in full at any time for its Cash Surrender Value, or, within limits, withdraw part of the Policy value. Applicable charges are shown in the CHARGES TABLES, next page.

                      -----------------
                          Premiums
                      -----------------
---------------------------------------------------------
             Ameritas Life Insurance Corp.
---------------------------------------------------------
               -------------------------------
               Charges Deducted from Premium
               -------------------------------
---------------------------------------------------------
                   Investment Options
-------------- -- ---------------------------------------
    Fixed
   Account            Ameritas Life Insurance Corp.
                          Separate Account LLVL
Policy value
 receives a            Variable Investment Options
 guaranteed       Policy value may vary daily depending
    fixed           upon the investment performance of
  interest              the underlying portfolios.
    rate.
-------------- -- ---------------------------------------
                             The Subaccounts
-------------- -- ------------ ------------- ------------
                       A            B           Etc.
-------------- -- ------------ ------------- ------------
                  Underlying    Underlying      Etc.
                  Portfolio A  Portfolio B
---------------------------------------------------------
              Charges Deducted from Assets
---------------------------------------------------------
                       Surrender all
      Loans              or part of           Death
                         the Policy          Benefits
-------------------    ---------------    ---------------
                        ----------------------------------
                            Paid in Annuity Income
                                  or Lump Sum
                       ----------------------------------

Death Benefit.
o If you meet certain premium requirements, we will guarantee a death benefit for a certain period even if your Policy's Cash Surrender Value falls to zero.
     The death benefit is essentially a level death benefit that includes total Policy value within the specified amount (although death benefit can vary as a result of investment performance).
     Death Benefit proceeds are reduced by any Policy loan balance, unpaid loan interest, and any monthly deductions due but unpaid at death.
     See the POLICY DISTRIBUTIONS: Death Benefit section for details.

Settlement Income.
o Amounts surrendered or death benefit proceeds can be paid out under several different payment options.

CHARGES TABLES
Some charges are rounded. Charges shown are maximums, and may be less in certain states.

         POLICY CHARGES

         The following tables describe the fees and expenses that you will pay when buying, owning, and surrendering the Policy. The first table describes the fees and expenses that you will pay at the time that you pay a premium, surrender the Policy, or transfer Policy value between investment options.

--------------------------------------------------- ----------------------- -------------------- --------------------
                                                                                                      Guaranteed
   TRANSACTION FEES                                       When Deducted            Current              Maximum
--------------------------------------------------- ----------------------- -------------------- --------------------
PERCENT OF PREMIUM CHARGE                           When each premium is        3 1/2% of each      5% of each premium
                                                    paid.                       premium payment          payment
--------------------------------------------------- ----------------------- -------------------- --------------------
SURRENDER CHARGE                                              --                   NONE                 NONE
--------------------------------------------------- ----------------------- -------------------- --------------------
PARTIAL WITHDRAWAL CHARGE                           Upon each withdrawal.        2% or $25            2% or $50
     (lesser of % of withdrawal amount or dollar
     amount)
--------------------------------------------------- ----------------------- -------------------- --------------------
TRANSFER FEE (per transfer)                         First 15 transfers
                                                    per year:                      NONE                NONE
                                                    Each additional transfer:      NONE                 $10
--------------------------------------------------- ----------------------- -------------------- --------------------

         The next table describes the fees and expenses that you will pay periodically during the time that you own the Policy, to equal the annualized charges shown, not including Subaccount portfolio operating fees and expenses.

---------------------------------------------------- ---------------------- -------------------- --------------------
 PERIODIC CHARGES
(other than Subaccount portfolio operating             When Deducted              Current            Guaranteed
expenses)                                                                         (annual)        Maximum (annual)
---------------------------------------------------- ---------------------- -------------------- --------------------
DAILY DEDUCTION FROM
SEPARATE ACCOUNT ASSETS  (to equal the annual %
shown)
---------------------------------------------------- ---------------------- -------------------- --------------------
RISK CHARGE (for mortality and expense risk)                 Daily
                                  Policy Years 1-20                                0.75%                0.90%
                                   Policy Years 21+                                0.45%                0.90%
---------------------------------------------------- ---------------------- -------------------- --------------------
MONTHLY DEDUCTION FROM
POLICY VALUE
     Several of the charges below vary based on individual characteristics. The cost shown for these charges may not be representative of the charge you will pay. Ask for a Policy illustration or see your Policy for the charge applicable to you.
---------------------------------------------------- ---------------------- -------------------- --------------------
                                                                            Varies(1)            Varies(2)
BASE POLICY COST OF INSURANCE (Rate is a % of the           Monthly         Minimum      $0.37   Minimum      $0.68
net amount of insurance coverage at risk)                                   Maximum  $1,000.00   Maximum  $1,000.00
                                                                            Example(4,5) $1.24   Example(4,5) $3.32
---------------------------------------------------- ---------------------- -------------------- --------------------
ADMINISTRATIVE CHARGE                                       Monthly
      o  First Policy Year and first 12 months
         after an increase in Specified  Amount                                        $108.                $108.
      o  Thereafter                                                                     $54.                $108.
---------------------------------------------------- ---------------------- -------------------- --------------------
COST OF OPTIONAL FEATURES
        (No-cost Riders are not listed.)
---------------------------------------------------- ---------------------- -------------------- --------------------
   Waiver of Monthly Deductions on Disability               Monthly         Varies(2)
   Rider (Rate is a percentage of the total                                 Minimum      3.32%
   monthly deduction not including this rider.)                             Maximum     53.68%      Same as current
                                                                            Example(4,5) 7.94%
---------------------------------------------------- ---------------------- -------------------- --------------------
   Payor Waiver of Monthly Deductions on                    Monthly         Varies(2)
   Disability Rider  (Rate is a percentage of the                           Minimum      3.32%
   total monthly deductions not including this                              Maximum     53.68%      Same as current
                                                                            Wxample(5,6) 6.18%
---------------------------------------------------- ---------------------- -------------------- --------------------
   Children's Protection Rider  (Flat annual rate.)         Monthly                   $52           Same as current
---------------------------------------------------- ---------------------- -------------------- --------------------
   Guaranteed Insurability Rider  (Rate is per              Monthly         Varies(3)
   $1000 of the rider selected amount.)                                     Minimum     $0.56
                                                                            Maximum     $1.97       Same as current
                                                                            Example(6)  $0.97
---------------------------------------------------- ---------------------- -------------------- --------------------

Periodic Charges Table Footnotes:
     (1) Rate varies by insured's sex, issue age, risk class, and the length of time the Policy has been in force.
     (2)  Rate varies by insured's sex, risk class and attained age.
     (3) Rate varies by insured's sex and issue age at the time the rider is added to the Policy.
     (4) "Example" charges assume an insured who is male, best risk class, age 45 when Policy is issued or rider is added to the Policy.
     (5)  "Example" charges assume Policy is in its first Policy Year.
     (6) "Example" charges assume an insured who is male, age 10 at the time the rider is added to the Policy.

         We currently do not assess a separate charge against our Separate Account or Fixed Account for any income taxes. We may, however, make such a charge in the future if income or gains within the Separate Account will incur any income tax liability, or if tax treatment of our Company changes.

         The next table describes net interest rates charged on amounts borrowed from the Policy.

--------------------------------------------------- ----------------------- -------------------- --------------------
                                                                                                    Guaranteed
NET INTEREST CHARGED ON LOANS                           When Deducted             Current             Maximum
--------------------------------------------------- ----------------------- -------------------- --------------------
LOAN ACCOUNT  (effective annual rates)                    Upon each Policy
        Regular Loans                                       anniversary.           2%                   2.5%
        Reduced Rate Loans  (available only after                                  0%                   0.5%
                           the 10th Policy Year)
--------------------------------------------------- ----------------------- -------------------- --------------------

         PORTFOLIO COMPANY OPERATING EXPENSES(as of December 31, 2003)

         The next table shows the minimum and maximum total operating expenses charged by the portfolio companies, before any waivers or reductions, that you may pay periodically during the time that you own the contract, followed by a table showing additional information for each portfolio company. More detail concerning each portfolio company's fees and expenses is contained in the prospectus for each portfolio company.

---------------------------------------------------------------------------- -------------------- --------------------
TOTAL ANNUAL PORTFOLIO COMPANY OPERATING EXPENSES
     Expenses that are deducted from portfolio company assets, including             Minimum             Maximum
     management fees, distribution and/or service (12b-1) fees, and other expenses
---------------------------------------------------------------------------- -------------------- --------------------
Before any Waivers and Reductions                                                      0.18%              2. 42%
------------------------------------------------------------------------------- ------------------ ------------------
After any Waivers and Reductions (explained in the footnotes to these tables)          0.18%              2. 42%
------------------------------------------------------------------------------- ------------------ ------------------

---------------------------------------------------------------------------- -------------------- --------------------
                                                                              Total                 Total Expenses
Subaccount's underlying                    Management    12b-1     Other      Fund    Waivers and   after Waivers and
Portfolio Name                                Fees       Fees      Fees       Fees    Restrictions  Reductions, if any
---------------------------------------------------------------------------- -------------------- --------------------
AMERITAS PORTFOLIOS (subadvisor) (1)
o  Ameritas Growth (Fred Alger)               0.80%          -      0.14%      0.94%       0.05%         0.89%
CALVERT Portfolios
o  CVS Social Balanced                        0.70%          -      0.23%      0.93%         -           0.93%
o  CVS Social International Equity            1.10%          -      1.32%      2.42%         -           2.42% (2)
o  CVS Social Mid Cap Growth                  0.90%          -      0.30%      1.20%         -           1.20% (2)
o  CVS Social Small Cap Growth                1.00%          -      0.42%      1.42%         -           1.42% (2)
FIDELITY (R)
o  VIP Mid Cap: Service Class                 0.58%        0.10%    0.12%      0.80%         -           0.80% (3)
AIM FUNDS (4)
o  INVESCO VIF-Financial Services - Series I  0.75%          -      0.36%      1.11%         -           1.11%
o  INVESCO VIF-Health Sciences - Series I     0.75%          -      0.33%      1.08%         -           1.08%
o  INVESCO VIF-Technology - Series I          0.75%          -      0.41%      1.16%         -           1.16% (5)
JANUS ASPEN (6)
o  Growth                                     0.65%          -      0.02%      0.67%         -           0.67%
NEUBERGER BERMAN (7)
o  AMT Balanced                               0.85%          -      0.26%      1.11%         -           1.11%
o  AMT Growth                                 0.85%          -      0.08%      0.93%         -           0.93%
o  AMT Limited Maturity Bond                  0.65%          -      0.09%      0.74%         -           0.74%
o  AMT Partners                               0.83%          -      0.07%      0.90%         -           0.90%
RYDEX
o  Nova                                       0.75%          -      0.79%      1.54%         -           1.54%
o  OTC                                        0.75%          -      0.78%      1.53%         -           1.53%
o  Precious Metals                            0.75%          -      0.79%      1.54%         -           1.54%
o  Ursa                                       0.90%          -      0.77%      1.67%         -           1.67%
o  U.S. Government Bond                       0.50%          -      0.73%      1.23%         -           1.23%
SCUDDER (8)
o  VIT EAFE(R)Equity Index                    0.45%          -      0.64%      1.09%       0.44% (8)     0.65%
o  VIT Small Cap Index                        0.35%          -      0.26%      0.61%       0.16% (8)     0.45%
STRONG
o  Mid Cap Growth Fund II                     0.75% (9)      -      0.71%      1.46% (10)  0.28%         1.18%
o  Opportunity Fund II                        0.75% (9)      -      0.65%      1.40% (10)  0.31%         1.09%
THIRD AVENUE
o  Third Avenue Value                         0.90%          -      0.34%      1.24%         -           1.24%

                                      -7-

---------------------------------------------------------------------------- -------------------- --------------------
                                                                              Total                 Total Expenses
Subaccount's underlying                    Management    12b-1     Other      Fund    Waivers and   after Waivers and
Portfolio Name                                Fees       Fees      Fees       Fees    Restrictions  Reductions, if any
---------------------------------------------------------------------------- -------------------- --------------------
VANGUARD
o  VIF Balanced                               0.29%          -      0.02%      0.31%         -           0.31%
o  VIF Diversified Value                      0.45%          -      0.03%      0.48%         -           0.48%
o  VIF Equity Income                          0.32%          -      0.03%      0.35%         -           0.35%
o  VIF Equity Index                           0.16%          -      0.02%      0.18%         -           0.18%
o  VIF Growth                                 0.36%          -      0.03%      0.39%         -           0.39%
o  VIF High Yield Bond                        0.26%          -      0.03%      0.29%         -           0.29%
o  VIF International                          0.36%          -      0.11%      0.47%         -           0.47%
o  VIF Mid-Cap Index                          0.24%          -      0.05%      0.29%         -           0.29%
o  VIF Money Market                           0.17%          -      0.03%      0.20%         -           0.20%
o  VIF REIT Index                             0.32%          -      0.04%      0.36%         -           0.36%
o  VIF Small Company Growth                   0.52%          -      0.03%      0.55%         -           0.55%
o  VIF Total Bond Market Index                0.20%          -      0.02%      0.22%         -           0.22%
---------------------------------------------------------------------------------------------------------------------

(1) The portfolio adviser (AIC) has contractually agreed to limit annual portfolio operating expenses through December 31, 2004, as reflected above.

(2) "Total Fees" reflect an indirect fee and fees before waivers. Indirect fees result from the portfolio's offset arrangement with the custodian bank whereby the custodian's and transfer agent's fees may be paid indirectly by credits earned on the portfolio's uninvested cash balances. These credits are used to reduce the portfolio's expenses. Net operating expenses after reductions for fees paid indirectly and fee waivers would be as follows:

                    CVS Social International Equity       2.24%
                    CVS Social Mid Cap Growth             1.17%
                    CVS Social Small Cap Growth           1.31%

(3) Total expenses of Mid Cap portfolio after any applicable reimbursement and/or directed brokerage/custodial expense reductions: 0.78%.

(4) The fund has adopted a new form of administrative services and transfer agency agreements, which will be effective May 1, 2004. As a result, Other Expenses have been restated to reflect the changes in fees under the new agreements. The fund's advisor is entitled to receive reimbursement from the fund for fees and expenses paid for by the fund's advisor pursuant to expense limitation commitments between the fund's advisor and the fund if such reimbursement does not cause the Fund to exceed its then-current expense limitations and the reimbursement is made within three years after the Fund's advisor incurred the expense.

(5) As a result of a reorganization of another fund into the fund, which occurred on April 30, 2004, the funds total annual operating expenses have been restated to reflect current expenses.

(6) Expenses are shown without the effect of any expense offset arrangement.

(7) Neuberger Berman Management Inc. ("NBMI") has undertaken through December 31, 2007 to reimburse certain operating expenses, excluding taxes, interest, extraordinary expenses, brokerage commissions and transaction costs that exceed in the aggregate 1.00% of each portfolios' average daily net asset value. The expense reimbursement arrangements for the portfolios are contractual for three years and any excess expenses can be repaid to NBMI within three years of the year incurred, provided such recoupment would not cause a portfolio to exceed the limitation.

(8) Pursuant to their respective agreements with Scudder VIT Funds, the investment manager, the underwriter and the accounting agent have agreed, for the one year period commencing on May 1, 2004, to limit their respective fees and to reimburse other expenses to the extent necessary to limit total operating expenses to the following amounts: VIT EAFE(R) Equity Index 0.65%, VIT Small Cap Index 0.45%.

(9) The fund has a breakpoint schedule under which the management fee will decrease on fund net assets above designated levels.

(10) The Fund's Advisor is currently waiving and/or absorbing expenses of 0.26% for the Mid Cap Growth Fund II and 0.30% for the Opportunity Fund II. The Funds participated in a program under which each received a credit for part of the brokerage commission paid in transactions with participating brokers. This credit of 0.02% for the Mid Cap Growth Fund II and 0.01% for the Opportunity Fund II was applied, respectively, to the Fund's Other Expenses that were not attributable to the Advisor or its affiliates. Voluntary expense reimbursements and fee waiver arrangements may be modified or terminated at any time.

INVESTMENT OPTIONS

         The Policy allows you to choose from a wide array of investment options
- each chosen for its potential to meet specific investment objectives.

     You may allocate all or a part of your premiums among the Separate Account variable investment options or the Fixed Account fixed interest rate option. Allocations must be in whole percentages and total 100%. The variable investment options, which invest in underlying portfolios, are listed and described in Appendix A to this prospectus.

The value of your Policy will go up () or down () based on the investment performance of the variable investment options you choose. The investment results of each variable investment option are likely to differ significantly, and vary over time. They do not earn a fixed interest rate. Please consider carefully, and on a continuing basis, which investment options best suit your long-term investment objectives and risk tolerance.

         SEPARATE ACCOUNT VARIABLE INVESTMENT OPTIONS (also see Appendix A)

     The Separate Account provides you with variable investment options in the form of underlying portfolio investments. Each underlying portfolio is an open-end investment management company. When you allocate investments to an underlying portfolio, those investments are placed in a Subaccount of the Separate Account corresponding to that portfolio, and the Subaccount in turn invests in the portfolio. The Policy value of your Policy depends directly on the investment performance of the portfolios that you select.

     The SEC does not supervise the management or the investment practices or policies of the Separate Account or us. Under Nebraska law, we own the Separate Account assets, but they are held separately from our other assets and are not charged with any liability or credited with any gain of business unrelated to the Separate Account. Any and all distributions made by the underlying portfolios, with respect to the shares held by the Separate Account, will be reinvested in additional shares at net asset value. We are responsible to you for meeting the obligations of the Policy, but we do not guarantee the investment performance of any of the variable investment options' underlying portfolios. We do not make any representations about their future performance.

         The underlying portfolios in the Separate Account are NOT publicly traded mutual funds, and are NOT the same as publicly traded mutual funds with very similar names. The portfolios are only available as separate account investment options in life insurance or variable annuity policies issued by insurance companies, or through participation in certain qualified pension or retirement plans.
         Even if the investment options and policies of some underlying portfolios available under the Policy may be very similar to the investment objectives and policies of publicly traded mutual funds that may be managed by the same investment adviser, the investment performance and results of the portfolios available under the Policy may vary significantly from the investment results of such other publicly traded mutual funds.
          You should read the prospectuses for the underlying portfolios together with this prospectus for more information.

           You bear the risk that the variable investment options you select may fail to meet their objectives, that they could
              decrease in value, and that you could lose principal.

              Each Subaccount's underlying portfolio operates as a separate variable investment option, and the income or losses of one generally has no effect on the investment performance of any other. Complete descriptions of each variable investment option's investment objectives and restrictions and other material information related to an investment in the variable investment option are contained in the prospectuses for each of the series funds which accompany this prospectus.

o        Adding, Deleting, or Substituting Variable Investment Options
         We do not control the Subaccounts' underlying portfolios, so we cannot guarantee that any of the portfolios will always be available. We retain the right to change the investments of the Separate Account, and to eliminate the shares of any Subaccount's underlying portfolio and substitute shares of another series fund portfolio. If the shares of the underlying portfolio are no longer available for investment or if, in our judgment, investment in the portfolio would be inappropriate in view of the purposes of the Separate Account, we will first notify you and receive any necessary SEC and state approval before making such a change.

         New Separate Account underlying portfolios may be added, or existing funds eliminated, when, in our sole discretion, conditions warrant a change. If a portfolio is eliminated, we will ask you to reallocate any amount in the eliminated portfolio. If you do not reallocate these amounts, we will automatically reinvest them in the Vanguard VIF Money Market Subaccount.

         If we make a portfolio substitution or change, we may change the Policy to reflect the substitution or change. Our Separate Account may be (i) operated as an investment management company or any other form permitted by law, (ii) deregistered with the SEC if registration is no longer required, or (iii) combined with one or more other separate accounts. To the extent permitted by law, we also may transfer assets of the Separate Account to other accounts.

o        Voting Rights
         As a Policy Owner, you may have voting rights in the portfolios whose shares underlie the Subaccounts in which you invest. You will receive proxy material, reports, and other materials relating to each underlying portfolio in which you have voting rights.

         If you send us written voting instructions, we will follow your instructions in voting the portfolio shares attributable to your Policy. If you do not send us written instructions, we will vote those shares in the same proportions as we vote the shares for which we have received instructions from other Policy Owners. We will vote shares that we hold in the same proportions as we vote the shares for which we receive instructions from other Policy Owners. The underlying portfolios may not hold routine annual shareholder meetings.

         FIXED ACCOUNT FIXED INTEREST RATE OPTION

         There is one fixed interest rate option ("Fixed Account"), where we bear the investment risk. We guarantee that you will earn a minimum interest rate that will yield at least 3.5% per year, compounded annually. We may declare a higher current interest rate. However, you bear the risk that we will not credit more interest than will yield the minimum guaranteed rate per year for the life of the Policy. We have sole discretion over how assets allocated to the Fixed Account are invested, and we bear the risk that those assets will perform better or worse than the amount of interest we have declared. The focus of this prospectus is to disclose the Separate Account aspects of the Policy. Refer to the Policy for additional details regarding the Fixed Account.

All amounts allocated to the Fixed Account become assets of our general account. Interest in the general account has not been registered with the SEC and is not subject to SEC regulation. Therefore, SEC staff have not reviewed the Fixed Account disclosures in this prospectus.

         TRANSFERS

         The Policy is designed for long-term investment. Excessive transfers such as those triggered by market timing services or other large or frequent transfers could harm other policy owners, annuitants, or beneficiaries by having a detrimental effect on investment portfolio management. In addition to the right of the Portfolio to impose redemption fees on short-term trading, we reserve the right to reject any specific premium allocation or transfer request, if in the judgment of a Subaccount's portfolio fund advisor, a Subaccount portfolio would be unable to invest effectively in accordance with its investment objectives and policies, or if Policy owners would otherwise potentially be adversely affected.

         Transferring money out of a Subaccount within 60 days of a purchase may be considered market timing. However, any portfolio fund advisor may establish their own standards, and each transaction may be evaluated on its own. Ultimately the portfolio fund advisor has the authority to make this determination.

          Subject to restrictions during the "right to examine period", you may transfer Policy value from one Subaccount to another, from the Separate Account to the Fixed Account, or from the Fixed Account to any Subaccount, subject to these rules:

         Transfer Rules:
          o A transfer is considered any single request to move assets between one or more investment options.
          o We must receive notice of the transfer at our Service center Trading Unit - either Written Notice, an authorized telephone transaction, fax or by Internet when available. Our Trading Unit facsimile number is 402-467-7923. Transfers will be processed on the business day they are received by our Trading Unit before 3:00 p.m. Central Time. You must be available to receive a confirmation telephone call for any faxed transfer requests sent to us, or your trade may not be processed until it is confirmed.
          o The transferred amount must be at least $250, or the entire Subaccount or Fixed Account value if it is less. (If the value remaining after a transfer will be less than $100 in a Subaccount or $100 in the Fixed Account, we will include that amount as part of the transfer.)
               - If the Dollar Cost Averaging systematic transfer program is used, then the minimum transfer amount out of a Subaccount or the Fixed Account is the lesser of $100 or the balance in the Subaccount or Fixed Account. Under this program, the maximum amount that may be transferred from the Fixed Account each month is 1/36th of the value of the Fixed Account at the time the Dollar Cost Averaging program is established. While a Dollar Cost Averaging program is in effect, elective transfers out of the Fixed Account are prohibited.
               - The Portfolio Rebalancing and Earnings Sweep systematic transfer programs have no minimum transfer limits.

          o We currently do not levy any charge for transfers. However, we reserve the right to limit free transfers to only the first 15 transfers each Policy Year. If we imposed this limit, subsequent transfers may result in a $10 charge for each transfer. See the CHARGES section of this Prospectus for information about how this charge is applied. This fee is not subtracted from the amount of the transfer. Transfers under any systematic transfer program do count toward the 15 free transfer limit.
          o A transfer from the Fixed Account (except made pursuant to a systematic transfer program):
               -    may be made only once each Policy Year;
               -    may be delayed up to six months;
               -    is limited during any Policy Year to the greater of:
                    - 25% of the Fixed account value on the date of the transfer during that Policy Year;
                    - the greatest amount of any similar transfer out of the Fixed Account during the previous 13 months; or
                    -    $1,000.
          o You may make two substantive transfers from each Subaccount (at least 30 days apart) during any calendar year. A substantive transfer is a transfer that exceeds the lesser of: (1) 51% of the Policy value or (2) $100,000. This restriction does not apply to transfers from the Vanguard VIF Money Market or Rydex Subaccounts.
          o We reserve the right to limit transfers, or to modify transfer privileges, and we reserve the right to change the transfer rules at any time. We and our portfolio managers consider market timing strategies, programmed transfers or transfers that are large in relation to the total assets of an investment option's underlying portfolio as disruptive. We may react to disruptive transfers by, among other things, restricting the availability of personal telephone requests, facsimile transmissions, automated telephone services, Internet services or any electronic transfer service. We may also refuse to act on transfer instructions of an agent acting under a power of attorney or otherwise who is acting on behalf of one or more Owners. In making these determinations, we may consider the combined transfer activity of annuity contracts and life insurance policies that we believe are under common ownership, control or direction.
          o If the Policy value in any Subaccount falls below $250, we may transfer the remaining balance, without charge, to the Vanguard VIF Money Market Subaccount.
          o Rydex Subaccount transfers received later than 2 p.m. Central Time are processed the next Business Day.

         THIRD-PARTY SERVICES

         Where permitted and subject to our rules (including those Transfer Rules above regarding rejection of a transfer request), we may accept your authorization to have a third party (such as your sales representative or someone else you name) exercise transfers or investment allocations on your behalf. Third-party transfers and allocations are subject to the same rules as all other transfers and allocations. You can make this election on the application or by sending us Written Notice on a form provided by us. Please note that any person or entity you authorize to make transfers or allocations on your behalf, including any investment advisory, asset allocation, money management or timing service, does so independently from any agency relationship they may have with us for the sale of the Policies. They are accountable to you alone for such transfers or allocations. We are not responsible for such transfers or allocations on your behalf, or recommendations to you, by such third-party services. You should be aware that charges assessed by such third parties for their service are separate from and in addition to charges paid under the Policy.

         SYSTEMATIC TRANSFER PROGRAMS

         Transfers under any systematic transfer program do count toward the 15 free transfer limit. We reserve the right to alter or terminate any systematic transfer program upon thirty days advance written notice. Only one systematic transfer program may be utilized at a time.

o        Dollar Cost Averaging
         The Dollar Cost Averaging program allows you to automatically transfer, on a periodic basis, a set dollar amount or percentage from the Ameritas Money Market Subaccount or the Fixed Account to any other Subaccount(s) or the Fixed Account. Requested percentages are converted to a dollar amount. You can begin Dollar Cost Averaging when you purchase the Policy or later. You can increase or decrease the amount or percentage of transfers or discontinue the program at any time. Dollar Cost Averaging is intended to limit loss by resulting in the purchase of more Accumulation Units when a portfolio's value is low, and fewer units when its value is high. However, there is no guarantee that such a program will result in a higher Policy value, protect against a loss, or otherwise achieve your investment goals.

         Dollar Cost Averaging Rules:
          o There is no additional charge for the Dollar Cost Averaging program.
          o We must receive notice of your election and any changed instruction - either Written Notice, by telephone transaction instruction, or by Internet when available.
          o    Transfers can only occur monthly.
          o The minimum transfer amount out of the Ameritas Money Market Subaccount or the Fixed Account is the lesser of $250 or the balance in the Subaccount or Fixed Account. Under this program, the maximum amount that may be transferred from the Fixed Account each month is 1/36th of the Fixed Account value at the time Dollar Cost Averaging is established. While a Dollar Cost Averaging program is in effect, elective transfers out of the Fixed Account are prohibited. There is no maximum transfer amount limitation applicable to any of the Subaccounts.
          o Dollar Cost Averaging program transfers cannot begin before the end of a Policy's "right to examine" period.
          o You may specify that transfers be made on the 1st through the 28th day of the month. Transfers will be made on the date you specify (or if that is not a Business Day, then on the next Business Day). If you do not select a date, the program will begin on the next Policy Month Anniversary following the date the Policy's "right to examine" period ends.
          o You can limit the number of transfers to be made, in which case the program will end when that number has been made. Otherwise, the program will terminate when the amount remaining in the Ameritas Money Market Subaccount or the Fixed Account is less than $100.
          o Dollar Cost Averaging is not available when the Portfolio Rebalancing Program is elected.

o        Portfolio Rebalancing
         The Portfolio Rebalancing program allows you to rebalance your Policy value among designated Subaccounts only as you instruct. You may change your rebalancing allocation instructions at any time. Any change will be effective when the next rebalancing occurs.

         Portfolio Rebalancing Program Rules:
          o There is no additional charge for the Portfolio Rebalancing program.
          o    The Fixed Account is excluded from this program.
          o You must request the rebalancing program, give us your rebalancing instructions, or request to end this program either by Written Notice, by telephone transaction instruction, or by Internet when available.
          o You may have rebalancing occur quarterly, semi-annually or annually.
          o Portfolio Rebalancing is not available when the Dollar Cost Averaging Program is elected.

o        Earnings Sweep
         The Earnings Sweep program allows you to rebalance your Policy value by automatically allocating earnings from your Subaccounts among designated investment options (Subaccounts or the Fixed Account), either based on your original Policy allocation of premiums or pursuant to new allocation instructions. You may change your Earnings Sweep program instructions at any time. Any change will be effective when the next sweep occurs.

         Earnings Sweep Program Rules:
          o    There is no additional charge for the Earnings Sweep program.
          o    The Fixed Account is included in this program.
          o You must request the Earnings Sweep program, give us your allocation instructions, or request to end this program either by Written Notice, by telephone transaction instruction, or by Internet when available.
          o You may have your earnings sweep quarterly, semi-annually or annually.

CHARGES

         The following repeats and adds to information provided in the CHARGES TABLES section where the amount of each charge is shown. Please review both prospectus sections, and the Policy, for information on charges. For those Policies issued on a unisex basis in certain states or in certain cases, sex-distinct rates do not apply. Certain charges expressly permit you to designate the investment options from which the charge is to be deducted. If there are insufficient funds in such a designated investment option, and for all other charges deducted from total Policy value, charges are deducted pro-rata from your selected Subaccount and Fixed Account investment options.

         TRANSACTION FEES

o        Percent of Premium Charge
         We currently deduct a percentage of each Policy premium payment we receive as a Percent of Premium Charge. This charge partially offsets premium taxes imposed by some States and local governments and federal taxes on certain capitalized acquisition expenses. We do not expect to profit from this charge.

o        Surrender Charge and Sales Load Charge
         The Policy has no Surrender Charge and no Sales Load Charge.

o        Partial Withdrawal Charge
         Upon a partial withdrawal from your Policy, we will deduct a Partial Withdrawal Charge. This fee will be deducted from the investment options and in the same allocation as your partial withdrawal allocation instruction; if that is not possible (due to insufficient value in one of the investment options you elect) or you have not given such instructions, we will deduct this fee on a pro-rata basis from balances in all Subaccounts and the Fixed Account. Taxes and tax penalties may apply.

o        Transfer Fee
         Currently, we do not impose a Transfer Fee. We may, however, charge a Transfer Fee for any transfer in excess of 15 transfers per Policy Year. This fee may be deducted from only Policy investment options you designate; if that is not possible (due to insufficient value in an investment option you elect) or you have not provided such instructions, we will deduct this fee on a pro-rata basis from balances in all Subaccounts and the Fixed Account.

         PERIODIC CHARGES:  MONTHLY DEDUCTIONS FROM POLICY VALUE

         The following charges are deducted from Policy value on each Policy Monthly Anniversary.

o        Cost of Insurance Charge
         The cost of insurance rate per $1,000 of net amount at risk cannot exceed the guaranteed cost of insurance rate that is set forth in the Policy. The maximum cost of insurance each month can be determined by using the guaranteed cost of insurance rate in the formula below for cost of insurance.

         The cost of insurance charge is for providing insurance protection under the Policy. Because the cost of insurance charge depends upon several variables, the cost for each Policy Month can vary from month to month. The cost of insurance rate for the initial specified amount of insurance coverage varies by the insured's sex, issue age, risk class and the length of time the Policy has been in force. The cost of insurance rate for an increase in specified amount varies by the insured's sex, age and risk class at the time of the increase, and the length of time the Policy has been in force since the increase. We may use current cost of insurance rates less than those shown in the Policy, and reserve the right to change them so long as they do not exceed the rates shown in the Policy. Changes will equally apply to similarly situated Policy Owners and be based on changes in future expectations of factors such as investment earnings, mortality, persistency, and expenses. We expect a profit from this charge. Ask for a Policy illustration or see your Policy for these charges applicable to you.

The Cost of Insurance each month equals:
-    The "Net Amount at Risk" for the month;
     multiplied by
-    The cost of insurance rate per $1,000 of net amount at risk; divided by
-    $1,000.

The Net Amount at Risk in any month equals:
- The death benefit on the Policy Monthly Anniversary, discounted at the guaranteed rate of interest for the Fixed Account for one month; minus
- The Policy value on the Policy Monthly Anniversary after deducting the charge for any optional features selected and the administrative charges but not the cost of insurance charge.

o        Administrative Charge

         The administrative charge partially compensates us for our costs in issuing and administering the Policy and operating the Separate Account. We do not anticipate making a profit from this charge.

o        Cost of Optional Features
         The cost for any optional features you select (sometimes called Policy "Riders") is also deducted monthly from Policy value. See the CHARGES TABLES for information about the costs of these features, and refer to APPENDIX B for descriptions of these features. Optional features may not be available in all states.

         PERIODIC CHARGES: DAILY DEDUCTION FROM SEPARATE ACCOUNT ASSETS

         The following charges are applied daily to Separate Account assets in determining the daily Accumulation Unit value of each Subaccount.

o        Risk Charge
         The Risk Charge is for the mortality risks we assume - that insureds may live for shorter periods of time than we estimate, and also compensates us for the Policy expense risks we assume. If this charge exceeds our actual costs to cover these risks, the excess goes to our general account. Conversely, if this charge is not enough, we bear the additional expense, not you. We expect a profit from this charge.

o        Portfolio Charges
         Each Subaccount's underlying portfolio has investment advisory expenses. These expenses, as of the end of each portfolio's last fiscal year, are stated in this prospectus' CHARGES TABLES section and described in more detail in each fund's prospectus. A portfolio's charges and expenses are not deducted from your Policy value. Instead, they are reflected in the daily value of portfolio shares which, in turn, will affect the daily Accumulation Unit value of the Subaccounts. These charges and expenses help to pay the portfolio's investment adviser and operating expenses.

OTHER IMPORTANT POLICY INFORMATION

         POLICY APPLICATION AND ISSUANCE

         The insured must not be older than age 80 on the insured's birthday nearest to the Policy Date. To purchase a Policy, you must submit an application, at least the Initial Premium (see below), and provide evidence of the proposed insured's insurability satisfactory to us. Before accepting an application, we conduct underwriting to determine insurability. We reserve the right to reject any application or premium. If we issue a Policy, insurance coverage will be effective as of the Policy Date.

  Replacing an existing life insurance policy is not always your best choice.
                       Evaluate any replacement carefully.


o        Application in Good Order
         All application questions must be answered, but particularly note these requirements:
          o The Owner's and insured's full name, Social Security number (tax identification number for a business or trust Owner), date of birth, and certain other required information must be included.
          o Your premium allocations must be complete, be in whole percentages, and total 100%.
          o    Initial Premium requirements must be met (see below).
          o Your signature and your agent's signature must be on the application.
          o City, state and date the application was signed must be completed.
          o You must provide all information required for us to underwrite your application (including health and medical information about the insured, and other information we consider relevant).
          o    If you have one, please give us your e-mail address to facilitate receiving updated Policy information by electronic delivery.
          o    There may be forms in addition to the application required by law or regulation, especially when a replacement of other coverage is involved.
          o    Your agent must be both properly licensed and appointed with us.

o        Premium Requirements
         Your premium checks should be made payable to "Ameritas Life Insurance Corp." We may postpone crediting any payment made by check until the check has been honored by your bank. Payment by certified check, banker's draft, or cashier's check will be promptly applied. Under our electronic fund transfer program, you may select a monthly payment schedule for us to automatically deduct premiums from your bank account or other sources.

         Initial Premium
          o At least 25% of the total first year guaranteed monthly deductions including charges for riders, and any substandard risk adjustments for the specified amount of insurance coverage you apply for.

         Additional Premiums
          o Payment of additional premiums is flexible, but must be enough to cover Policy charges.
          o If a premium increases the net amount of insurance coverage at risk, it is subject to evidence of the insured's continued insurability and our underwriting requirements as to the amount of the increase.
          o Planned Periodic Premiums may be paid annually, semi-annually, quarterly, or monthly. You may change your Planned Periodic Premium, subject to our approval. Because Policy value can fluctuate depending upon the performance of your selected variable investment options, payment of your Planned Periodic Premiums does not guarantee that your Policy will remain in force. Your Policy can lapse even if you pay all Planned Periodic Premiums on time.
          o If there is a Policy loan, you should identify any payment intended to reduce a loan as a loan repayment; otherwise it will be treated as a premium and added to Policy value.
          o    Additional premiums are applied pursuant to your current
               allocation instructions, unless you give us different
               instructions by Written Notice or authorized telephone transaction when you make the payment.
          o We reserve the right to limit premiums or refund any values so the Policy qualifies as life insurance under the federal Internal Revenue Code.

o        Crediting and Allocating Premium
         Once your application is in good order, we will credit initial net premium to the Policy on the date the Policy is issued. All premiums are allocated to the Vanguard VIF Money Market Subaccount until 13 days after the date the Policy is issued to accommodate state "Right to Examine" rights under the Policy. Then, we allocate your Policy value to the investment options according to your allocation instructions. However, where allowed, if you have allocated 100% to the Fixed Account, the initial net premium is allocated to the Fixed Account. In this instance, no further allocation will occur. If a Policy is not issued, we will return your premium.

         Until your Policy is issued, premium payments received by us are held in our general account and are credited with interest at a rate we determine.

         POLICY VALUE

         On your Policy's date of issue, Policy value equals your initial net premium (premium less the Percent of Premium Charge) less the Policy's first monthly deductions. On any Business Day thereafter, your total Policy value equals the sum of Policy value in the Separate Account variable investment options, the Fixed Account, and the Loan Account, minus any monthly deduction due and not paid.

o        Separate Account Value
         Premiums or transfers allocated to Subaccounts are accounted for in Accumulation Units. The Policy value held in the Separate Account Subaccounts on any Business Day is determined by multiplying each Subaccount's Accumulation Unit value by the number of Subaccount units allocated to the Policy. Each Subaccount's Accumulation Unit value is calculated at the end of each Business Day as follows:
     (a) the per share net asset value of the Subaccount's underlying portfolio as of the end of the current Business Day plus any dividend or capital gain distribution declared and unpaid by the underlying portfolio during that Business Day, times the number of shares held by the Subaccount, before the purchase or redemption of any shares on that date; minus
     (b) the daily mortality and expense risk charge; and this result divided by
     (c) the total number of Accumulation Units held in the Subaccount on the Business Day before the purchase or redemption of any Accumulation Units on that day.

         When transactions are made to or from a Subaccount, the actual dollar amounts are converted to Accumulation Units. The number of Accumulation Units for a transaction is equal to the dollar amount of the transaction divided by the Accumulation Unit value on the Business Day the transaction is made.

         An investment in money market funds is neither insured nor guaranteed by the U.S. Government. There can be no assurance that the funds will be able to maintain a stable net asset value of $1.00 per share.

o        Fixed Account Value
         The Policy value of the Fixed Account on any Business Day equals:
          (a) the Policy value of the Fixed Account at the end of the preceding Policy month; plus
          (b) any net premiums credited to the Fixed Account since the end of the previous Policy month; plus
          (c) any transfers from the Subaccounts to the Fixed Account since the end of the previous Policy month; plus
          (d) any transfers from the Loan Account to the Fixed Account since the end of the previous Policy month, minus
          (e) any transfers from the Fixed Account to the Loan Account since the end of the previous Policy month; minus
          (f) any transfers and transfer fee from the Fixed Account to the Subaccounts since the end of the previous Policy month; minus
          (g) any partial withdrawal and partial withdrawal charge taken from the Fixed Account since the end of the previous Policy month; minus
          (h) the Fixed Account's share of any monthly deductions from Policy value; minus
          (i)  the Fixed Account's share of charges for any optional features;
               plus
          (j) interest credited on the Fixed Account balance since the end of the previous Policy month.

         MISSTATEMENT OF AGE OR SEX

         If the age or sex of the insured or any person insured by a Policy or rider has been misstated on the application, the Policy death benefit and any additional benefits provided will be those which would be purchased by the most recent cost of insurance charge and the cost of such additional benefits at the insured person's correct age or sex.

         SUICIDE

         We will pay the greater of the premiums received or Policy value, less any partial withdrawals and indebtedness, if the insured, while sane or insane, commits suicide within two years (one year in Colorado and North Dakota) after the date the Policy was issued (and in Missouri, the insured intended suicide at the time coverage was applied for). We will pay the greater of the monthly deductions for an increase in specified amount of insurance coverage or Policy value attributable to such an increase if the insured, while sane or insane, commits suicide within two years (one year in Colorado and North Dakota) after the effective date of any increase (and in Missouri, the insured intended suicide at the time the increase was applied for). Optional feature riders to the Policy may have separate suicide provisions.

         INCONTESTABILITY

         We will not contest the validity of the Policy after it has been in force during the insured's lifetime for two years from the date the Policy was issued or for two years from the date of any reinstatement. We will not contest the validity of an increase in the specified amount of insurance coverage after the Policy has been in force during the insured's lifetime for two years from the effective date of any increase. Any contest of an increase in the specified amount of insurance coverage will be based on the application for that increase. Optional benefit riders to the Policy may have separate incontestability provisions.

         TELEPHONE TRANSACTIONS

Telephone Transactions Permitted
o    Transfers among investment options.
o    Establish systematic transfer programs.
o    Change premium allocations.

How to Authorize Telephone Transactions
o Upon your authorization on the Policy application or in Written Notice to us, you, your registered representative or a third person named by you may do telephone transactions on your behalf. You bear the risk of the accuracy of any designated person's instructions to us.

Telephone Transaction Rules

o Must be received by close of the New York Stock Exchange ("NYSE") (usually 3 p.m. Central Time); if later, the transaction will be processed the next day the NYSE is open. Rydex Subaccount transactions must be received by 2 p.m. Central Time for same day processing.
o    Calls will be recorded for your protection.
o For security, you or your authorized designee must provide your Social Security number and/or other identification information.
o    May be discontinued at any time as to some or all Owners.

We are not liable for following telephone transaction instructions we reasonably believe to be genuine.

         LAPSE AND GRACE PERIOD

o        Lapse

         Because Policy value can fluctuate depending upon the performance of your selected variable investment options, your Policy can lapse, even if you pay all Planned Periodic Premiums on time.

         This Policy will lapse with no value when Policy's cash surrender value is not enough to cover any due but unpaid charges. However, this Policy will not terminate during a grace period as long as sufficient premium is paid by the end of the grace period to prevent lapse.

           Lapse of the Policy may result in adverse tax consequences.

o        Guaranteed Death Benefit

         We guarantee the Policy will not lapse during its first five Policy Years so long as the premiums paid minus partial withdrawals and outstanding Policy loan and loan interest exceeds the cumulative Minimum Premium required to date. This feature may be modified or not available in all states.

         If an optional Guaranteed Death Benefit is elected, we further guarantee the Policy will not lapse during the Guaranteed Death Benefit Period (stated in your Policy's Schedule page; this period varies depending upon your age at Policy issue), even if the Cash Surrender Value is not enough to pay Policy charges due but unpaid, if you meet the Guaranteed Death Benefit Premium requirements and the following rules.
     o If the Policy does lapse, the Guaranteed Death Benefit ends and is not reinstated even if the underlying Policy is reinstated after a grace period;
     o Increases in specified amount of insurance will be reflected in the Guaranteed Death Benefit Premium requirement from the effective date of the change; and

     o Policy premiums paid to date, minus partial withdrawals since the Policy Date, and minus outstanding Policy loans and loan interest charged, must meet or exceed the cumulative Guaranteed Death Benefit Premium required to date.

o        Grace Period

         If your Policy lapses, we allow you a 61-day grace period to make a premium payment in order to continue the Policy. The grace period begins on the date we mail a notice of the premium necessary to keep this Policy in force. We will mail this notice to you at your current address on record with us and to any assignee on record. Insurance coverage continues during the grace period, but the Policy has no value for purposes of Policy loans, surrenders or transfers. If sufficient premium is not paid by the end of the grace period, the Policy will terminate without value as of the first day of the grace period. If the insured dies during the grace period, we will deduct outstanding Policy debt and Policy charges due but not paid from the death benefit proceeds payable.

         REINSTATEMENT

         If the Policy lapses because a grace period ended without a sufficient payment being made, you may reinstate it within three years of the date of lapse. To reinstate, we must receive:
     o    Written application signed by you and the insured;
     o Evidence of the insured's insurability satisfactory to us, and the insurability of any insured covered under an optional benefit rider;
     o    Premium at least equal to the greater of:
          (1) An amount sufficient to bring the Cash Surrender Value after the first monthly deduction to an amount greater than zero; or
          (2)  Three times the current Policy Month's monthly deduction.

         If any outstanding Policy loan is reinstated, that debt will be held in our Fixed Account.

         The effective date of reinstatement will be the Policy Monthly Anniversary date on or next following the date the reinstatement is approved.

         The specified amount of the reinstated Policy may not exceed the specified amount at the time of lapse. The Policy value on the effective date of reinstatement will equal the Policy value as of the date of lapse. The surrender charge at reinstatement, if any, will be based on the current Policy Year as if the Policy had never terminated. Any guaranteed death benefit cannot be reinstated.

         The Policy cannot be reinstated once it has been fully surrendered.

         DELAY OF PAYMENTS OR TRANSFERS

         We will usually pay any amounts from the Separate Account requested as a partial withdrawal or cash surrender within seven days after we receive your Written Notice. We can postpone such payments or any transfers out of a Subaccount if: (i) the NYSE is closed for other than customary weekend and holiday closings; (ii) trading on the NYSE is restricted; (iii) an emergency exists as determined by the SEC, as a result of which it is not reasonably practical to dispose of securities, or not reasonably practical to determine the value of the net assets of the Separate Account; or (iv) the SEC permits delay for the protection of security holders. The applicable rules of the SEC will govern as to whether the conditions in (iii) or (iv) exist.

         We may defer payments of a full or partial surrender from the Fixed Account for up to six months from the date we receive your Written Notice requesting the surrender.

         BENEFICIARY

         You may change your beneficiary by sending Written Notice to us, unless the named beneficiary is irrevocable. Once we record and acknowledge the change, it is effective as of the date you signed the Written Notice. The change will not apply to any payments made or other action taken by us before recording. If the named beneficiary is irrevocable, you may change the named beneficiary only by Written Notice signed by both you and the beneficiary. If more than one named beneficiary is designated, and you fail to specify their interest, they will share equally.

         If the named beneficiary dies before you, then your estate is the beneficiary until you name a new beneficiary.

         The interest of any beneficiary is subject to that of any assignee.

         MINOR OWNER OR BENEFICIARY

         Generally (and except as provided for in some states) a minor may not own the Policy solely in the minor's name and cannot receive payments directly as a Policy beneficiary. Contrary to common belief, in most States parental status does not automatically give parents the power to provide an adequate release to us to make beneficiary payments to the parent for the minor's benefit. A minor can "own" a Policy through the trustee of a trust established for the minor's benefit, or through the minor's named and court appointed guardian, who owns the Policy in his or her capacity as trustee or guardian. Where a minor is a named beneficiary, we are able to pay the minor's beneficiary payments to the minor's trustee or guardian. Some states allow us to make such payments up to a limited amount directly to parents. Parents seeking to have a minor's interest made payable to them for the minor's benefit are encouraged to check with their local court to determine the process to be appointed as the minor's guardian; it is often a very simple process that can be accomplished without the assistance of an attorney. If there is no adult representative able to give us an adequate release for payment of the minor's beneficiary interest, we will retain the minor's interest on deposit until the minor attains the age of majority.

         POLICY CHANGES

         Any change to your Policy is only effective if on a form acceptable to us, and then only once it is received at our Service Center and recorded on our records. Information on how to contact us to determine what information is needed and where you can get various forms for Policy changes is shown on this prospectus' page 1, 3 and last page.

         "FREE LOOK" RIGHTS

         Most States give you a limited period of time within which you can cancel your Policy, usually called a "right to examine" or "free look" period. The amount we will refund if you cancel during this period varies, but will always be at least the amount required by the State whose law governs your Policy. The specific terms of your state's "free look" requirements are on the front page of your Policy.

         OPTIONAL FEATURES

         Subject to certain requirements, one or more of the optional insurance benefits described in APPENDIX B - OPTIONAL FEATURES may be added to your Policy by rider. The cost of any optional insurance benefit will be deducted monthly from Policy value as stated in this prospectus' CHARGES TABLES.

         LEGAL PROCEEDINGS

         As of the date of this Prospectus, there are no proceedings affecting the Separate Account, or that are material in relation to our total assets.

         HOW TO GET FINANCIAL STATEMENTS

         Our company and separate account financial statements are included in a Statement of Additional Information ("SAI"). For information on how to obtain copies of these financial statements, at no charge, see the STATEMENT OF ADDITIONAL INFORMATION; REGISTRATION STATEMENT provision on the last page of this prospectus.

POLICY DISTRIBUTIONS

         The principle purpose of the Policy is to provide a death benefit upon the insured's death, but before then you may also borrow against the Policy's Cash Surrender Value, take a partial withdrawal, or fully surrender it for its Cash Surrender Value. Tax penalties and surrender charges may apply to amounts taken out of your Policy.

         DEATH BENEFIT

         Upon the insured's death, we will pay to the Policy beneficiary:
          (a) the death benefit on the insured's life, determined as described below; plus
          (b) any additional life insurance proceeds provided by any optional benefit or rider; minus
          (c)  any outstanding Policy debt; minus
          (d) any due and unpaid Policy charges, including deductions for the month of death.

         We will pay the death benefit after we receive Due Proof of Death of the insured's death and as soon thereafter as we have sufficient information about the beneficiary to make the payment. Death benefits may be paid pursuant to a payment option to the extent allowed by applicable law and any settlement agreement in effect at the insured's death. If neither you nor the beneficiary makes a payment option election within 60 days of our receipt of Due Proof of Death, we will issue a lump-sum payment to the beneficiary.

A death benefit is payable upon:
   -  Your Policy being in force;
   -  Our receipt of Due Proof of Death of the last Insured;
   -  Our receipt of sufficient beneficiary information to make the payment; and
   -  Your election of a payment option.
"Due Proof of Death" is generally a certified copy of a death certificate, a certified copy of a decree of a court of competent jurisdiction as to the finding of death, or any other proof satisfactory to us.

o        Death Benefit Options
         You may choose one of two death benefit options. Option A is in effect unless you elect Option B.

Death Benefit Option A
     If you prefer to have favorable investment performance, if any, reflected in higher Policy value rather than increased insurance coverage, you should generally select Option A.
     Under Option A, the death benefit is the greater of:
     (a) the specified amount of insurance coverage on the insured's date of death; or
     (b) the Policy value on the date of death multiplied times the corridor percentage (see below).

Death Benefit Option B
     If you prefer to have favorable investment performance, if any, reflected in increased insurance coverage rather than higher Policy value, you should generally select Option B.
     Under Option B, the death benefit is the greater of:
     (a) the specified amount of insurance coverage on the date of death plus the Policy value; or
     (b) the Policy value on the date of death multiplied times the corridor percentage (see below).

         ------------- ------------ ----------- ----------- ----------- ----------- ----------- -----------
            Attained      Corridor    Attained    Corridor   Attained     Corridor    Attained    Corridor
              Age            %           Age         %          Age          %           Age          %
         ------------- ------------ ----------- ----------- ----------- ----------- ----------- -----------
             0-40         250%
              41          243%          51         178%         61         128%         71         113%
              42          236%          52         171%         62         126%         72         111%
              43          229%          53         164%         63         124%         73         109%
              44          222%          54         157%         64         122%         74         107%
              45          215%          55         150%         65         120%       75-90        105%
              46          209%          56         146%         66         119%         91         104%
              47          203%          57         142%         67         118%         92         103%
              48          197%          58         138%         68         117%         93         102%
              49          191%          59         134%         69         116%        94+         101%
              50          185%          60         130%         70         115%
         ------------- ------------ ----------- ----------- ----------- ----------- ----------- -----------

o        Changes in Death Benefit Option
         After the first Policy Year, you may change your Policy's death benefit option.

Changes in Death Benefit Option Rules
o    Your request for a change must be by Written Notice.
o You can only change your Policy death benefit option once each Policy Year. The change will be effective on the Policy Monthly Anniversary after we receive (or, if evidence of insurability is necessary, after we approve) your request.
o    There is no fee to change your Policy death benefit option.
o Changing from Option A to Option B: A change from Option A to Option B will require satisfactory evidence of insurability. The death benefit after the change will equal the specified amount prior to the change plus the accumulation amount as of the date of the change.
o Changing from Option B to Option A: The specified amount of insurance will equal the death benefit on the date of the change.
o The change is only allowed if the new specified amount of insurance meets the requirements set forth in the Change in Specified Amount of Insurance Coverage section, below.

o        Change in Specified Amount of Insurance Coverage
         You may change the current specified amount of insurance coverage by Written Notice on a form provided by us, and subject to our approval. A change could have federal tax consequences (see this Prospectus' TAX MATTERS section). Any change will take effect on the Policy Monthly Anniversary on or after the date we receive your Written Notice.

INCREASE () in Coverage Rules
o    No increase is allowed in the first Policy Year.
o    The insured's age nearest birthday must be 80 or younger.
o A new application, evidence of insurability, and additional premium for the amount of the increase may be required.
o Minimum amount of an increase in specified amount of insurance coverage is $25,000.
o Cost of insurance charges for the increase will be based upon the insured's attained age and underwriting class at the time of the increase.
o The Administrative Charge will increase to $9 per month for the 12 months following the increase. See this Prospectus' CHARGES section.
o Ongoing additional premium may be required to maintain your Policy's Guaranteed Death Benefit Premium requirements. (See this Prospectus' OTHER IMPORTANT POLICY INFORMATION: Lapse & Grace Period provision.)
o Additional premium may be required if Policy value at the time of the increase, minus outstanding Policy debt, is less than an amount equal to 12 times what the current monthly deductions from Policy value will be reflecting the increase in specified amount of insurance coverage.

DECREASE () in Coverage Rules
o No decrease is allowed in the first Policy Year nor during the first 12 Policy Months following an increase in specified amount of insurance coverage except for a decrease which is the result of a partial withdrawal.
o    The specified amount of coverage after the decrease must be at least:
     -    $100,000 in the first three Policy Years, and
     -    $75,000 in the 4th and subsequent Policy Years.
o We may limit any requested decrease to the amount necessary to keep the Policy in compliance with maximum premium limits under federal tax law.
o A decrease will not lower the Guaranteed Death Benefit Premium in effect at the time of the decrease.

         MATURITY DATE

         The Policy's normal Maturity Date is the Policy anniversary nearest the insured's 100th birthday. On the Maturity Date, we will pay you the Policy value, less any loan and unpaid loan interest, if the insured is then living, if this Policy is in force, and you have not elected to extend the Policy's Maturity Date. The Policy may terminate prior to the Maturity Date as described under the Lapse and Grace Period provision. If the Policy does continue in force to the Maturity Date, it is possible there will be little or no Policy value at that time.

o        Coverage Beyond Maturity

         At least 90 days before the Policy's normal Maturity Date, you may elect to continue the Policy in force beyond the normal Maturity Date for as long as the Policy value is greater than zero. The election must be made by Written Notice, upon which we will issue you, at no additional cost, an Extended Maturity Rider; this Rider is not available in all states. The following will apply:
     o    The death benefit will be the Policy value.
     o    You cannot pay any more premiums.
     o The insured's date of death will be considered the Policy's Maturity Date, except that this rider does not extend the Maturity Date for purposes of determining benefits under any other riders.
     o We will maintain your allocation of Policy value to the Subaccounts and the fixed account according to your instructions.
     o    No monthly charges will be made for cost of insurance or riders.

The tax consequences of extending the Maturity Date are unclear. Please consult a tax advisor.

         Some States may require that your Policy mature as of a certain date (usually the Policy Anniversary nearest your 100th birthday), or limit your benefits and the charges we may collect for your coverage after such date. See your Policy language for detailed information about benefits at age 100 and beyond.

         POLICY LOANS

         If you ask, your sales representative or we may be able to provide you with illustrations giving examples of how a loan might affect Policy value, Cash Surrender Value and death benefit. Any loan transaction will permanently affect Policy values. Surrender or lapse of a Policy while a loan is outstanding could result in significant tax consequences.


--------------------------------------------------------------------------------
 Amount You Can Borrow
--------------------------------------------------------------------------------
Standard Policy Loan. After the first Policy Year, you may borrow not less than $200 and up to an amount equal to the Cash Surrender Value, minus guaranteed monthly deductions from Policy value for the rest of the Policy Year, minus interest on Policy debt including the requested loan to the next Policy anniversary.
--------------------------------------------------------------------------------
Reduced Rate Policy Loan. Available after the 10th Policy Year. Amount eligible is 10% of Policy value as of the 10th Policy anniversary times the number of years since the 10th anniversary, increased by the accrued interest charges on the reduced loan amount. Any Standard Policy Loan outstanding at the end of the 10th Policy Year and each year thereafter will become a Reduced Rate Policy Loan up to the eligible amount from that point forward. Once a loan is categorized as a Reduced Rate Policy Loan, it will continue to be charged the reduced loan rate.
--------------------------------------------------------------------------------
Loan Interest Rate
--------------------------------------------------------------------------------
Standard Policy Loan. Current net annual loan interest rate of 2%. We charge a current interest rate with a 5.5% effective annual yield (guaranteed to not exceed 6%), but we also credit an interest rate with an effective annual yield of 3.5% to any amounts in the Loan Account.
--------------------------------------------------------------------------------
Reduced Rate Policy Loan. Current net annual loan interest rate of 0%: we charge a current interest rate with a 3.5% effective annual yield (guaranteed to not exceed 4%), but we also credit an interest rate with an effective annual yield of 3.5% to any amounts in the Loan Account.
--------------------------------------------------------------------------------

Loan Rules
o    The Policy must be assigned to us as sole security for the loan.
o We will accept a loan request signed by you on our form of Written Notice by mail or facsimile.
o We will transfer all loan amounts from the Subaccounts and the Fixed Account to a Loan Account. The amounts will be transferred on a pro rata basis, unless you instruct us otherwise. If the value of an investment option after a transfer pursuant to your instructions is less than $100, the amounts will be transferred on a pro rata basis.
o Loan interest is due on each Policy Anniversary. If the interest is not paid when due, we will transfer an amount equal to the unpaid loan interest from only Policy investment options you designate; if that is not possible (due to insufficient value in an investment option you elect) or you have not provided such instructions, we will deduct loan interest on a pro-rata basis from balances in all Subaccounts and the Fixed Account.
o If Policy debt exceeds Policy value minus the Surrender Charge minus accrued expenses and charges, you must pay the excess or your Policy will lapse.
o All or part of a loan may be repaid at any time while the Policy is in force. We will deduct the amount of the loan repayment from the Loan Account and allocate that amount among the Subaccounts and the Fixed Account in the same percentages as net premium is allocated on the date of repayment. We will treat any amounts you pay us as a premium unless you specify that it is a loan repayment.
o The death benefit will be reduced by the amount of any loan outstanding and unpaid loan interest on the date of the insured's death.
o We may defer making a loan for up to six months unless the loan is to pay premiums to us.

         FULL SURRENDER

         While the insured is alive, you may terminate the Policy for its Cash Surrender Value. Following a full surrender, all your rights in the Policy end, and the Policy may not be reinstated.

         Full Surrender Rules
          o We will accept a full surrender request signed by you on our form of Written Notice by mail or facsimile. However, when accepting a request by a method not requiring an original signature, there is a greater possibility that unauthorized persons can manipulate your signature and make changes on your Policy (including withdrawals) without your knowledge.
          o Surrenders may be taxable, and a 10% federal tax penalty on gains may apply prior to age 59 1/2. See the TAX MATTERS section of this prospectus for more information.
          o We may defer surrender payments from the Fixed Account for up to six months from the date we receive your request.

         PARTIAL WITHDRAWAL

         While the insured is alive, you may withdraw part of the Policy value. The amount requested and any partial withdrawal charge will usually be deducted from the Policy value on the date we receive your request if received before 3 p.m. Central Time. The Policy value will be reduced by the amount of the partial withdrawal, but the specified amount of insurance coverage will not change.

         If Death Benefit Option A (described above) is in effect, then the current specified amount of insurance coverage as well as Policy value will be reduced by the amount of any partial withdrawal.

         If Death Benefit Option B (described above) is in effect, the Policy value will be reduced by the amount of the partial surrender, but the specified amount of insurance coverage will not change.

Partial Withdrawal Rules
o We will accept a partial withdrawal request signed by you on our form of Written Notice by mail or facsimile. However, when accepting a request by a method not requiring an original signature, there is a greater possibility that unauthorized persons can manipulate your signature and make changes on your Policy (including withdrawals) without your knowledge.
o The applicable Partial Withdrawal Charge is described in your Policy and the CHARGES section of this Prospectus.
o The minimum partial withdrawal amount is $500; the maximum is an amount such that remaining Cash Surrender Value is at least $1,000 or an amount sufficient to maintain the Policy in force for the next 12 months, and the specified amount of insurance coverage after the withdrawal must be at least:
        - $100,000 in the first three Policy Years, and
        - $75,000 in the 4th and subsequent Policy Years.
o    A partial withdrawal is irrevocable.
o For tax purposes, partial withdrawals are treated as made first from premiums paid and then from earnings, beginning with the most recent premium payment, unless the Policy is a modified endowment contract.
o Partial withdrawals will be deducted from your Policy investment options on a pro rata basis, unless you instruct us otherwise. If the value of an investment option after a withdrawal pursuant to your instructions is less than $100, the amounts will be deducted on a pro rata basis.
o Partial withdrawals result in cancellation of Accumulation Units from each applicable Subaccount.
o We reserve the right to defer withdrawal payments from the Fixed Account for up to six months from the date we receive your request.
o Partial withdrawals may change the Guaranteed Death Benefit Premium requirements. You may request a new illustration of policy values from us to demonstrate these changes.
o Depending upon the circumstances, a partial withdrawal may have tax consequences.

         PAYMENT OF POLICY PROCEEDS

         A primary function of a life insurance policy is to provide payment options for payment of Policy proceeds in a way that best benefits the payee. Policy proceeds are payable upon the insured's death, a full surrender or partial withdrawal of Policy value, or upon any other benefit where certain proceeds are payable. You may elect to have Policy proceeds paid under one of several payment options or as a lump sum. If another option is not chosen within 60 days of the date we receive satisfactory proof of the insured's death, we will make payment in a lump sum to the beneficiary.

         Rules for Payment of Policy Proceeds
          o You, or your beneficiary after your death if you are the insured, may elect a payment option by completing an election form that can be requested from us at any time.
          o Payees must be individuals who receive payments in their own behalf unless otherwise agreed to by us.
          o An association, corporation, partnership or fiduciary can only receive a lump sum payment or a payment under a fixed period payment option (Death Benefit Option C).
          o Any payment option chosen will be effective when we acknowledge it.
          o We may require proof of your age or survival or the age or survival of the payee.
          o We reserve the right to pay the proceeds in one lump sum when the amount is less than $5,000, or when the payment option chosen would result in periodic payments of less than $100. If any payment would be or becomes less than $100, we also have the right to change the frequency of payments to an interval that will result in payments of at least $100. In no event will we make payments under a payment option less frequently than annually.
          o No payee may commute, encumber or alienate any proceeds under this Policy before they are due. No proceeds are subject to attachment for any debt or obligation of any payee.
          o When the last payee dies, we will pay to the estate of that payee any amount on deposit, or the then present value of any remaining guaranteed payments under a fixed payment option.

         Payments under the payment options are fixed payments based on a fixed rate of interest at or higher than the minimum effective annual rate which is guaranteed to yield 3% on an annual basis. Proceeds to fund payments are transferred to our general account and are no longer a part of the Separate Account. We have sole discretion whether or not to pay a higher interest rate for payment options A, B, C, D or E (see below). Current single premium immediate annuity rates for options D or E are used if higher than the guaranteed amounts (guaranteed amounts are based upon the tables contained in the Policy). Current interest rates, and further information, may be obtained from us. The amount of each fixed annuity payment is set and begins on the date payment of Policy proceeds is to begin, and does not change.

o        Selecting a Payment Option

         Once fixed payments under a payment option begin, they cannot be changed. (We may allow the beneficiary to transfer amounts applied under options A to C to options D to F after the date payment of Policy proceeds begins. However, we reserve the right to discontinue this practice.)

The longer the guaranteed or projected payment option period, the lower the amount of each payment.

         Note: If you elect payment options D or E and select a non-guaranteed period, it is possible that only one annuity payment would be made under the payment option if the person whose life the payment is based upon (the "measuring life") dies before the due date of the second payment, only two payments would be made if the "measuring life" died before the due date of the third payment, etc.

         The payment options for receiving Policy proceeds are:

A. Interest Payment. We will pay interest each month at a rate determined by us on the amount retained.

B. Payments for a Fixed Amount. Proceeds are paid in equal monthly installments until proceeds, with interest, have been fully paid. The total annual payment must be at least 5% of the amount retained.

C. Payments for a Fixed Period. Proceeds are paid in equal monthly installments for the specified period chosen not to exceed 20 years. Monthly incomes for each $1,000 of proceeds, which include interest, are illustrated by a table in the Policy.

D. Lifetime Income. Proceeds are paid as equal monthly installments based on the life of a named person, and continue for the lifetime of that person. Variations provide for guaranteed payments for a period of time or a lump sum refund.

E. Joint and Last Survivor Lifetime Income. Proceeds are paid as equal monthly installments during the joint lives of two individuals and until the last of them dies. Variations provide for a reduced amount of payment during the lifetime of the surviving person.

F.   Lump Sum. Proceeds are paid in one sum.

TAX MATTERS
         The following is only general information about federal tax law and is not intended as tax advice to any individual. Tax laws affecting the Policy are complex, may change and are affected by your facts and circumstances. We cannot guarantee the tax treatment of the Policy or any transaction involving the Policy. You should consult your own tax adviser as to how these general rules and any applicable taxes will apply to you if you purchase a Policy.

         LIFE INSURANCE QUALIFICATION; TAX TREATMENT OF DEATH BENEFIT

         The Internal Revenue Code, as amended (the "Code") defines a life insurance contract for federal income tax purposes. This definition can be met if an insurance contract satisfies either one of two tests. The Code and related regulations do not directly address the manner in which these tests should be applied to certain features of the Policy. Thus, there is some uncertainty about how those tests apply to the Policy.

         Nevertheless, we believe the Policy qualifies as a life insurance contract for federal tax purposes, so that:

          o the death benefit should be fully excludable from the beneficiary's gross income; and
          o you should not be considered in constructive receipt of the Cash Surrender Value, including any increases in Cash Surrender Value, unless and until it is distributed from the Policy.

         We reserve the right to make such changes in the Policy as we deem necessary to assure it qualifies as a life insurance contract under the Code and continues to provide the tax benefits of such qualification.

         Modified Endowment Contracts. The Code establishes a class of life insurance contracts designated as modified endowment contracts. The Code rules governing whether a Policy will be treated as a modified endowment contract are extremely complex. In general, a Policy is a modified endowment contract if the accumulated premium payments made at any time during the first seven Policy Years exceed the sum of the net level premium payments which would have been paid on or before such time if the policy provided for paid-up future benefits after the payment of seven level annual premiums. A Policy may also become a modified endowment contract because of a material change. The determination of whether a Policy is a modified endowment contract after a material change generally depends upon the relationship of the Policy's death benefit and Policy value at the time of such change and the additional premium payments made in the seven years following the material change. A Policy may also become a modified endowment contract if the death benefit is reduced.

This Policy's flexibility and how you tailor it to meet your needs could cause it to be a modified endowment contract. We recommend you consult with a tax adviser to determine if desired Policy transactions may cause such treatment. When a premium payment is credited which we believe causes the Policy to become a modified endowment contract, we will notify you and offer you the opportunity to request a refund of that premium in order to avoid such treatment. You have 30 days after receiving such a notice to request the refund.

         A Policy issued in exchange for a modified endowment contract is subject to tax treatment as a modified endowment contract. However, we believe that a Policy issued in exchange for a life insurance policy that is not a modified endowment contract will generally not be treated as a modified endowment contract if the death benefit of the Policy is greater than or equal to the death benefit of the Policy being exchanged. The payment of any premiums at the time of or after the exchange may, however, cause the Policy to become a modified endowment contract. You may, of course, choose to not make additional payments in order to prevent a Policy from being treated as a modified endowment contract.

         SPECIAL CONSIDERATIONS FOR CORPORATIONS

       Premium paid by a business for a life insurance Policy is not deductible as a business expense or otherwise if the business is directly or indirectly a beneficiary of the Policy. For purposes of the alternative minimum tax ("AMT") that may be imposed on corporations, the death benefit from the Policy, even though excluded from gross income for normal tax purposes, is included in "adjusted current earnings" for AMT purposes. In addition, although increases to the Policy's cash surrender value are generally excluded from gross income for normal income tax purposes, such increases are included in adjusted current earnings for income tax purposes. In recent years, Congress has adopted new rules relating to corporate owned life insurance. Any business contemplating the purchase of a new life insurance contract or a change in an existing contract should consult a tax advisor.

TAX TREATMENT OF LOANS & OTHER DISTRIBUTIONS

         Upon a surrender or lapse of the Policy, if the amount received plus any outstanding Policy debt exceeds the total cost basis in the Policy, the excess will generally be treated as ordinary income subject to tax, regardless of whether a Policy is or is not a modified endowment contract. However, the tax consequences of distributions from, and loans taken from or secured by, a Policy depend on whether the Policy is classified as a modified endowment contract.

"Cost Basis in the Policy" means:
       - the total of any premium payments or other consideration paid for the Policy, minus
       -  any withdrawals previously recovered that were not taxable.

Distributions from Policies Classified as Modified Endowment Contracts are subject to the following tax rules:
1) All distributions, including surrenders and partial withdrawals, are treated as ordinary income subject to tax up to the amount equal to the excess (if any) of the Policy value immediately before the distribution over the cost basis in the Policy at such time.
2) Loans from or secured by the Policy are treated as distributions and taxed accordingly. If you do not repay loan interest, the loan interest itself is treated as a distribution.
3) A 10% additional income tax is imposed on the portion of any distribution from, or loan taken from or secured by, the Policy that is included in income except where the distribution or loan is made on or after the Owner attains age 59 1/2, is attributable to the Owner's becoming disabled, or is part of a series of substantially equal periodic payments for the life (or life expectancy) of the Owner or the joint lives (or joint life expectancies) of the Owner and the Owner's beneficiary.

Distributions from Policies Not Classified as Modified Endowment Contracts are generally treated as first recovering the cost basis in the Policy and then, only after the return of all such cost basis in the Policy, as distributing taxable income. An exception to this general rule occurs in the case of a decrease in the Policy's death benefit or any other change that reduces benefits under the Policy in the first 15 years after the Policy is issued and that results in a cash distribution to the Owner in order for the Policy to continue complying with the Code's definition of life insurance. Such a cash distribution will be taxed in whole or in part as ordinary income (to the extent of any gain in the Policy).

         Loans from, or secured by, a Policy that is not a modified endowment contract are not treated as distributions. However, it is possible that reduced rate loans could be treated as distributions rather than loans.

         Distributions (including upon surrender) and loans from, or secured by, a Policy that is not a modified endowment contract are not subject to the 10% additional income tax rule. If a Policy which is not now but later becomes a modified endowment contract because of a reduction in benefits, then any distributions made from the Policy within two years prior to the change will become taxable pursuant to modified endowment contract rules.

         OTHER POLICY OWNER TAX MATTERS

         Depending on the circumstances, the exchange of a Policy, a Policy loan, a partial or full surrender, a lapse, a change in ownership, or an assignment of the Policy may have federal income tax consequences. In addition, federal, state and local transfer and other tax consequences of ownership or receipt of distributions from a Policy depends on the circumstances of each Owner or beneficiary.

         Interest paid on Policy loans generally is not tax deductible.

         Aggregation of modified endowment contracts. Pre-death distributions (including a loan, partial surrender, collateral assignment or full surrender) from a Policy that is treated as a modified endowment contract may require a special aggregation to determine the amount of income recognized on the Policy. If we or any of our affiliates issue more than one modified endowment contract to the same Policy Owner within any 12-month period, then for purposes of measuring the income on the Policy with respect to a distribution from any of those Policies, the income for all those Policies will be aggregated and attributed to that distribution.

         Federal and state estate, inheritance and other tax consequences of ownership or receipt of proceeds under the Policy depend upon your or the beneficiary's individual circumstance.

         Diversification requirements. Investments of the Separate Account must be "adequately diversified" for the Policy to qualify as a life insurance contract under the Code. Any failure to comply with diversification requirements could subject you to immediate taxation on the incremental increases in Policy value plus the cost of insurance protection for the year. However, we believe the Policy complies fully with such requirements.

         Owner control. The Treasury Department stated that it anticipates the issuance of regulations or rulings prescribing the circumstances in which your control of the investments of the Separate Account may cause you, rather than us, to be treated as the owner of the assets in the Separate Account. To date, no such regulations or guidance has been issued. If you are considered the Owner of the assets of the Separate Account, income and gains from the Separate Account would be included in your gross income.

         The ownership rights under the Policy are similar to, but different in certain respects from, those described by the IRS in rulings in which it determined that owners were not owners of separate account assets. For example, you have additional flexibility in allocating Policy premium and Policy values. These differences could result in you being treated as the owner of a pro rata share of the assets of the Separate Account. In addition, we do not know what standards will be set forth in the regulations or rulings which the Treasury may issue. We therefore reserve the right to modify the Policy as necessary to attempt to prevent you from being considered the Owner of the assets of the Separate Account.

         Tax-advantaged arrangements. The Policy may be used in various arrangements, including non-qualified deferred compensation or salary continuance plans, split dollar insurance plans, executive bonus plans, tax exempt and nonexempt welfare benefit plans, retiree medical benefit plans and others. The tax consequences of such plans may vary depending on the particular facts and circumstances of each individual arrangement. If you are contemplating the use of the Policy in any arrangement the value of which depends in part on its tax consequences, you should be sure to consult a qualified tax advisor regarding the tax attributes of the particular arrangement and the suitability of this Policy for the arrangement.

APPENDIX A:  Variable Investment Option Portfolios

         The Separate Account Subaccount underlying portfolios listed below are designed primarily as investments for variable annuity and variable life insurance policies issued by insurance companies. They are not publicly traded mutual funds available for direct purchase by you. There is no assurance the investment objectives will be met.

     This information is just a summary for each underlying portfolio. You should read the series fund prospectus for an underlying portfolio accompanying this prospectus for more information about that portfolio, including detailed information about the portfolio's fees and expenses, investment strategy and investment objective. To get a copy of any portfolio prospectus, contact your representative or us as shown on Table of Contents page or the last page of this prospectus.

---------------------------------------------- -----------------------------------------------------------------------
              Separate Account
                 Portfolio                                  Summary of Investment Strategy/Fund Type
---------------------------------------------- -----------------------------------------------------------------------
            AMERITAS PORTFOLIOS                 Offered through Calvert Variable Series, Inc. Ameritas Portfolios
                (Subadvisor)                                   Advised by Ameritas Investment Corp.
---------------------------------------------- -----------------------------------------------------------------------
Ameritas Growth (Fred Alger)                   Growth.
---------------------------------------------- -----------------------------------------------------------------------
             CALVERT PORTFOLIOS                Offered through Calvert Variable Series, Inc. Calvert Social Portfolios
                                                           Advised by Calvert Asset Management Company, Inc.
---------------------------------------------- -----------------------------------------------------------------------
CVS Social Balanced                            Income and Growth.
---------------------------------------------- -----------------------------------------------------------------------
CVS Social International Equity                Growth.
---------------------------------------------- -----------------------------------------------------------------------
CVS Social Mid Cap Growth                      Growth.
---------------------------------------------- -----------------------------------------------------------------------
CVS Social Small Cap Growth                    Growth.
---------------------------------------------- -----------------------------------------------------------------------
                  FIDELITY                                 Offered through Variable Insurance Products
                                                       Advised by Fidelity Management and Research Company
---------------------------------------------- -----------------------------------------------------------------------
VIP Mid Cap: Service Class                     Growth.
---------------------------------------------- -----------------------------------------------------------------------
                  AIM FUNDS                                Offered through AIM Variable Insurance Funds
                                                                  Advised by AIM Advisors, Inc.
---------------------------------------------- -----------------------------------------------------------------------
INVESCO VIF Financial Services Fund - Series   Growth.
I Shares
---------------------------------------------- -----------------------------------------------------------------------
INVESCO VIF Health Sciences Fund - Series I    Growth.
Shares
---------------------------------------------- -----------------------------------------------------------------------
INVESCO VIF Technology Fund - Series I Shares  Growth.
---------------------------------------------- -----------------------------------------------------------------------
                 JANUS ASPEN                          Offered through Janus Aspen Series - Institutional Shares
                                                              Advised by Janus Capital Management LLC
---------------------------------------------- -----------------------------------------------------------------------
Growth                                         Growth.
---------------------------------------------- -----------------------------------------------------------------------
              NEUBERGER BERMAN                     Offered through Neuberger Berman Advisers Management Trust
                                                           Advised by Neuberger Berman Management Inc.
---------------------------------------------- -----------------------------------------------------------------------
AMT Balanced                                   Growth and Income.
---------------------------------------------- -----------------------------------------------------------------------
AMT Growth                                     Growth.
---------------------------------------------- -----------------------------------------------------------------------
AMT Limited Maturity Bond                      Bond.
---------------------------------------------- -----------------------------------------------------------------------
AMT Partners                                   Growth.
---------------------------------------------- -----------------------------------------------------------------------
                    RYDEX                                      Offered through Rydex Variable Trust
                                                                Advised by Rydex Global Advisors
---------------------------------------------- -----------------------------------------------------------------------
Nova                                           150% of the daily performance of the S&P 500 Index
---------------------------------------------- -----------------------------------------------------------------------
OTC                                            Match the performance of the NASDAQ 100 Index.
---------------------------------------------- -----------------------------------------------------------------------
Precious Metals                                Growth.
---------------------------------------------- -----------------------------------------------------------------------
Ursa                                           Investment results that inversely
                                               correlate to the performance of
                                               the S&P 500 Index.
---------------------------------------------- -----------------------------------------------------------------------
U.S. Government Bond                           120% of the daily price movement of the Long Treasury Bond.
---------------------------------------------- -----------------------------------------------------------------------
                   SCUDDER                                 Offered through Scudder Investments VIT Funds
                                                            Advised by Deutsche Asset Management, Inc.
---------------------------------------------- -----------------------------------------------------------------------
VIT EAFE(R) Equity Index                       Match,  before expenses, performance of the Morgan Stanley Capital
                                               International EAFE Index.
---------------------------------------------- -----------------------------------------------------------------------
VIT Small Cap Index                            Match, before expenses, performance of the Russell 2000 Small Stock
                                               Index.
---------------------------------------------- -----------------------------------------------------------------------
                                                    Offered through Strong Variable Insurance Funds, Inc., and
                   STRONG                                        Strong Opportunity Fund II, Inc.
                                                            Advised by Strong Capital Management, Inc.
---------------------------------------------- -----------------------------------------------------------------------
Mid Cap Growth Fund II                         Growth.
---------------------------------------------- -----------------------------------------------------------------------
Opportunity Fund II                            Growth.
---------------------------------------------- -----------------------------------------------------------------------


                                      -28-

---------------------------------------------- -----------------------------------------------------------------------
              Separate Account
                 Portfolio                                  Summary of Investment Strategy/Fund Type
---------------------------------------------- -----------------------------------------------------------------------

                THIRD AVENUE                            Offered through Third Avenue Variable Series Trust
                                                              Advised by Third Avenue Management LLC
---------------------------------------------- -----------------------------------------------------------------------
Third Avenue Value                             Value fund - long term capital appreciation.
---------------------------------------------- -----------------------------------------------------------------------
             VANGUARD (Advisor)                          Offered through Vanguard Variable Insurance Fund
---------------------------------------------- -----------------------------------------------------------------------
VIF Balanced                                   Growth and Income.
(Wellington Management Company, LLP)
---------------------------------------------- -----------------------------------------------------------------------
VIF Diversified Value                          Growth and Income.
(Barrow, Hanley, Mewhinney & Strauss, Inc.)
---------------------------------------------- -----------------------------------------------------------------------
VIF Equity Income                              Growth and Income.
(Newell Associates)
---------------------------------------------- -----------------------------------------------------------------------
VIF Equity Index                               Growth and Income.  Match performance of a broad-based market index
(The Vanguard Group: Vanguard's Quantitative   of stocks of large U.S. companies.
Equity Group)
---------------------------------------------- -----------------------------------------------------------------------
VIF Growth                                     Growth.
(Alliance Capital Management L.P.)
---------------------------------------------- -----------------------------------------------------------------------
VIF High Yield Bond                            Income.  High-yield, higher-risk corporate "junk" bonds.
(Wellington Management Company, LLP)
---------------------------------------------- -----------------------------------------------------------------------
VIF International
(Schroder Investment Management North          Growth.
America Inc. and Baillie Gifford Overseas Ltd)
---------------------------------------------- -----------------------------------------------------------------------
VIF Mid-Cap Index                              Growth and Income.  Match performance of a broad-based market index
(The Vanguard Group: Vanguard's Quantitative   of stocks of medium U.S. companies.
Equity Group)
---------------------------------------------- -----------------------------------------------------------------------
VIF Money Market                               Money Market.
(The Vanguard Group: Vanguard's Fixed
Income Group)
---------------------------------------------- -----------------------------------------------------------------------
VIF REIT Index                                 Income and Growth.
(The Vanguard Group: Vanguard's Quantitative
Ewuity Group)
---------------------------------------------- -----------------------------------------------------------------------
VIF Small Company Growth                       Growth.
(Granahan Investment Management, Inc. and
Grantham, Mayo, Otterloo & Co. LLC)
---------------------------------------------- -----------------------------------------------------------------------
VIF Total Bond Market Index                    Match performance of a broad-based market index of publicly traded,
(The Vanguard Group: Vanguard's Fixed          investment-grade bonds.
Income Group)
---------------------------------------------- -----------------------------------------------------------------------

APPENDIX B: Optional Features

         This Appendix is intended to provide only a very brief overview of additional benefits available to be added to your Policy by rider. Some of these features are only available at the time the Policy is issued, and may not be added later. For more information, contact your registered representative or us. Certain riders may not be available in all states. The cost for each rider, if any, is explained in the CHARGES TABLES.

o    Cost Recovery Rider
          This Rider allows a one time special partial withdrawal without reducing the Specified Amount of coverage. Cost: None.

o    Reduced Loan Interest Rate Rider
          This Rider allows reduced interest rate Policy loans after the 10th Policy anniversary. Cost: None.

o    Extended Maturity Rider
         If elected, as long as the Policy Cash Surrender Value is greater than zero, the Policy will remain in force to provide a death benefit. Once maturity is extended under this rider, the death benefit is the Policy value and Death Benefit Option A is in effect; there is no ability to select Death Benefit Option B. For more information about this Rider, see this prospectus' POLICY DISTRIBUTIONS section Maturity Date provision. Cost: None.

o    Waiver of Monthly Deductions on Disability Rider
         This Rider provides that during periods of the insured's total disability, as defined in the Rider, certain Policy charges and charges for any Policy riders will be waived.

o    Payor Waiver of Monthly Deductions on Disability Rider
         This Rider provides that during periods of the premium payor's total disability, as defined in the Rider, certain Policy charges and charges for any Policy riders will be waived.

o    Children's Protection Rider

          This Rider provides term life insurance protection, as defined in the Rider, for the insured's children.

o    Guaranteed Insurability Rider

          This Rider guarantees that insurance coverage may be added at various option dates without evidence of insurability. This benefit may be exercised on the option dates even if the insured is disabled.

o    Terminal Illness Rider

          This Rider provides for the ability to accelerate the death benefit to be a living benefit to withdraw value from the Policy, as defined in the Rider, in the event of diagnosis of a terminal illness. Cost: No extra cost. The total value available as a benefit is an amount less than the total death benefit payable under the Policy. See the Policy and Rider language for details.

DEFINED TERMS

Accumulation Units are an accounting unit of measure used to calculate the Policy value allocated to Subaccounts of the Separate Account. It is similar to a share of a mutual fund. The Policy describes how Accumulation Units are calculated.

Business Day is each day that the New York Stock Exchange is open for trading.

Cash Surrender Value is the total Policy value less outstanding loans and loan interest, less any applicable surrender charge, and less any due but unpaid Policy charges.

Fixed Account is an account that credits a fixed rate of interest guaranteed by us and is not affected by the experience of the variable investment options of the Separate Account. The Fixed Account is part of our general account.

Guaranteed Death Benefit is the initial specified amount of insurance guaranteed for the first five Policy Years so long as Minimum Premium is paid, and any other longer period provided by an optional Guaranteed Death Benefit Rider.

Loan Account is an account we maintain for your Policy if you have a Policy loan outstanding. The Loan Account is credited with interest and is not affected by the experience of the variable investment options of the Separate Account. The Loan Account is part of our general account.

Owner, You, Your is you -- the person(s) or legal entity who may exercise all rights and privileges under the Policy. If there are joint Owners, the signatures of both Owners are needed to exercise rights under the Policy.

Policy Date is the effective date for Policy coverage. It is usually, but need not be, the same as the date the Policy is issued.

Policy Year/Month/Anniversary is measured from respective anniversary dates of the Policy Date of your Policy.

Premium
   Guaranteed Death Benefit Premium is the amount of premium which, if paid in advance, will keep your Policy in force during any guaranteed death benefit period so long as other Policy provisions are met, even if the Cash Surrender Value is zero or less.
   Minimum Initial Premium is equal to 25% of the first year monthly deductions including charges for riders, and any substandard risk adjustments for the level of initial specified amount of life insurance coverage you select.
   Planned Periodic Premium is a schedule of equal premiums payable at fixed intervals chosen by you, the Owner. You need not follow this schedule, nor will following it ensure that the Policy will remain in force unless the payments meet the requirements of the Minimum Premium or Guaranteed Death Benefit Premium.

Subaccount is a variable investment option division within the Separate Account for which Accumulation Units are separately maintained. Each Subaccount corresponds to a single, underlying, non-publicly traded portfolio issued through a series fund.

Valuation Period is the period commencing at the close of business of the New York Stock Exchange on each Business Day and ending at the close of business on the next succeeding Business Day.

We, Us, Our, Ameritas, ALIC - Ameritas Life Insurance Corp.

Written Notice or Request -- Written notice, signed by you, in good order, on a form approved by or acceptable to us, that gives us the information we require and is received at Ameritas, Service Center, P.O. Box 81889, Lincoln, NE 68501 (or 5900 "O" Street, Lincoln, NE 68510), fax 1-402-467-6153. Call us if you have questions about what form or information is required. When notice is permitted and sent to us by facsimile, we have the right to implement the request if the copied or facsimile signature appears to be a copy of a your genuine original signature.

         IMSA

       We are a member of the Insurance Marketplace Standards Association ("IMSA"). IMSA is a voluntary membership organization created by the life insurance industry to promote ethical market conduct for individual life insurance and annuity products. Our membership in IMSA applies to us only and not to our products or affiliates.

                                    THANK YOU
                 for reviewing this Prospectus. You should also
                 review the series fund prospectuses for those
                              Subaccount variable
                          investment option underlying
                         portfolios you wish to select.

                             IF YOU HAVE QUESTIONS,
 for marketing assistance or other product questions prior to issue, call us at:
                          Ameritas Life Insurance Corp.
                            Telephone: 1-800-255-9678

                   for all other matters, write or call us at:
                          Ameritas Life Insurance Corp.
                                 Service Center
                                 P.O. Box 81889
                             Lincoln, Nebraska 68501
                                       or
                                 5900 "O" Street
                             Lincoln, Nebraska 68510
                            Telephone: 1-800-255-9678
                               Fax: 1-402-467-7725
                 Interfund Transfer Request Fax: 1-402-467-7923
                             www.ameritasdirect.com


                           REMEMBER, THE CORRECT FORM
is important for us to accurately process your Policy elections and changes. Many can be found in the "on-line services" section of our Web Site. Or, call us at our toll-free number and we'll send you the form you need.

       ILLUSTRATIONS

       Illustrations are tools that can help demonstrate how the Policy operates, given the Policy's charges, investment options and any optional features selected, how you plan to accumulate or access Policy value over time, and assumed rates of return. Illustrations may also be able to assist you in comparing the Policy's death benefits, Cash Surrender Values and Policy values with those of other variable life insurance policies based upon the same or similar assumptions. You may ask your sales representative or us (at our toll-free telephone number) to provide an illustration, without charge, based upon your specific situation.

       STATEMENT OF ADDITIONAL INFORMATION; REGISTRATION STATEMENT

     A Statement of Additional Information ("SAI") with the same date as this prospectus contains other information about us and the Policy. You may obtain a copy without charge upon request to our toll-free telephone number shown to the left. Information about us (including the SAI), is available on the SEC's Internet site at www.sec.gov, or can be reviewed and copies made at or ordered from (for a fee) the SEC's Public Reference Room, 450 Fifth St., NW, Washington, D.C. 20549-0102. (Direct questions to the SEC at 202-942-8090.)

       REPORTS TO YOU

       We will send you a statement at least annually showing your Policy's death benefit, Policy value and any outstanding Policy loan balance. We will also confirm Policy loans, Subaccount transfers, lapses, surrender, partial withdrawals, and other Policy transactions as they occur. You will receive such additional periodic reports as may be required by the SEC.

LLVL                                     SEC Registration #: 811-08868, 33-86500


                                   Last Page

Statement of Additional Information:  May 1, 2004
to accompany Policy Prospectuses dated:  May 1, 2004

LOW-LOAD VARIABLE LIFE
INSURANCE POLICIES offered through
AMERITAS LIFE INSURANCE CORP.
SEPARATE ACCOUNT LLVL


TABLE OF CONTENTS                                 Page

About Our Company..................................1

Underwriter........................................2
Distribution of the Policy
More Information on Charges
         Waiver of Certain Charges
         Underwriting Procedure

Distribution of Materials..........................3
Advertising

Performance Data.................................. 4
Financial Statements

--------------------------------------------------------------------------------

Contacting Us. To answer your questions or to send additional premium, contact your sales representative or write or call us at:
                                  Ameritas Life
                                 Insurance Corp.
                                 Service Center
                                 P.O. Box 81889
                             Lincoln, Nebraska 68501
                                       Or
                                 5900 "O" Street
                             Lincoln, Nebraska 68510
                            Telephone: 1-800-255-9678
                               Fax: 1-402-467-7725
                             www.ameritasdirect.com

Express mail packages should be sent to our street address, not our P.O. Box address.

         This Statement of Additional Information is not a prospectus. It contains information in addition to that set forth in the Policy prospectus and should be read together with the prospectus. The Policy prospectus may be obtained from our Service Center by writing us at P.O. Box 81889, Lincoln, Nebraska 68501, by e-mailing us or accessing it through our Web site at www.ameritasdirect.com, or by calling us at 1-800-225-9678. Defined terms used in the current prospectus for the Policies are incorporated in this Statement.

         ABOUT OUR COMPANY

         Ameritas Life Insurance Corp. Separate Account LLVL was established as a separate investment account of Ameritas Life Insurance Corp. ("we, us, our, Ameritas") on August 24, 1994. The Separate Account is registered with the Securities and Exchange Commission ("SEC") as a unit investment trust. We issue the Policy described in this prospectus and are responsible for providing each Policy's insurance benefits. We are a stock life insurance company - Nebraska's first life insurance company - organized under the laws of the State of Nebraska in 1887. We are a wholly-owned subsidiary of Ameritas Acacia Mutual Holding Company, which is also the ultimate parent company of Acacia Life Insurance Company, a District of Columbia domiciled company chartered by an Act of the United States Congress in 1869.

         We are engaged in the business of issuing life and health insurance and annuities throughout the United States (except New York). Through our Ameritas Direct division, we specialize in low-load life insurance and no-load annuity products, offered directly to investors and through fee-based professionals. The Ameritas Acacia companies are a diversified family of financial services business offering the above listed products and services as well as mutual funds and other investments, financial planning, retirement plans and 401(k) plans, group dental and vision insurance, banking and public financing.


                                     SAI:1

         UNDERWRITER

         The Policies are offered continuously and are distributed by Ameritas Investment Corp. ("AIC"), 5900 "O" Street, Lincoln, Nebraska 68510. AIC is our subsidiary. AIC enters into contracts with various broker-dealers
("Distributors") to distribute the Policies.

                                                    YEAR:         2001             2002             2003
---------------------------------------------------------- ---------------- ---------------- ----------------
Variable life insurance commission we paid to AIC that          $113,225         $111,702          $54,903
was paid to other broker-dealers and representatives
(not kept by AIC).
---------------------------------------------------------- ---------------- ---------------- ----------------
Variable life insurance commission earned and kept by                $29              $27              $38
AIC.
---------------------------------------------------------- ---------------- ---------------- ----------------
Fees we paid to AIC for variable life insurance                      $19              $26           $5,319
Principal Underwriter services.
---------------------------------------------------------- ---------------- ---------------- ----------------

         DISTRIBUTION OF THE POLICY

         Our underwriter, AIC, enters into contracts with various broker-dealers ("Distributors") to distribute Policies. These Distributors are registered with the SEC and are members of the National Association of Securities Dealers, Inc. ("NASD"). All persons selling the Policy must be registered representatives of the Distributors, and must also be licensed as insurance agents to sell variable insurance products. There is no premium load to cover sales and distribution expenses. All compensation or expense reimbursement received by AIC for serving as principal underwriter of the Policies will be paid by us from our other assets or surplus in our general account, which may include profits derived from other charges made under the Policies. Policies can be purchased directly from us through our direct consumer services, with salaried employees who are registered representatives of AIC and who will not receive compensation related to the purchase.

     o Low-Load Survivorship Variable Universal Life: During the first Policy Year, commission may equal an amount up to 15% of first year target premium paid plus the first year cost of any riders and 2% of excess first year premium. In years thereafter, we may pay the broker-dealer asset-based compensation at an annualized rate of 0.1% per Policy Year of the net Cash Surrender Value.

     o Low-Load Variable Life: During the first Policy Year, commission may equal an amount up to 9% of first year target premium paid plus the first year cost of any riders and 2% of excess first year premium. In years thereafter, we may pay the broker-dealer asset-based compensation at an annualized rate of 0.1% per Policy Year of the net Cash Surrender Value.

         Compensation arrangements may vary among broker-dealers. We may also pay other distribution expenses such as production incentive bonuses. These distribution expenses do not result in any additional charges under the Policy other than those described in this prospectus' CHARGES section.

         MORE INFORMATION ON CHARGES

     o   Waiver of Certain Charges

         When the Policy is sold in a manner that results in savings of sales or administrative expenses, we reserve the right to waive all or part of any fee we charge under the Policy (excluding charges charged by the portfolios). Factors we consider include one or more of the following: size and type of group to whom the Policy is issued; amount of expected premiums; relationship with us (employee of us or an affiliated company, receiving distributions or making transfers from other policies we or one of our affiliates issue, or transferring amounts held under qualified retirement plans we or one of our affiliates sponsor); type and frequency of administrative and sales services provided; or level of annual maintenance fee and withdrawal charges. Any fee waiver will not discriminate unfairly against protected classes of individuals and will be done according to our rules in effect at the time the Policy is issued. We reserve the right to change these rules. The right to waive any charges may be subject to State approval.

                                     SAI:2

     o   Underwriting Procedure

         The Policy's cost of insurance depends upon the insured's sex, issue age, risk class, and length of time the Policy has been in force. The rates will vary depending upon tobacco use and other risk factors. Guaranteed cost of insurance rates are based on the insured's attained age and are equal to the 1980 Insurance Commissioners Standard Ordinary Male and Female Mortality Tables without smoker distinction. The maximum rates for the table-rated substandard insureds are based on a multiple (shown in the schedule pages of the Policy) of the above rates. We may add flat extra ratings to reflect higher mortality risk. Any change in the cost of insurance rates will apply to all insureds of the same age, gender, risk class and whose Policies have been in effect for the same length of time.

       The cost of insurance rates, Policy charges, and payment options for Policies issued in Montana, and perhaps other states or in connection with certain employee benefit arrangements, are issued on a gender-neutral (unisex) basis. The unisex rates will be higher than those applicable to females and lower than those applicable to males.

       If the rating class for any increase in the specified amount of insurance coverage is not the same as the rating class at issue, the cost of insurance rate used after such increase will be a composite rate based upon a weighted average of the rates of the different rating classes. Decreases may be reflected in the cost of insurance rate, as discussed earlier.

       The actual charges made during the Policy year will be shown in the annual report delivered to Policy owners.

         DISTRIBUTION OF MATERIALS

         We will distribute proxy statements, updated prospectuses and other materials to you from time to time. In order to achieve cost savings, we may send consolidated mailings to several owners with the same last name who share a common address or post office box.

         ADVERTISING

         From time to time, we may advertise performance information for the Subaccounts and their underlying portfolios. We may also advertise ratings, rankings or other information related to us, the Subaccounts or the underlying portfolios.

         We may provide hypothetical illustrations of Policy value, Cash Surrender Value and death benefit based on historical investment returns of the underlying portfolios for a sample Policy based on assumptions as to age, sex and risk class of the insured, and other Policy-specific assumptions.

         We may also provide individualized hypothetical illustrations calculated in the same manner as stated above but based upon factors particular to your Policy.


                                     SAI:3

PERFORMANCE DATA

         From time to time, we may advertise performance for the Subaccount variable investment options. Performance data is available on our website and is authorized for use with prospective investors only when accompanied or preceded by current product and fund prospectuses containing detailed information about the Policy, investment, limitations and risks.

         Performance returns reflect fees and charges assessed by the fund companies and current mortality and expenses and administrative risk charges deducted from separate account assets. Some portfolio advisors have agreed to limit their expenses; without these limits, performance would have been lower. The returns shown on our website do not reflect the Policy's transaction fees and periodic charges. If these fees and charges were deducted, the performance quoted would be lower. Yields shown are typically "annualized" yields. This means the income generated during the measured seven days is assumed to be generated each week over a 52-week period, and not reinvested, and is shown as a percentage of the investment.

         We encourage you to obtain a personalized illustration which reflects all charges of the Policy and the impact of those charges upon performance; contact your registered representative or us to obtain an illustration, without charge, based upon your specific situation. See the Policy prospectus for detailed information about Policy charges and portfolio prospectuses for each portfolio's expenses.

         For periods prior to the date the Policy Subaccount began operation, performance data will be calculated based on the performance of the underlying portfolio and the assumption that the Subaccounts were in existence for the same periods as those indicated for the underlying portfolio with the level of Policy charges that were in effect at the inception of the Subaccount.

         Past performance is no guarantee of future results. The return and principal value of an investment will fluctuate so that investor's shares, when redeemed, may be worth more or less than their original cost.

         FINANCIAL STATEMENTS

         The statutory financial statements of Ameritas Life Insurance Corp. as of December 31, 2003 and 2002, and for the years then ended, and the financial statements of the Subaccounts of Ameritas Life Insurance Corp. Separate Account LLVL as of December 31, 2003, and for each of the periods in the two years then ended, included in this Statement of Additional Information, have been audited by Deloitte & Touche LLP, 1248 "O" Street, Suite 1040, Lincoln, Nebraska 68508, independent auditors, as stated in their reports appearing herein, and are included in reliance upon the reports of such firm given upon their authority as experts in accounting and auditing.

         Our financial statements follow this page of this Statement. They only bear on our ability to meet our obligations under the Policy, and should not be considered as bearing on the investment performance of the assets held in the Separate Account.

                                     SAI:4

INDEPENDENT AUDITORS' REPORT

To the Board of Directors
Ameritas Life Insurance Corp.
Lincoln, Nebraska

We have audited the accompanying statements of net assets of each of the subaccounts listed in Note 1 which comprise Ameritas Life Insurance Corp. Separate Account LLVA as of December 31, 2003, and the related statements of operations and changes in net assets for each of the periods in the two years then ended. These financial statements are the responsibility of management. Our responsibility is to express an opinion on these financial statements based on our audits.

We conducted our audits in accordance with auditing standards generally accepted in the United States of America. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned at December 31, 2003, by correspondence with the custodian. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, such financial statements present fairly, in all material respects, the financial position of each of the subaccounts constituting Ameritas Life Insurance Corp. Separate Account LLVA as of December 31, 2003, and the results of their operations and changes in their net assets for each of the periods in the two years then ended, in conformity with accounting principles generally accepted in the United States of America.

/s/ Deloitte & Touche LLP

Lincoln, Nebraska
March 11, 2004

                          AMERITAS LIFE INSURANCE CORP.
                              SEPARATE ACCOUNT LLVA
                            STATEMENTS OF NET ASSETS
                                DECEMBER 31, 2003

ASSETS
INVESTMENTS AT FAIR VALUE:

     Calvert Variable Series, Inc. Calvert Portfolios (Calvert):
        CVS Social Balanced Portfolio (Balanced) -
            130,994.192 shares at $1.758 per share (cost $205,946)                                 $       230,288
        CVS Social International Equity Portfolio (International Equity) -
            3,699.619 shares at $14.09 per share (cost $47,943)                                             52,128
        CVS Social Mid Cap Growth Portfolio (Mid Cap) -
            6,151.169 shares at $24.11 per share (cost $138,628)                                           148,305
        CVS Social Small Cap Growth Portfolio (Small Cap) -
            9,432.467 shares at $15.21 per share (cost $138,344)                                           143,468
     Calvert Variable Series, Inc. Ameritas Portfolios (Ameritas):
        Ameritas Growth Portfolio (Growth) -
            2,960.602 shares at $43.36 per share (cost $117,737)                                           128,372
        Ameritas Index 500 Portfolio (Index 500) -
            27,241.311 shares at $120.38 per share (cost $3,034,066)                                     3,279,309
        Ameritas MidCap Growth Portfolio (MidCap) -
            10,058.315 shares at $31.49 per share (cost $305,063)                                          316,736
        Ameritas Small Capitalization Portfolio (Small Cap) -
            3,492.829 shares at $26.44 per share (cost $91,754)                                             92,350
     Scudder Investments VIT Funds (Scudder):
        VIT EAFE Equity Index Fund (EAFE Equity) -
            22,321.249 shares at $8.21 per share (cost $174,367)                                           183,257
        VIT Small Cap Index Fund (Small Cap) -
            26,915.569 shares at $12.24 per share (cost $303,499)                                          329,447
     Variable Insurance Products (Fidelity):
        VIP Contrafund Portfolio: Service Class (Contrafund SC) -
            30,260.871 shares at $23.06 per share (cost $674,619)                                          697,816
        VIP High Income Portfolio: Service Class (High Income SC) -
            879,341.499 shares at $6.92 per share (cost $5,809,510)                                      6,085,043
        VIP Investment Grade Bond Portfolio: Initial Class (Inv. Grade Bond IC) -
            11,205.413 shares at $13.65 per share (cost $150,396)                                          152,954
        VIP Mid Cap Portfolio: Service Class (Mid Cap SC) -
            27,916.163 shares at $24.10 per share (cost $565,217)                                          672,780


                                      FS-2

                          AMERITAS LIFE INSURANCE CORP.
                              SEPARATE ACCOUNT LLVA
                            STATEMENTS OF NET ASSETS
                                DECEMBER 31, 2003

ASSETS, continued
INVESTMENTS AT FAIR VALUE:

     INVESCO Variable Investment Funds, Inc. (Invesco):
        VIF - Financial Services Fund (Financial) -
            5,054.534 shares at $13.54 per share (cost $63,961)                                    $        68,438
        VIF - Health Sciences Fund (Health) -
            10,584.379 shares at $17.57 per share (cost $178,950)                                          185,968
        VIF - Technology Fund (Technology) -
            5,351.198 shares at $11.87 per share (cost $59,968)                                             63,519
        VIF - Telecommunications Fund (Telecomm) -
            474.283 shares at $3.68 per share (cost $1,592)                                                  1,745
     Janus Aspen Series - Institutional Shares (Janus):
        Growth Fund (Growth) -
            3,570.774 shares at $19.23 per share (cost $54,562)                                             68,666
     Neuberger Berman Advisers Management Trust (Neuberger Berman):
       AMT Balanced Portfolio (Balanced) -
            15,204.215 shares at $8.93 per share (cost $135,493)                                           135,774
        AMT Growth Portfolio (Growth) -
            13,761.751 shares at $10.42 per share (cost $120,100)                                          143,397
        AMT Limited Maturity Bond Portfolio (Limited Maturity Bond) -
            22,225.321 shares at $13.20 per share (cost $303,806)                                          293,374
        AMT Partners Portfolio (Partners) -
            33,198.881 shares at $15.40 per share (cost $535,994)                                          511,263
     Rydex Variable Trust (Rydex):
        Nova Fund (Nova) -
            96,958.738 shares at $7.21 per share (cost $641,304)                                           699,073
        OTC Fund (OTC) -
            58,295.673 shares at $13.16 per share (cost $723,052)                                          767,171
        Precious Metals Fund (Precious Metals) -
            158,841.471 shares at $9.99 per share (cost $1,390,665)                                      1,586,826
        Ursa Fund (Ursa) -
            21,677.923 shares at $5.78 per share (cost $127,650)                                           125,298
        U.S. Government Bond Fund (US Government Bond) -
            2,474.520 shares at $11.67 per share (cost $28,966)                                             28,878
     Strong Variable Insurance Funds, Inc. (Strong Variable):
        Mid Cap Growth Fund II Portfolio (Growth) -
            11,022.097 shares at $13.73 per share (cost $141,395)                                          151,333
     Strong Opportunity Fund II, Inc. (Strong Opportunity):
        Opportunity Fund II Portfolio (Opportunity) -
            32,012.147 shares at $18.99 per share (cost $567,978)                                          607,911


                                      FS-3

                          AMERITAS LIFE INSURANCE CORP.
                              SEPARATE ACCOUNT LLVA
                            STATEMENTS OF NET ASSETS
                                DECEMBER 31, 2003

ASSETS, continued
INVESTMENTS AT FAIR VALUE:

     Third Avenue Variable Series Trust (Third Avenue):
        Third Avenue Value Portfolio (Value) -
            64,516.325 shares at $20.96 per share (cost $1,181,251)                                $     1,352,262
     Vanguard Variable Insurance Fund (Vanguard):
        VIF Money Market Portfolio (Money Market) -
            16,194,840.560 shares at $1.00 per share (cost $16,194,841)                                 16,194,841
        VIF Equity Index Portfolio (Equity Index) -
            70,352.468 shares at $26.57 per share (cost $1,781,517)                                      1,869,265
        VIF Total Bond Market Index Portfolio (Total Bond) -
            21,651.230 shares at $11.63 per share (cost $247,894)                                          251,804
        VIF REIT Index Portfolio (REIT Index) -
            272,147.170 shares at $16.09 per share (cost $4,054,703)                                     4,378,848
        VIF Mid-Cap Index Portfolio (Mid-Cap) -
            37,063.977 shares at $13.64 per share (cost $484,764)                                          505,553
        VIF Equity Income Portfolio (Equity Income) -
            19,709.695 shares at $20.00 per share (cost $353,027)                                          394,194
        VIF Growth Portfolio (Growth) -
            5,364.408 shares at $10.93 per share (cost $54,144)                                             58,633
        VIF High Yield Bond Portfolio (High Yield Bond) -
            66,235.218 shares at $8.95 per share (cost $569,023)                                           592,805
        VIF International Portfolio (International) -
            45,363.636 shares at $12.84 per share (cost $524,810)                                          582,469
        VIF Diversified Value Portfolio (Diversified) -
            24,254.544 shares at $11.46 per share (cost $258,315)                                          277,957
        VIF Small Company Growth Portfolio (Small Company Growth) -
            25,961.820 shares at $16.91 per share (cost $430,662)                                          439,014
                                                                                                  ------------------



     NET ASSETS REPRESENTING EQUITY OF POLICYOWNERS                                                $    44,848,532

                                                                                                  ==================




The accompanying notes are an integral part of these financial statements.

                          AMERITAS LIFE INSURANCE CORP.
                              SEPARATE ACCOUNT LLVA
                        FOR THE PERIODS ENDED DECEMBER 31

                                                                                            Calvert
                                                                            ----------------------------------------

                                                                                           Balanced
                                                                            ----------------------------------------
                                                                                  2003                  2002
                                                                            ------------------    ------------------
STATEMENTS OF OPERATIONS
Investment income:
   Dividend distributions received                                           $         4,091       $         4,030
   Mortality and expense risk charge                                                  (1,064)                 (689)
                                                                            ------------------    ------------------
Net investment income(loss)                                                            3,027                 3,341
                                                                            ------------------    ------------------

Realized gain(loss) on investments:
   Net realized gain distributions                                                      ----                  ----
   Net realized gain(loss) on sale of fund shares                                    (15,231)              (10,722)
                                                                            ------------------    ------------------
Net realized gain(loss)                                                              (15,231)              (10,722)
                                                                            ------------------    ------------------


Change in unrealized appreciation/depreciation                                        32,933                (6,942)
                                                                            ------------------    ------------------

Net increase(decrease) in net assets resulting
   from operations                                                           $        20,729       $       (14,323)
                                                                            ==================    ==================


STATEMENTS OF CHANGES IN NET ASSETS
Increase(decrease) in net assets from operations:
   Net investment income(loss)                                               $         3,027       $         3,341
   Net realized gain(loss)                                                           (15,231)              (10,722)
   Net change in unrealized appreciation/depreciation                                 32,933                (6,942)
                                                                            ------------------    ------------------
Net increase(decrease) in net assets resulting
   from operations                                                                    20,729               (14,323)
                                                                            ------------------    ------------------

Net increase(decrease) from policyowner transactions:
   Payments received from policyowners                                                 3,600                   200
   Subaccounts transfers (including fixed account), net                               70,915               104,423
   Transfers for policyowner benefits and terminations                                (2,068)                 ----
   Policyowner maintenance charges                                                      (110)                  (28)
                                                                            ------------------    ------------------
Net increase(decrease) from policyowner transactions                                  72,337               104,595
                                                                            ------------------    ------------------

Total increase(decrease) in net assets                                                93,066                90,272
Net assets at beginning of period                                                    137,222                46,950
                                                                            ------------------    ------------------
Net assets at end of period                                                  $       230,288       $       137,222
                                                                            ==================    ==================

The accompanying notes are an integral part of these financial statements.

                                                      Calvert
--------------------------------------------------------------------------------------------------------------------

        International Equity                          Mid Cap                               Small Cap
-------------------------------------- -------------------------------------- --------------------------------------
       2003               2002                2003               2002               2003                2002
------------------- ------------------ ------------------ ------------------- ------------------ -------------------

 $         1,046     $          ----    $          ----    $          ----     $         1,699    $           876
            (275)               (447)              (712)              (690)               (490)              (353)
------------------- ------------------ ------------------ ------------------- ------------------ -------------------
             771                (447)              (712)              (690)              1,209                523
------------------- ------------------ ------------------ ------------------- ------------------ -------------------


            ----                ----               ----               ----                ----              1,085
          20,870               5,664             (3,251)           (18,915)             12,819             (3,361)
------------------- ------------------ ------------------ ------------------- ------------------ -------------------
          20,870               5,664             (3,251)           (18,915)             12,819             (2,276)
------------------- ------------------ ------------------ ------------------- ------------------ -------------------


           4,016               2,390             39,537            (29,965)             19,872            (14,889)
------------------- ------------------ ------------------ ------------------- ------------------ -------------------


 $        25,657     $         7,607    $        35,574    $       (49,570)    $        33,900    $       (16,642)
=================== ================== ================== =================== ================== ===================




 $           771     $          (447)   $          (712)   $          (690)    $         1,209    $           523
          20,870               5,664             (3,251)           (18,915)             12,819             (2,276)
           4,016               2,390             39,537            (29,965)             19,872            (14,889)
------------------- ------------------ ------------------ ------------------- ------------------ -------------------

          25,657               7,607             35,574            (49,570)             33,900            (16,642)
------------------- ------------------ ------------------ ------------------- ------------------ -------------------


          40,020                 200               ----                200                ----                200
         (34,598)             (1,854)              (177)           129,106              57,571             61,220
            (161)             (6,726)              (163)              ----                (160)              (242)
             (19)                 (7)               (35)               (22)                (26)                (8)
------------------- ------------------ ------------------ ------------------- ------------------ -------------------
           5,242              (8,387)              (375)           129,284              57,385             61,170
------------------- ------------------ ------------------ ------------------- ------------------ -------------------

          30,899                (780)            35,199             79,714              91,285             44,528
          21,229              22,009            113,106             33,392              52,183              7,655
------------------- ------------------ ------------------ ------------------- ------------------ -------------------
 $        52,128     $        21,229    $       148,305    $       113,106     $       143,468    $        52,183
=================== ================== ================== =================== ================== ===================

                          AMERITAS LIFE INSURANCE CORP.
                              SEPARATE ACCOUNT LLVA
                        FOR THE PERIODS ENDED DECEMBER 31

                                                                                           Ameritas
                                                                            ----------------------------------------

                                                                                            Growth
                                                                            ----------------------------------------
                                                                                  2003                  2002
                                                                            ------------------    ------------------
STATEMENTS OF OPERATIONS
Investment income:
   Dividend distributions received                                           $          ----       $          ----
   Mortality and expense risk charge                                                    (388)                 (265)
                                                                            ------------------    ------------------
Net investment income(loss)                                                             (388)                 (265)
                                                                            ------------------    ------------------

Realized gain(loss) on investments:
   Net realized gain distributions                                                      ----                  ----
   Net realized gain(loss) on sale of fund shares                                     (3,871)               (5,031)
                                                                            ------------------    ------------------
Net realized gain(loss)                                                               (3,871)               (5,031)
                                                                            ------------------    ------------------


Change in unrealized appreciation/depreciation                                        26,596               (15,714)
                                                                            ------------------    ------------------

Net increase(decrease) in net assets resulting
   from operations                                                           $        22,337       $       (21,010)
                                                                            ==================    ==================


STATEMENTS OF CHANGES IN NET ASSETS
Increase(decrease) in net assets from operations:
   Net investment income(loss)                                               $          (388)      $          (265)
   Net realized gain(loss)                                                            (3,871)               (5,031)
   Net change in unrealized appreciation/depreciation                                 26,596               (15,714)
                                                                            ------------------    ------------------
Net increase(decrease) in net assets resulting
   from operations                                                                    22,337               (21,010)
                                                                            ------------------    ------------------

Net increase(decrease) from policyowner transactions:
   Payments received from policyowners                                                   611                   594
   Subaccounts transfers (including fixed account), net                               62,357                43,315
   Transfers for policyowner benefits and terminations                                  ----                  ----
   Policyowner maintenance charges                                                       (52)                  (41)
                                                                            ------------------    ------------------
Net increase(decrease) from policyowner transactions                                  62,916                43,868
                                                                            ------------------    ------------------

Total increase(decrease) in net assets                                                85,253                22,858
Net assets at beginning of period                                                     43,119                20,261
                                                                            ------------------    ------------------
Net assets at end of period                                                  $       128,372       $        43,119
                                                                            ==================    ==================

The accompanying notes are an integral part of these financial statements.

                                                      Ameritas
--------------------------------------------------------------------------------------------------------------------

              Index 500                                MidCap                               Small Cap
-------------------------------------- -------------------------------------- --------------------------------------
       2003               2002                2003               2002               2003                2002
------------------- ------------------ ------------------ ------------------- ------------------ -------------------

 $        41,350     $         2,205    $          ----    $          ----     $          ----    $          ----
          (7,220)             (1,556)            (1,222)              (201)               (833)            (1,137)
------------------- ------------------ ------------------ ------------------- ------------------ -------------------
          34,130                 649             (1,222)              (201)               (833)            (1,137)
------------------- ------------------ ------------------ ------------------- ------------------ -------------------


            ----                ----               ----               ----                ----               ----
          64,455            (194,413)            91,784            (18,817)            (20,607)           (54,381)
------------------- ------------------ ------------------ ------------------- ------------------ -------------------
          64,455            (194,413)            91,784            (18,817)            (20,607)           (54,381)
------------------- ------------------ ------------------ ------------------- ------------------ -------------------


         247,257              29,616             13,504             (2,129)              5,030             (5,358)
------------------- ------------------ ------------------ ------------------- ------------------ -------------------


 $       345,842     $      (164,148)   $       104,066    $       (21,147)    $       (16,410)   $       (60,876)
=================== ================== ================== =================== ================== ===================




 $        34,130     $           649    $        (1,222)   $          (201)    $          (833)   $        (1,137)
          64,455            (194,413)            91,784            (18,817)            (20,607)           (54,381)
         247,257              29,616             13,504             (2,129)              5,030             (5,358)
------------------- ------------------ ------------------ ------------------- ------------------ -------------------

         345,842            (164,148)           104,066            (21,147)            (16,410)           (60,876)
------------------- ------------------ ------------------ ------------------- ------------------ -------------------


           2,588               1,035              2,378              3,029                 165               ----
       2,870,133             120,285            179,651             30,075           1,119,598            149,843
         (94,523)               (298)              ----               ----          (1,122,992)              ----
            (257)               (107)               (68)               (72)                (22)                (4)
------------------- ------------------ ------------------ ------------------- ------------------ -------------------
       2,777,941             120,915            181,961             33,032              (3,251)           149,839
------------------- ------------------ ------------------ ------------------- ------------------ -------------------

       3,123,783             (43,233)           286,027             11,885             (19,661)            88,963
         155,526             198,759             30,709             18,824             112,011             23,048
------------------- ------------------ ------------------ ------------------- ------------------ -------------------
 $     3,279,309     $       155,526    $       316,736    $        30,709     $        92,350    $       112,011
=================== ================== ================== =================== ================== ===================

                          AMERITAS LIFE INSURANCE CORP.
                              SEPARATE ACCOUNT LLVA
                        FOR THE PERIODS ENDED DECEMBER 31

                                                                                            Berger
                                                                           -----------------------------------------

                                                                                            Growth
                                                                           -----------------------------------------
                                                                                  2003                  2002
                                                                           -------------------   -------------------
STATEMENTS OF OPERATIONS
Investment income:
   Dividend distributions received                                          $            41       $          ----
   Mortality and expense risk charge                                                    (63)                 (389)
                                                                           -------------------   -------------------
 Net investment income(loss)                                                            (22)                 (389)
                                                                           -------------------   -------------------

Realized gain(loss) on investments:
   Net realized gain distributions                                                     ----                  ----
   Net realized gain(loss) on sale of fund shares                                  (100,055)              (13,973)
                                                                           -------------------   -------------------
Net realized gain(loss)                                                            (100,055)              (13,973)
                                                                           -------------------   -------------------


Change in unrealized appreciation/depreciation                                      101,654               (23,005)
                                                                           -------------------   -------------------

Net increase(decrease) in net assets resulting
   from operations                                                          $         1,577       $       (37,367)
                                                                           ===================   ===================


STATEMENTS OF CHANGES IN NET ASSETS
Increase(decrease) in net assets from operations:
   Net investment income(loss)                                              $           (22)      $          (389)
   Net realized gain(loss)                                                         (100,055)              (13,973)
   Net change in unrealized appreciation/depreciation                               101,654               (23,005)
                                                                           -------------------   -------------------
Net increase(decrease) in net assets resulting
   from operations                                                                    1,577               (37,367)
                                                                           -------------------   -------------------

Net increase(decrease) from policyowner transactions:
   Payments received from policyowners                                                   30                 2,409
   Subaccounts transfers (including fixed account), net                             (56,132)               (1,708)
   Transfers for policyowner benefits and terminations                                 ----                (1,325)
   Policyowner maintenance charges                                                      (23)                 (124)
                                                                           -------------------   -------------------
Net increase(decrease) from policyowner transactions                                (56,125)                 (748)
                                                                           -------------------   -------------------

Total increase(decrease) in net assets                                              (54,548)              (38,115)
Net assets at beginning of period                                                    54,548                92,663
                                                                           -------------------   -------------------
Net assets at end of period                                                 $          ----       $        54,548
                                                                           ===================   ===================


The accompanying notes are an integral part of these financial statements.

               Berger                                                     Scudder
-------------------------------------- -----------------------------------------------------------------------------

        Small Company Growth                        EAFE Equity                             Small Cap
-------------------------------------- -------------------------------------- --------------------------------------
       2003               2002                2003               2002               2003                2002
------------------- ------------------ ------------------ -------------------- ------------------ -------------------

   $       ----        $       ----     $           522    $           324     $         1,425    $         1,024
            (94)               (864)               (167)              (652)             (2,266)              (290)
------------------- ------------------ ------------------ ------------------- ------------------ -------------------
            (94)               (864)                355               (328)               (841)               734
------------------- ------------------ ------------------ ------------------- ------------------ -------------------


           ----                ----                ----               ----                ----                 77
         (8,120)            (89,936)              4,866             81,353             158,193            (14,977)
------------------- ------------------ ------------------ ------------------- ------------------ -------------------
         (8,120)            (89,936)              4,866             81,353             158,193            (14,900)
------------------- ------------------ ------------------ ------------------- ------------------ -------------------


          5,001              (3,787)              8,896               (514)             29,468             (3,407)
------------------- ------------------ ------------------ -------------------- ------------------ -------------------


   $     (3,213)       $    (94,587)    $        14,117    $        80,511     $       186,820    $       (17,573)
=================== ================== ================== =================== ================== ===================




   $        (94)       $       (864)    $           355    $          (328)    $          (841)   $           734
         (8,120)            (89,936)              4,866             81,353             158,193            (14,900)
          5,001              (3,787)              8,896               (514)             29,468             (3,407)
------------------- ------------------ ------------------ ------------------- ------------------ -------------------

         (3,213)            (94,587)             14,117             80,511             186,820            (17,573)
------------------- ------------------ ------------------ ------------------- ------------------ -------------------


           ----               3,966               6,061              1,895               1,782               ----
        (95,151)              9,603             168,876            (96,826)             23,952            131,030
         (8,732)             (2,550)            (14,250)            (4,816)            (14,020)              ----
            (26)               (187)                (70)                (9)               (103)               (21)
------------------- ------------------ ------------------ ------------------- ------------------ -------------------
       (103,909)             10,832             160,617            (99,756)             11,611            131,009
------------------- ------------------ ------------------ ------------------- ------------------ -------------------

       (107,122)            (83,755)            174,734            (19,245)            198,431            113,436
        107,122             190,877               8,523             27,768             131,016             17,580
------------------- ------------------ ------------------ ------------------- ------------------ -------------------
   $       ----        $    107,122     $       183,257    $         8,523     $       329,447    $       131,016
=================== ================== ================== =================== ================== ===================

                          AMERITAS LIFE INSURANCE CORP.
                              SEPARATE ACCOUNT LLVA
                        FOR THE PERIODS ENDED DECEMBER 31

                                                                                            Fidelity
                                                                             ---------------------------------------

                                                                                         Contrafund SC
                                                                             ---------------------------------------
                                                                                   2003                 2002
                                                                             ------------------  -------------------
STATEMENTS OF OPERATIONS
Investment income:
   Dividend distributions received                                            $           614     $           508
   Mortality and expense risk charge                                                   (2,301)               (672)
                                                                             ------------------  -------------------
Net investment income(loss)                                                            (1,687)               (164)
                                                                             ------------------  -------------------

Realized gain(loss) on investments:
   Net realized gain distributions                                                       ----                ----
   Net realized gain(loss) on sale of fund shares                                     120,823               8,778
                                                                             ------------------  -------------------
Net realized gain(loss)                                                               120,823               8,778
                                                                             ------------------  -------------------


Change in unrealized appreciation/depreciation                                         24,495              (7,599)
                                                                             ------------------  -------------------

Net increase(decrease) in net assets resulting
   from operations                                                            $       143,631     $         1,015
                                                                             ==================  ===================


STATEMENTS OF CHANGES IN NET ASSETS
Increase(decrease) in net assets from operations:
   Net investment income(loss)                                                $        (1,687)    $          (164)
   Net realized gain(loss)                                                            120,823               8,778
   Net change in unrealized appreciation/depreciation                                  24,495              (7,599)
                                                                             ------------------  -------------------
Net increase(decrease) in net assets resulting
   from operations                                                                    143,631               1,015
                                                                             ------------------  -------------------

Net increase(decrease) from policyowner transactions:
   Payments received from policyowners                                                    400                 840
   Subaccounts transfers (including fixed account), net                               394,782              85,421
   Transfers for policyowner benefits and terminations                                 (1,016)               ----
   Policyowner maintenance charges                                                        (94)                (41)
                                                                             ------------------  -------------------
Net increase(decrease) from policyowner transactions                                  394,072              86,220
                                                                             ------------------  -------------------

Total increase(decrease) in net assets                                                537,703              87,235
Net assets at beginning of period                                                     160,113              72,878
                                                                             ------------------  -------------------
Net assets at end of period                                                   $       697,816     $       160,113
                                                                             ==================  ===================


The accompanying notes are an integral part of these financial statements.

                                                       Fidelity

--------------------------------------------------------------------------------------------------------------------

           High Income SC                       Inv. Grade Bond IC                         Mid Cap SC
-------------------------------------- -------------------------------------- --------------------------------------
       2003               2002                2003               2002               2003                2002
------------------- ------------------ ------------------ ------------------- ------------------ -------------------

 $         7,483     $          ----    $         5,481    $         2,659     $           501    $         1,800
         (12,283)             (3,483)            (1,258)              (447)             (1,807)            (1,445)
------------------- ------------------ ------------------ ------------------- ------------------ -------------------
          (4,800)             (3,483)             4,223              2,212              (1,306)               355
------------------- ------------------ ------------------ ------------------- ------------------ -------------------


            ----                ----              1,929               ----                ----               ----
         411,928              49,807             36,147              2,050              17,657            (25,158)
------------------- ------------------ ------------------- ------------------ ------------------ -------------------
         411,928              49,807             38,076              2,050              17,657            (25,158)
------------------- ------------------ ------------------- ------------------ ------------------ -------------------


         174,128             101,405             (5,093)             5,451             110,975             (5,590)
------------------- ------------------ ------------------- ------------------ ------------------ -------------------


 $       581,256     $       147,729    $        37,206    $         9,713     $       127,326    $       (30,393)
=================== ================== =================== ================== ================== ===================




 $        (4,800)    $        (3,483)   $         4,223    $         2,212     $        (1,306)   $           355
         411,928              49,807             38,076              2,050              17,657            (25,158)
         174,128             101,405             (5,093)             5,451             110,975             (5,590)
------------------- ------------------ ------------------- ------------------ ------------------ -------------------

         581,256             147,729             37,206              9,713             127,326            (30,393)
------------------- ------------------ ------------------- ------------------ ------------------ -------------------


       1,012,451                ----                225                252                 893              1,028
       2,787,868           1,555,988           (174,218)           251,231             371,420             61,618
            ----                ----            (42,862)              (263)           (122,793)            (6,920)
            (149)               (100)              (113)               (95)                (87)               (68)
------------------- ------------------ ------------------- ------------------ ------------------ -------------------
       3,800,170           1,555,888           (216,968)           251,125             249,433             55,658
------------------- ------------------ ------------------- ------------------ ------------------ -------------------

       4,381,426           1,703,617           (179,762)           260,838             376,759             25,265
       1,703,617                ----            332,716             71,878             296,021            270,756
------------------- ------------------ ------------------- ------------------ ------------------ -------------------
 $     6,085,043     $     1,703,617    $       152,954    $       332,716     $       672,780    $       296,021
=================== ================== =================== ================== ================== ===================

                          AMERITAS LIFE INSURANCE CORP.
                              SEPARATE ACCOUNT LLVA
                        FOR THE PERIODS ENDED DECEMBER 31

                                                                                            Invesco
                                                                             ---------------------------------------

                                                                                           Financial
                                                                             ---------------------------------------
                                                                                   2003                 2002
                                                                             ------------------  -------------------
STATEMENTS OF OPERATIONS
Investment income:
   Dividend distributions received                                            $           242     $           170
   Mortality and expense risk charge                                                     (178)               (130)
                                                                             ------------------  -------------------
Net investment income(loss)                                                                64                  40
                                                                             ------------------  -------------------

Realized gain(loss) on investments:
   Net realized gain distributions                                                       ----                ----
   Net realized gain(loss) on sale of fund shares                                       1,817              (4,693)
                                                                             ------------------  -------------------
Net realized gain(loss)                                                                 1,817              (4,693)
                                                                             ------------------  -------------------


Change in unrealized appreciation/depreciation                                          4,974                 663
                                                                             ------------------  -------------------

Net increase(decrease) in net assets resulting
   from operations                                                            $         6,855     $        (3,990)
                                                                             ==================  ===================


STATEMENTS OF CHANGES IN NET ASSETS
Increase(decrease) in net assets from operations:
   Net investment income(loss)                                                $            64     $            40
   Net realized gain(loss)                                                              1,817              (4,693)
   Net change in unrealized appreciation/depreciation                                   4,974                 663
                                                                             ------------------  -------------------
Net increase(decrease) in net assets resulting
   from operations                                                                      6,855              (3,990)
                                                                             ------------------  -------------------

Net increase(decrease) from policyowner transactions:
   Payments received from policyowners                                                    120                 180
   Subaccounts transfers (including fixed account), net                                41,736               5,061
   Transfers for policyowner benefits and terminations                                   ----                ----
   Policyowner maintenance charges                                                        (18)                (18)
                                                                             ------------------  -------------------
Net increase(decrease) from policyowner transactions                                   41,838               5,223
                                                                             ------------------  -------------------

Total increase(decrease) in net assets                                                 48,693               1,233
Net assets at beginning of period                                                      19,745              18,512
                                                                             ------------------  -------------------
Net assets at end of period                                                   $        68,438     $        19,745
                                                                             ==================  ===================


The accompanying notes are an integral part of these financial statements.


                                                      Invesco
--------------------------------------------------------------------------------------------------------------------

               Health                               Technology                              Telecomm
-------------------------------------- -------------------------------------- --------------------------------------
       2003               2002                2003               2002               2003                2002
------------------- ------------------ ------------------ ------------------- ------------------ -------------------

 $          ----     $          ----    $          ----    $          ----     $          ----    $          ----
            (457)               (486)              (654)              (203)               (165)              (190)
------------------- ------------------ ------------------ ------------------- ------------------ -------------------
            (457)               (486)              (654)              (203)               (165)              (190)
------------------- ------------------ ------------------ -------------------- ------------------ -------------------


            ----                ----               ----               ----                ----               ----
          11,615             (20,412)            (5,188)           (42,476)            (24,339)            (1,187)
------------------- ------------------ ------------------ ------------------- ------------------ -------------------
          11,615             (20,412)            (5,188)           (42,476)            (24,339)            (1,187)
------------------- ------------------ ------------------ ------------------- ------------------ -------------------


          13,185              (6,740)             5,063              1,218              15,033            (14,894)
------------------- ------------------ ------------------ ------------------- ------------------ -------------------


 $        24,343     $       (27,638)   $          (779)   $       (41,461)    $        (9,471)   $       (16,271)
=================== ================== ================== =================== ================== ===================




 $          (457)    $          (486)   $          (654)   $          (203)    $          (165)   $          (190)
          11,615             (20,412)            (5,188)           (42,476)            (24,339)            (1,187)
          13,185              (6,740)             5,063              1,218              15,033            (14,894)
------------------- ------------------ ------------------ ------------------- ------------------ -------------------

          24,343             (27,638)              (779)           (41,461)             (9,471)           (16,271)
------------------- ------------------ ------------------ ------------------- ------------------ -------------------


           1,604              13,679              2,272               ----                 120             12,679
          86,472               3,083             57,455               (378)            (38,330)            57,095
            ----             (19,541)           (13,919)           (19,489)               ----             (6,077)
             (33)                (22)               (18)                (4)                (11)                (4)
------------------- ------------------ ------------------ ------------------- ------------------ -------------------
          88,043              (2,801)            45,790            (19,871)            (38,221)            63,693
------------------- ------------------ ------------------ ------------------- ------------------ -------------------

         112,386             (30,439)            45,011            (61,332)            (47,692)            47,422
          73,582             104,021             18,508             79,840              49,437              2,015
------------------- ------------------ ------------------ ------------------- ------------------ -------------------
 $       185,968     $        73,582    $        63,519    $        18,508     $         1,745    $        49,437
================== ====================================== ================== =================== ===================

                          AMERITAS LIFE INSURANCE CORP.
                              SEPARATE ACCOUNT LLVA
                        FOR THE PERIODS ENDED DECEMBER 31

                                                                                             Janus
                                                                             ---------------------------------------

                                                                                             Growth
                                                                             ---------------------------------------
                                                                                   2003                 2002
                                                                             ------------------  -------------------
STATEMENTS OF OPERATIONS
Investment income:
   Dividend distributions received                                            $            56     $          ----
   Mortality and expense risk charge                                                     (257)               ----
                                                                             ------------------  -------------------
Net investment income(loss)                                                              (201)               ----
                                                                             ------------------  -------------------

Realized gain(loss) on investments:
   Net realized gain distributions                                                       ----                ----
   Net realized gain(loss) on sale of fund shares                                          57                ----
                                                                             ------------------  -------------------
Net realized gain(loss)                                                                    57                ----
                                                                             ------------------  -------------------


Change in unrealized appreciation/depreciation                                         14,104                ----
                                                                             ------------------  -------------------

Net increase(decrease) in net assets resulting
   from operations                                                            $        13,960     $          ----
                                                                             ==================  ===================


STATEMENTS OF CHANGES IN NET ASSETS
Increase(decrease) in net assets from operations:
   Net investment income(loss)                                                $          (201)    $          ----
   Net realized gain(loss)                                                                 57                ----
   Net change in unrealized appreciation/depreciation                                  14,104                ----
                                                                             ------------------  -------------------
Net increase(decrease) in net assets resulting
   from operations                                                                     13,960                ----
                                                                             ------------------  -------------------

Net increase(decrease) from policyowner transactions:
   Payments received from policyowners                                                     90                ----
   Subaccounts transfers (including fixed account), net                                54,767                ----
   Transfers for policyowner benefits and terminations                                    (77)               ----
   Policyowner maintenance charges                                                        (74)               ----
                                                                             ------------------  -------------------
Net increase(decrease) from policyowner transactions                                   54,706                ----
                                                                             ------------------  -------------------

Total increase(decrease) in net assets                                                 68,666                ----
Net assets at beginning of period                                                        ----                ----
                                                                             ------------------  -------------------
Net assets at end of period                                                   $        68,666     $          ----
                                                                             ==================  ===================


The accompanying notes are an integral part of these financial statements.

                                                 Neuberger Berman
--------------------------------------------------------------------------------------------------------------------

              Balanced                                Growth                          Limited Maturity Bond
-------------------------------------- -------------------------------------- --------------------------------------
       2003               2002                2003               2002               2003                2002
------------------- ------------------ ------------------ ------------------- ------------------ -------------------

 $         2,137     $         3,806    $          ----    $          ----     $        12,972    $         8,652
            (693)               (678)              (810)              (919)             (1,873)              (831)
------------------- ------------------ ------------------ ------------------- ------------------ -------------------
           1,444               3,128               (810)              (919)             11,099              7,821
------------------- ------------------ ------------------ ------------------- ------------------ -------------------


            ----                ----               ----               ----                ----               ----
            (787)            (28,495)             5,843           (166,502)              3,528             (1,219)
------------------- ------------------ ------------------ ------------------- ------------------ -------------------
            (787)            (28,495)             5,843           (166,502)              3,528             (1,219)
------------------- ------------------ ------------------ ------------------- ------------------ -------------------


          17,749               1,187             36,246            101,559             (12,261)               525
------------------- ------------------ ------------------ ------------------- ------------------ -------------------


 $        18,406     $       (24,180)   $        41,279    $       (65,862)    $         2,366    $         7,127
=================== ================== ================== =================== ================== ===================




 $         1,444     $         3,128    $          (810)   $          (919)    $        11,099    $         7,821
            (787)            (28,495)             5,843           (166,502)              3,528             (1,219)
          17,749               1,187             36,246            101,559             (12,261)               525
------------------- ------------------ ------------------ ------------------- ------------------ -------------------

          18,406             (24,180)            41,279            (65,862)              2,366              7,127
------------------- ------------------ ------------------ ------------------- ------------------ -------------------


           7,914               4,678             10,063              6,332               6,128              4,108
           2,506              (7,861)           (67,348)            28,530             181,330           (111,838)
            (126)            (16,919)            (1,087)            (1,035)             (1,912)            (5,044)
            (263)               (290)              (207)              (221)                (68)               (78)
------------------- ------------------ ------------------ ------------------- ------------------ -------------------
          10,031             (20,392)           (58,579)            33,606             185,478           (112,852)
------------------- ------------------ ------------------ ------------------- ------------------ -------------------

          28,437             (44,572)           (17,300)           (32,256)            187,844           (105,725)
         107,337             151,909            160,697            192,953             105,530            211,255
------------------- ------------------ ------------------ ------------------- ------------------ -------------------
 $       135,774     $       107,337    $       143,397    $       160,697     $       293,374    $       105,530
=================== ================== ================== =================== ================== ===================


                          AMERITAS LIFE INSURANCE CORP.
                              SEPARATE ACCOUNT LLVA
                        FOR THE PERIODS ENDED DECEMBER 31

                                                                                        Neuberger Berman
                                                                             ---------------------------------------

                                                                                         Liquid Assets
                                                                             ---------------------------------------
                                                                                   2003                 2002
                                                                             ------------------  -------------------
STATEMENTS OF OPERATIONS
Investment income:
   Dividend distributions received                                            $            99     $        21,358
   Mortality and expense risk charge                                                      (79)            (11,280)
                                                                             ------------------  -------------------
Net investment income(loss)                                                                20              10,078
                                                                             ------------------  -------------------

Realized gain(loss) on investments:
   Net realized gain distributions                                                        552               4,591
   Net realized gain(loss) on sale of fund shares                                        ----                ----
                                                                             ------------------  -------------------
Net realized gain(loss)                                                                   552               4,591
                                                                             ------------------  -------------------


Change in unrealized appreciation/depreciation                                           ----                ----
                                                                             ------------------  -------------------

Net increase(decrease) in net assets resulting
   from operations                                                            $           572     $        14,669
                                                                             ==================  ===================


STATEMENTS OF CHANGES IN NET ASSETS
Increase(decrease) in net assets from operations:
   Net investment income(loss)                                                $            20     $        10,078
   Net realized gain(loss)                                                                552               4,591
   Net change in unrealized appreciation/depreciation                                    ----                ----
                                                                             ------------------  -------------------
Net increase(decrease) in net assets resulting
   from operations                                                                        572              14,669
                                                                             ------------------  -------------------

Net increase(decrease) from policyowner transactions:
   Payments received from policyowners                                                   ----             966,286
   Subaccounts transfers (including fixed account), net                              (211,845)         (4,915,107)
   Transfers for policyowner benefits and terminations                                   ----            (266,044)
   Policyowner maintenance charges                                                        (32)               (561)
                                                                             ------------------  -------------------
Net increase(decrease) from policyowner transactions                                 (211,877)         (4,215,426)
                                                                             ------------------  -------------------

Total increase(decrease) in net assets                                               (211,305)         (4,200,757)
Net assets at beginning of period                                                     211,305           4,412,062
                                                                             ------------------  -------------------
Net assets at end of period                                                   $          ----     $       211,305
                                                                             ==================  ===================


The accompanying notes are an integral part of these financial statements.



          Neuberger Berman                                                Rydex
-------------------------------------- -----------------------------------------------------------------------------

              Partners                                 Nova                                    OTC
-------------------------------------- -------------------------------------- --------------------------------------
       2003               2002                2003               2002               2003                2002
------------------- ------------------ ------------------ ------------------- ------------------ -------------------

 $          ----     $         2,823    $          ----    $        18,559     $          ----    $          ----
          (2,401)             (2,730)            (2,186)            (1,686)             (2,061)            (2,252)
------------------- ------------------ ------------------ ------------------- ------------------ -------------------
          (2,401)                 93             (2,186)            16,873              (2,061)            (2,252)
------------------- ------------------ ------------------ ------------------- ------------------ -------------------


            ----                ----               ----               ----                ----               ----
         (36,197)            (46,182)            70,114           (212,876)            (41,532)          (418,396)
------------------- ------------------ ------------------ ------------------- ------------------ -------------------
         (36,197)            (46,182)            70,114           (212,876)            (41,532)          (418,396)
------------------- ------------------ ------------------ ------------------- ------------------ -------------------


         169,651             (90,727)            72,678             11,651             148,218            193,407
------------------- ------------------ ------------------ ------------------- ------------------ -------------------


 $       131,053     $      (136,816)   $       140,606    $      (184,352)    $       104,625    $      (227,241)
=================== ================== ================== =================== ================== ===================




 $        (2,401)    $            93    $        (2,186)   $        16,873     $        (2,061)   $        (2,252)
         (36,197)            (46,182)            70,114           (212,876)            (41,532)          (418,396)
         169,651             (90,727)            72,678             11,651             148,218            193,407
------------------- ------------------ ------------------ ------------------- ------------------ -------------------

         131,053            (136,816)           140,606           (184,352)            104,625           (227,241)
------------------- ------------------ ------------------ ------------------- ------------------ -------------------


              20               2,172                100              4,500               6,310                870
         (20,012)            (28,997)           404,862             38,956             342,438             20,077
          (3,106)            (16,204)           (14,427)           (12,805)            (30,647)            (2,503)
            (325)               (349)              (124)              (170)               (190)              (165)
------------------- ------------------ ------------------ ------------------- ------------------ -------------------
         (23,423)            (43,378)           390,411             30,481             317,911             18,279
------------------- ------------------ ------------------ -------------------- ------------------ -------------------

         107,630            (180,194)           531,017           (153,871)            422,536           (208,962)
         403,633             583,827            168,056            321,927             344,635            553,597
------------------- ------------------ ------------------ ------------------- ------------------ -------------------
 $       511,263     $       403,633    $       699,073    $       168,056     $       767,171    $       344,635
=================== ================== ================== =================== ================== ===================

                          AMERITAS LIFE INSURANCE CORP.
                              SEPARATE ACCOUNT LLVA
                        FOR THE PERIODS ENDED DECEMBER 31

                                                                                             Rydex
                                                                             ---------------------------------------

                                                                                        Precious Metals
                                                                             ---------------------------------------
                                                                                   2003                 2002
                                                                             ------------------  -------------------
STATEMENTS OF OPERATIONS
Investment income:
   Dividend distributions received                                            $          ----     $          ----
   Mortality and expense risk charge                                                   (4,537)             (3,249)
                                                                             ------------------  -------------------
Net investment income(loss)                                                            (4,537)             (3,249)
                                                                             ------------------  -------------------

Realized gain(loss) on investments:
   Net realized gain distributions                                                       ----                ----
   Net realized gain(loss) on sale of fund shares                                     146,823             124,564
                                                                             ------------------  -------------------
Net realized gain(loss)                                                               146,823             124,564
                                                                             ------------------  -------------------


Change in unrealized appreciation/depreciation                                        137,844              43,641
                                                                             ------------------  -------------------

Net increase(decrease) in net assets resulting
   from operations                                                            $       280,130     $       164,956
                                                                             ==================  ===================


STATEMENTS OF CHANGES IN NET ASSETS
Increase(decrease) in net assets from operations:
   Net investment income(loss)                                                $        (4,537)    $        (3,249)
   Net realized gain(loss)                                                            146,823             124,564
   Net change in unrealized appreciation/depreciation                                 137,844              43,641
                                                                             ------------------  -------------------
Net increase(decrease) in net assets resulting
   from operations                                                                    280,130             164,956
                                                                             ------------------  -------------------

Net increase(decrease) from policyowner transactions:
   Payments received from policyowners                                                  1,375                 250
   Subaccounts transfers (including fixed account), net                               620,876             345,564
   Transfers for policyowner benefits and terminations                               (118,489)               ----
   Policyowner maintenance charges                                                       (202)               (140)
                                                                             ------------------  -------------------
Net increase(decrease) from policyowner transactions                                  503,560             345,674
                                                                             ------------------  -------------------

Total increase(decrease) in net assets                                                783,690             510,630
Net assets at beginning of period                                                     803,136             292,506
                                                                             ------------------  -------------------
Net assets at end of period                                                   $     1,586,826     $       803,136
                                                                             ==================  ===================


The accompanying notes are an integral part of these financial statements.


                                   Rydex                                                 Strong Variable
----------------------------------------------------------------------------- --------------------------------------

                Ursa                            US Government Bond                           Growth
-------------------------------------- -------------------------------------- --------------------------------------
       2003               2002                2003               2002               2003                2002
------------------- ------------------ ------------------ ------------------- ------------------  ------------------

 $          ----     $         4,175    $         7,387    $         6,965     $          ----     $          ----
          (3,799)             (1,304)            (1,256)            (1,067)             (1,226)             (1,744)
------------------- ------------------ ------------------ -------------------- ------------------  ------------------
          (3,799)              2,871              6,131              5,898              (1,226)             (1,744)
------------------- ------------------ ------------------ ------------------- ------------------  ------------------


            ----                ----              6,784               ----                ----                ----
        (165,111)                616            (24,596)              (779)            (13,721)           (257,812)
------------------- ------------------ ------------------ ------------------- ------------------  ------------------
        (165,111)                616            (17,812)              (779)            (13,721)           (257,812)
------------------- ------------------ ------------------ ------------------- ------------------  ------------------


          (4,074)              2,496             (5,715)             6,070              76,490              31,216
------------------- ------------------ ------------------ ------------------- ------------------  ------------------


 $      (172,984)    $         5,983    $       (17,396)   $        11,189     $        61,543     $      (228,340)
=================== ================== ================== =================== ==================  ==================




 $        (3,799)    $         2,871    $         6,131    $         5,898     $        (1,226)    $        (1,744)
        (165,111)                616            (17,812)              (779)            (13,721)           (257,812)
          (4,074)              2,496             (5,715)             6,070              76,490              31,216
------------------- ------------------ ------------------ ------------------- ------------------  ------------------

        (172,984)              5,983            (17,396)            11,189              61,543            (228,340)
------------------- ------------------ ------------------ ------------------- ------------------  ------------------


           2,375                ----              2,790               ----               2,888               7,506
          78,136             162,492           (260,337)           251,325             (88,963)             68,660
         (17,675)             (1,021)           (27,053)              ----             (16,599)            (27,737)
            (253)                (85)               (84)               (17)               (323)               (394)
------------------- ------------------ ------------------ ------------------- ------------------  ------------------
          62,583             161,386           (284,684)           251,308            (102,997)             48,035
------------------- ------------------ ------------------ ------------------- ------------------  ------------------

        (110,401)            167,369           (302,080)           262,497             (41,454)           (180,305)
         235,699              68,330            330,958             68,461             192,787             373,092
------------------- ------------------ ------------------ ------------------- ------------------  ------------------
 $       125,298     $       235,699    $        28,878    $       330,958     $       151,333     $       192,787
=================== ================== ================== =================== ==================  ==================


                          AMERITAS LIFE INSURANCE CORP.
                              SEPARATE ACCOUNT LLVA
                        FOR THE PERIODS ENDED DECEMBER 31

                                                                                       Strong Opportunity
                                                                             ---------------------------------------

                                                                                          Opportunity
                                                                             ---------------------------------------
                                                                                   2003                 2002
                                                                             ------------------  -------------------
STATEMENTS OF OPERATIONS
Investment income:
   Dividend distributions received                                            $           406     $         2,794
   Mortality and expense risk charge                                                   (2,853)             (4,240)
                                                                             ------------------  -------------------
Net investment income(loss)                                                            (2,447)             (1,446)
                                                                             ------------------  -------------------

Realized gain(loss) on investments:
   Net realized gain distributions                                                       ----              14,783
   Net realized gain(loss) on sale of fund shares                                    (203,936)            (91,971)
                                                                             ------------------  -------------------
Net realized gain(loss)                                                              (203,936)            (77,188)
                                                                             ------------------  -------------------


Change in unrealized appreciation/depreciation                                        360,049            (177,770)
                                                                             ------------------  -------------------

Net increase(decrease) in net assets resulting
   from operations                                                            $       153,666     $      (256,404)
                                                                             ==================  ===================


STATEMENTS OF CHANGES IN NET ASSETS
Increase(decrease) in net assets from operations:
   Net investment income(loss)                                                $        (2,447)    $        (1,446)
   Net realized gain(loss)                                                           (203,936)            (77,188)
   Net change in unrealized appreciation/depreciation                                 360,049            (177,770)
                                                                             ------------------  -------------------
Net increase(decrease) in net assets resulting
   from operations                                                                    153,666            (256,404)
                                                                             ------------------  -------------------

Net increase(decrease) from policyowner transactions:
   Payments received from policyowners                                                  1,954               6,744
   Subaccounts transfers (including fixed account), net                              (141,332)            (65,215)
   Transfers for policyowner benefits and terminations                                   (156)             (3,320)
   Policyowner maintenance charges                                                       (326)               (404)
                                                                             ------------------  -------------------
Net increase(decrease) from policyowner transactions                                 (139,860)            (62,195)
                                                                             ------------------  -------------------

Total increase(decrease) in net assets                                                 13,806            (318,599)
Net assets at beginning of period                                                     594,105             912,704
                                                                             ------------------  -------------------
Net assets at end of period                                                   $       607,911     $       594,105
                                                                             ==================  ===================


The accompanying notes are an integral part of these statements.


            Third Avenue                                                 Vanguard
-------------------------------------- -----------------------------------------------------------------------------

                Value                              Money Market                           Equity Index
-------------------------------------- -------------------------------------- --------------------------------------
       2003               2002                2003               2002               2003                2002
------------------- ------------------ ------------------ ------------------- ------------------ -------------------

 $         1,036     $           436    $       163,212    $       139,495     $         4,680    $         4,656
          (2,915)             (1,038)           (90,140)           (46,773)             (2,663)            (1,930)
------------------- ------------------ ------------------ ------------------- ------------------ -------------------
          (1,879)               (602)            73,072             92,722               2,017              2,726
------------------- ------------------ ------------------ ------------------- ------------------ -------------------


          10,419               3,797               ----               ----               9,360             17,725
          19,115             (16,089)              ----               ----              19,005           (105,212)
------------------- ------------------ ------------------ ------------------- ------------------ -------------------
          29,534             (12,292)              ----               ----              28,365            (87,487)
------------------- ------------------ ------------------ ------------------- ------------------ -------------------


         176,442             (13,570)              ----               ----              92,497            (12,091)
------------------- ------------------ ------------------ ------------------- ------------------ -------------------


 $       204,097     $       (26,464)   $        73,072    $        92,722     $       122,879    $       (96,852)
=================== ================== ================== =================== ================== ===================




 $        (1,879)    $          (602)   $        73,072    $        92,722     $         2,017    $         2,726
          29,534             (12,292)              ----               ----              28,365            (87,487)
         176,442             (13,570)              ----               ----              92,497            (12,091)
------------------- ------------------ ------------------ ------------------- ------------------ -------------------

         204,097             (26,464)            73,072             92,722             122,879            (96,852)
------------------- ------------------ ------------------ ------------------- ------------------ -------------------


          12,278               4,213         26,452,074         16,263,274               9,335              5,087
       1,027,739              60,639        (18,906,575)          (933,250)          1,447,260            750,416
        (102,793)               (244)        (4,092,037)        (6,564,062)               ----           (659,752)
            (123)                (76)            (2,251)              (745)               (143)               (64)
------------------- ------------------ ------------------ ------------------- ------------------ -------------------
         937,101              64,532          3,451,211          8,765,217           1,456,452             95,687
------------------- ------------------ ------------------ ------------------- ------------------ -------------------

       1,141,198              38,068          3,524,283          8,857,939           1,579,331             (1,165)
         211,064             172,996         12,670,558          3,812,619             289,934            291,099
------------------- ------------------ ------------------ ------------------- ------------------ -------------------
 $     1,352,262     $       211,064    $    16,194,841    $    12,670,558     $     1,869,265    $       289,934
=================== ================== ================== =================== ================== ===================

                          AMERITAS LIFE INSURANCE CORP.
                              SEPARATE ACCOUNT LLVA
                        FOR THE PERIODS ENDED DECEMBER 31

                                                                                           Vanguard
                                                                            ----------------------------------------

                                                                                          Total Bond
                                                                            ----------------------------------------
                                                                                   2003                 2002
                                                                            -------------------  -------------------
STATEMENTS OF OPERATIONS
Investment income:
   Dividend distributions received                                           $        12,473      $         4,730
   Mortality and expense risk charge                                                  (1,227)                (910)
                                                                            -------------------  -------------------
Net investment income(loss)                                                           11,246                3,820
                                                                            -------------------  -------------------

Realized gain(loss) on investments:
   Net realized gain distributions                                                      ----                 ----
   Net realized gain(loss) on sale of fund shares                                     (2,225)               6,407
                                                                            -------------------  -------------------
Net realized gain(loss)                                                               (2,225)               6,407
                                                                            -------------------  -------------------


Change in unrealized appreciation/depreciation                                           637                2,466
                                                                            -------------------  -------------------

Net increase(decrease) in net assets resulting
   from operations                                                           $         9,658      $        12,693
                                                                            ===================  ===================


STATEMENTS OF CHANGES IN NET ASSETS
Increase(decrease) in net assets from operations:
   Net investment income(loss)                                               $        11,246      $         3,820
   Net realized gain(loss)                                                            (2,225)               6,407
   Net change in unrealized appreciation/depreciation                                    637                2,466
                                                                            -------------------  -------------------
Net increase(decrease) in net assets resulting
   from operations                                                                     9,658               12,693
                                                                            -------------------  -------------------

Net increase(decrease) from policyowner transactions:
   Payments received from policyowners                                                 4,440                  600
   Subaccounts transfers (including fixed account), net                               20,861              128,095
   Transfers for policyowner benefits and terminations                                  ----                 ----
   Policyowner maintenance charges                                                      (110)                 (45)
                                                                            -------------------  -------------------
Net increase(decrease) from policyowner transactions                                  25,191              128,650
                                                                            -------------------  -------------------

Total increase(decrease) in net assets                                                34,849              141,343
Net assets at beginning of period                                                    216,955               75,612
                                                                            -------------------  -------------------
Net assets at end of period                                                  $       251,804      $       216,955
                                                                            ===================  ===================


The accompanying notes are an integral part of these statements.


                                                      Vanguard
--------------------------------------------------------------------------------------------------------------------

             REIT Index                               Mid-Cap                             Equity Income
-------------------------------------- -------------------------------------- --------------------------------------
       2003               2002                2003               2002               2003                2002
------------------- ------------------ ------------------ ------------------- ------------------ -------------------

 $         3,090     $         1,913    $           535    $           943     $         2,331    $           517
          (5,369)               (700)            (1,045)              (446)               (989)              (232)
------------------- ------------------ ------------------ ------------------- ------------------ -------------------
          (2,279)              1,213               (510)               497               1,342                285
------------------- ------------------ ------------------ ------------------- ------------------ -------------------


           2,400                 650              1,713              6,430                 130                 86
          79,089             (20,866)            29,864            (17,899)                (96)            (2,552)
------------------- ------------------ ------------------ ------------------- ------------------ -------------------
          81,489             (20,216)            31,577            (11,469)                 34             (2,466)
------------------- ------------------ ------------------ ------------------- ------------------ -------------------


         325,973              (2,308)            21,517             (2,478)             46,579             (5,398)
------------------- ------------------ ------------------ ------------------- ------------------ -------------------


 $       405,183     $       (21,311)   $        52,584    $       (13,450)    $        47,955    $        (7,579)
=================== ================== ================== =================== ================== ===================




 $        (2,279)    $         1,213    $          (510)   $           497     $         1,342    $           285
          81,489             (20,216)            31,577            (11,469)                 34             (2,466)
         325,973              (2,308)            21,517             (2,478)             46,579             (5,398)
------------------- ------------------ ------------------ ------------------- ------------------ -------------------

         405,183             (21,311)            52,584            (13,450)             47,955             (7,579)
------------------- ------------------ ------------------ ------------------- ------------------ -------------------


           1,635               2,058              3,699              2,455               5,053              1,732
       4,223,359             123,109            408,400              6,137             343,326             61,241
        (377,571)               (261)           (13,669)              ----             (72,198)              ----
            (148)                 (9)               (58)               (23)                (97)               (32)
------------------- ------------------ ------------------ ------------------- ------------------ -------------------
       3,847,275             124,897            398,372              8,569             276,084             62,941
------------------- ------------------ ------------------ ------------------- ------------------ -------------------

       4,252,458             103,586            450,956             (4,881)            324,039             55,362
         126,390              22,804             54,597             59,478              70,155             14,793
------------------- ------------------ ------------------ ------------------- ------------------ -------------------
 $     4,378,848     $       126,390    $       505,553    $        54,597     $       394,194    $        70,155
=================== ================== ================== =================== ================== ===================

                          AMERITAS LIFE INSURANCE CORP.
                              SEPARATE ACCOUNT LLVA
                        FOR THE PERIODS ENDED DECEMBER 31

                                                                                           Vanguard
                                                                            ----------------------------------------

                                                                                            Growth
                                                                            ----------------------------------------
                                                                                   2003                 2002
                                                                            -------------------  -------------------
STATEMENTS OF OPERATIONS
Investment income:
   Dividend distributions received                                           $            84      $            73
   Mortality and expense risk charge                                                    (183)                (191)
                                                                            -------------------  -------------------
Net investment income(loss)                                                              (99)                (118)
                                                                            -------------------  -------------------

Realized gain(loss) on investments:
   Net realized gain distributions                                                      ----                1,025
   Net realized gain(loss) on sale of fund shares                                      1,920              (13,183)
                                                                            -------------------  -------------------
Net realized gain(loss)                                                                1,920              (12,158)
                                                                            -------------------  -------------------


Change in unrealized appreciation/depreciation                                         6,007                 (108)
                                                                            -------------------  -------------------

Net increase(decrease) in net assets resulting
   from operations                                                           $         7,828      $       (12,384)
                                                                            ===================  ===================


STATEMENTS OF CHANGES IN NET ASSETS
Increase(decrease) in net assets from operations:
   Net investment income(loss)                                               $           (99)     $          (118)
   Net realized gain(loss)                                                             1,920              (12,158)
   Net change in unrealized appreciation/depreciation                                  6,007                 (108)
                                                                            -------------------  -------------------
Net increase(decrease) in net assets resulting
   from operations                                                                     7,828              (12,384)
                                                                            -------------------  -------------------

Net increase(decrease) from policyowner transactions:
   Payments received from policyowners                                                 2,080                 ----
   Subaccounts transfers (including fixed account), net                               50,219               14,924
   Transfers for policyowner benefits and terminations                               (20,528)                ----
   Policyowner maintenance charges                                                       (25)                 (10)
                                                                            -------------------  -------------------
Net increase(decrease) from policyowner transactions                                  31,746               14,914
                                                                            -------------------  -------------------

Total increase(decrease) in net assets                                                39,574                2,530
Net assets at beginning of period                                                     19,059               16,529
                                                                            -------------------  -------------------
Net assets at end of period                                                  $        58,633      $        19,059
                                                                            ===================  ===================


The accompanying notes are an integral part of these statements.

                                                     Vanguard
--------------------------------------------------------------------------------------------------------------------

           High Yield Bond                         International                           Diversified
-------------------------------------- -------------------------------------- --------------------------------------
       2003               2002                2003               2002               2003                2002
------------------- ------------------ ------------------ ------------------- ------------------ -------------------

 $        38,789     $        18,558    $         1,629    $         3,632     $         1,132    $           763
          (3,635)               (758)            (1,526)            (1,217)               (678)              (207)
------------------- ------------------ ------------------ ------------------- ------------------ -------------------
          35,154              17,800                103              2,415                 454                556
------------------- ------------------ ------------------ ------------------- ------------------ -------------------


            ----                ----               ----              5,253                ----               ----
          15,846             (13,950)            50,782             41,709             (10,495)            (4,245)
------------------- ------------------ ------------------ ------------------- ------------------ -------------------
          15,846             (13,950)            50,782             46,962             (10,495)            (4,245)
------------------- ------------------ ------------------ ------------------- ------------------ -------------------


          20,536               2,617             55,164                955              19,631               (659)
------------------- ------------------ ------------------ ------------------- ------------------ -------------------


 $        71,536     $         6,467    $       106,049    $        50,332     $         9,590    $        (4,348)
=================== ================== ================== =================== ================== ===================




 $        35,154     $        17,800    $           103    $         2,415     $           454    $           556
          15,846             (13,950)            50,782             46,962             (10,495)            (4,245)
          20,536               2,617             55,164                955              19,631               (659)
------------------- ------------------ ------------------ ------------------- ------------------ -------------------

          71,536               6,467            106,049             50,332               9,590             (4,348)
------------------- ------------------ ------------------ ------------------- ------------------ -------------------


           2,040                 600                964                960               2,467              1,260
         385,989              68,042            324,385            198,383             222,390             13,318
            (327)             (1,351)              (415)          (140,490)               (587)              ----
            (125)                (20)              (135)               (79)                (37)               (13)
------------------- ------------------ ------------------ ------------------- ------------------ -------------------
         387,577              67,271            324,799             58,774             224,233             14,565
------------------- ------------------ ------------------ ------------------- ------------------ -------------------

         459,113              73,738            430,848            109,106             233,823             10,217
         133,692              59,954            151,621             42,515              44,134             33,917
------------------- ------------------ ------------------ ------------------- ------------------ -------------------
 $       592,805     $       133,692    $       582,469    $       151,621     $       277,957    $        44,134
=================== ================== ================== =================== ================== ===================


                          AMERITAS LIFE INSURANCE CORP.
                              SEPARATE ACCOUNT LLVA
                        FOR THE PERIODS ENDED DECEMBER 31

                                                                                           Vanguard
                                                                            ----------------------------------------

                                                                                     Small Company Growth
                                                                            ----------------------------------------
                                                                                   2003                 2002
                                                                            -------------------  -------------------
STATEMENTS OF OPERATIONS
Investment income:
   Dividend distributions received                                           $             4      $         1,396
   Mortality and expense risk charge                                                  (1,940)                (962)
                                                                            -------------------  -------------------
Net investment income(loss)                                                           (1,936)                 434
                                                                            -------------------  -------------------

Realized gain(loss) on investments:
   Net realized gain distributions                                                      ----                6,048
   Net realized gain(loss) on sale of fund shares                                    116,984              (25,324)
                                                                            -------------------  -------------------
Net realized gain(loss)                                                              116,984              (19,276)
                                                                            -------------------  -------------------


Change in unrealized appreciation/depreciation                                        16,912              (26,625)
                                                                            -------------------  -------------------

Net increase(decrease) in net assets resulting
   from operations                                                           $       131,960      $       (45,467)
                                                                            ===================  ===================


STATEMENTS OF CHANGES IN NET ASSETS
Increase(decrease) in net assets from operations:
   Net investment income(loss)                                               $        (1,936)     $           434
   Net realized gain(loss)                                                           116,984              (19,276)
   Net change in unrealized appreciation/depreciation                                 16,912              (26,625)
                                                                            -------------------  -------------------
Net increase(decrease) in net assets resulting
   from operations                                                                   131,960              (45,467)
                                                                            -------------------  -------------------

Net increase(decrease) from policyowner transactions:
   Payments received from policyowners                                                 2,857                1,509
   Subaccounts transfers (including fixed account), net                              157,916              (42,125)
   Transfers for policyowner benefits and terminations                                (1,098)                ----
   Policyowner maintenance charges                                                      (106)                 (15)
                                                                            -------------------  -------------------
Net increase(decrease) from policyowner transactions                                 159,569              (40,631)
                                                                            -------------------  -------------------

Total increase(decrease) in net assets                                               291,529              (86,098)
Net assets at beginning of period                                                    147,485              233,583
                                                                            -------------------  -------------------
Net assets at end of period                                                  $       439,014      $       147,485
                                                                            ===================  ===================


The accompanying notes are an integral part of these statements.

                          AMERITAS LIFE INSURANCE CORP.
                              SEPARATE ACCOUNT LLVA
                          NOTES TO FINANCIAL STATEMENTS
                FOR THE PERIODS ENDED DECEMBER 31, 2003 AND 2002

1.  ORGANIZATION

    Ameritas Life Insurance Corp. Separate Account LLVA (the Account) was established on October 26, 1995, under Nebraska law. The assets of the Account are held by Ameritas Life Insurance Corp. (ALIC) (an indirect wholly owned subsidiary of Ameritas Acacia Mutual Holding Company), are segregated from all of ALIC's other assets and are used only to support the variable annuity product issued by ALIC.

    The Account is registered under the Investment Company Act of 1940, as amended, as a unit investment trust. The Account is made up of variable investment options called subaccounts for which accumulation units are separately maintained. Each subaccount corresponds to a single underlying non-publicly traded portfolio issued through a series fund. At December 31, 2003 there are forty-two subaccounts available within the Account:

    Calvert Asset Management Company, Inc.                    Deutsche Asset Management, Inc.
    (Advisor) (See Note 3)                                      Scudder  (formerly Deutsche Asset Management VIT
      Calvert (Fund)                                            Funds)
       *Balanced (Subaccount)                                    *EAFE Equity
        (Commenced June 20, 2000)                                 (Commenced June 1, 2000)
       *International Equity                                     *Small Cap
        (Commenced July 31, 2000)                                 (Commenced August 11, 2000)
       *Mid Cap
        (Commenced August 28, 2000)                           Fidelity Management & Research Company
       *Small Cap                                               Fidelity
        (Commenced December 17, 2001)                            *Contrafund SC
                                                                  (Commenced May 30, 2000)
    Ameritas Investment Corp. (See Note 3)                       *High Income SC
      Ameritas                                                    (Commenced July 27, 2000)
       *Growth                                                   *Inv. Grade Bond IC
        (Commenced May 23, 2000)                                  (Commenced June 20, 2000)
       *Index 500                                                *Mid Cap SC
        (Commenced June 2, 2000)                                  (Commenced July 10, 2000)
       *MidCap
        (Commenced June 20, 2000)                             INVESCO Funds Group, Inc.
       *Small Cap                                               Invesco
        (Commenced December 11, 2000)                            *Financial
                                                                  (Commenced May 21, 2001)
    Berger LLC                                                   *Health
      Berger Institutional Products Trust (Berger)                (Commenced May 21, 2001)
       *IPT - Growth Fund (Growth)                               *Technology
        (Commenced March 5, 1997)                                 (Commenced May 21, 2001)
        (Ceased March 21, 2003)                                  *Telecomm
       *IPT - Small Company Growth Fund                           (Commenced May 1, 2001)
        (Small Company Growth)
        (Commenced February 4, 1997)                          Janus Capital Management LLC
        (Ceased March 31, 2003)                                 Janus
                                                                 *Growth
                                                                  (Commenced March 21, 2003)

                                     FS-28

1.  ORGANIZATION, continued

    Neuberger Berman Management Inc.                          The Vanguard Group
      Neuberger Berman                                          Vanguard
       *Balanced                                                 *Money Market
        (Commenced February 12, 1997)                             (Commenced May 25, 2001)
       *Growth                                                   *Equity Index
        (Commenced March 5, 1997)                                 (Commenced May 22, 2001)
       *Limited Maturity Bond                                    *Total Bond
        (Commenced February 12, 1997)                             (Commenced May 22, 2001)
       *AMT Liquid Assets Portfolio (Liquid Assets)              *REIT Index
        (Commenced January 12, 1997)                              (Commenced August 6, 2001)
        (Ceased April 15, 2003)                                  *Mid-Cap
       *Partners                                                  (Commenced June 25, 2001)
        (Commenced March 18, 1997)
                                                              Newell Associates
    Rydex Global Advisors                                       Vanguard
      Rydex                                                      *Equity Income
       *Nova                                                      (Commenced May 21, 2001)
        (Commenced November 1, 1999)
       *OTC                                                   Lincoln Capital Management Company
        (Commenced July 25, 1999)                               Vanguard
       *Precious Metals                                          *Growth
        (Commenced August 13, 1999)                               (Commenced May 22, 2001)
       *Ursa
        (Commenced November 1, 1999)                          Wellington Management Company, LLP
       *US Government Bond                                      Vanguard
        (Commenced July 20, 1999)                                *High Yield Bond
                                                                  (Commenced May 22, 2001)
    Strong Capital Management, Inc.
      Strong Variable                                         Schroder Investment Management North America, Inc.
       *Growth                                                  Vanguard
        (Commenced February 4, 1997)                             *International
      Strong Opportunity                                          (Commenced June 25, 2001)
       *Opportunity
        (Commenced February 10, 1997)                         Barrow, Hanley, Mewhinney & Strauss, Inc.
                                                                Vanguard
    EQSF Advisers, Inc.                                          *Diversified
      Third Avenue                                                (Commenced August 15, 2001)
       *Value
        (Commenced May 1, 2001)                               Granahan Investment Management, Inc., Grantham,
                                                              Mayo, Van Otterloo & Co. LLC
                                                                Vanguard
                                                                 *Small Company Growth
                                                                  (Commenced June 25, 2001)

2.  ACCOUNTING POLICIES

    USE OF ESTIMATES
    The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates.

    INVESTMENTS
    The assets of the subaccounts are carried at the net asset value of the underlying portfolios, adjusted for the accrual of dividends. The value of the policyowners' units corresponds to the investment in the underlying subaccounts. Share transactions and security transactions are accounted for on a trade date basis.

    Income from dividends and gains from realized gain distributions are recorded on the ex-distribution date. Realized gains and losses on the sales of investments represent the difference between the proceeds from sales of investments by the subaccounts and the cost of such shares, which is determined on a weighted average cost basis.

    FEDERAL AND STATE TAXES
    The operations of the Account are included in the federal income tax return of ALIC, which is taxed as a life insurance company under the Internal Revenue Code. ALIC has the right to charge the Account any federal income taxes, or provision for federal income taxes, attributable to the operations of the Account or to the policies funded in the Account. Charges for state and local taxes, if any, attributable to the Account may also be made. Currently, ALIC does not make a charge for income taxes or other taxes.

3.  RELATED PARTIES

    Affiliates of ALIC provide management, administrative and investment advisory services for the Ameritas and Calvert subaccounts. These subaccounts incurred approximately $19,000 and $6,900 payable to affiliates of ALIC during 2003 and 2002, respectively.

4.  PURCHASES AND SALES OF INVESTMENTS

    The cost of purchases and proceeds from sales of investments in the subaccounts for the periods ended December 31, 2003 were as follows:

                                         Purchases                 Sales
                                 ----------------------  -----------------------
    Calvert:
      Balanced                       $          570,142      $          494,778
      International Equity                    1,220,462               1,214,449
      Mid Cap                                    32,755                  33,842
      Small Cap                               1,419,503               1,360,909

    Ameritas:
      Growth                                    167,157                 104,629
      Index 500                              11,785,701               8,973,630
      MidCap                                 13,741,393              13,560,653
      Small Cap                               3,085,001               3,089,085

    Berger:
      Growth                                      1,340                  57,486
      Small Company Growth                      173,726                 277,729

                                         Purchases                 Sales
                                 ----------------------  -----------------------
    Scudder:
      EAFE Equity                    $        1,428,036      $        1,267,064
      Small Cap                               8,935,668               8,924,900

    Fidelity:
      Contrafund SC                          11,894,021              11,501,637
      High Income SC                         20,509,880              16,714,511
      Inv. Grade Bond IC                      8,187,778               8,398,593
      Mid Cap SC                              1,249,139               1,001,011

    Invesco:
      Financial                                 248,266                 206,363
      Health                                    768,668                 681,081
      Technology                              2,527,530               2,482,393
      Telecomm                                1,044,025               1,082,411

    Janus:
      Growth                                     54,989                     483

    Neuberger Berman:
      Balanced                                   35,505                  24,030
      Growth                                    115,818                 175,207
      Limited Maturity Bond                   1,489,905               1,293,328
      Liquid Assets                                 650                 211,956
      Partners                                  143,350                 169,173

    Rydex:
      Nova                                    2,088,124               1,699,900
      OTC                                     2,142,974               1,827,124
      Precious Metals                         2,844,187               2,345,163
      Ursa                                   14,692,262              14,633,478
      US Government Bond                      2,799,064               3,070,834

    Strong Variable:
      Growth                                    608,910                 713,134

    Strong Opportunity:
      Opportunity                               792,270                 934,576

    Third Avenue:
      Value                                   1,411,832                 466,192

    Vanguard:
      Money Market                           55,814,706              52,290,424
      Equity Index                            2,389,757                 921,928
      Total Bond                              3,893,093               3,856,657
      REIT Index                              6,338,041               2,490,644
      Mid-Cap                                 2,053,667               1,654,092
      Equity Income                           1,206,263                 928,709

                                         Purchases                 Sales
                                 ----------------------  -----------------------
    Vanguard, continued:
      Growth                         $          133,128      $          101,481
      High Yield Bond                         3,517,448               3,094,717
      International                           1,341,871               1,016,968
      Diversified                             1,977,626               1,752,939
      Small Company Growth                    7,646,257               7,488,623

5.  UNIT VALUES

    The unit value, units, net assets, investment income ratio (Inv. Income Ratio), expense ratio and total return (certain of which are defined below) are included in the following table (amounts have been rounded).

    Inv. Income Ratio - The Inv. Income Ratio represents the dividend distributions received divided by average net assets. This ratio excludes the mortality and expense risk charge and is affected by the timing of the declaration of dividends by the underlying fund portfolio.

    Expense Ratio - The Expense Ratio represents the annualized contract expenses of the subccounts for the period indicated and includes only those expenses that are charged through a reduction of the unit value. Included in this category are mortality and expense charges. This fee was .55 percent (annualized) of net assets. Expenses of the underlying fund portfolios and charges made directly to policyowner accounts through the redemption of units are excluded. For this separate account, charges made through the redemption of units were $25 per policy annually.

    Total Return - The Total Return represents the change in the unit value reported year-to-date, however, subaccounts which commenced during a year, as shown in Note 1, are based on shorter return periods. These percentages do not include any expenses assessed through the redemption of units.

    Total returns and expense ratios in this disclosure may not be applicable to all policies. Policyowners and prospective policyowners should consult policyowner statements and policy and fund prospectuses for specific performance and expense information.

                                       At December 31                       For the Periods Ended December 31
                        --------------------------------------------- ----------------------------------------------
                                                                         Inv.
                              Unit                       Net Assets     Income       Expense            Total
                            Value ($)        Units          ($)        Ratio %       Ratio %          Return %
                        ------------------ ----------- -------------- ---------- ---------------- ------------------
                           Min     Max                                             Min     Max       Min     Max
Calvert:
Balanced
2003                       2.01     2.01      114,772         230,288     2.11     0.55    0.55     18.67    18.67
2002                       1.69     1.69       81,158         137,222     3.12     0.55    0.55    (12.63)  (12.63)
2001                       1.94     1.94       24,259          46,950     7.38     0.55    0.55     (7.52)   (7.52)

International Equity
2003                      16.12    16.12        3,234          52,128     2.09     0.55    0.55     30.97    30.97
2002                      12.31    12.31        1,725          21,229     ----     0.55    0.55    (15.45)  (15.45)
2001                      14.56    14.56        1,512          22,009     0.42     0.55    0.55      9.13     9.13



                                     FS-32



5.  UNIT VALUES, continued

                                       At December 31                        For the Periods Ended December 31
                        ---------------------------------------------- ----------------------------------------------
                                                                          Inv.
                              Unit                       Net Assets      Income       Expense           Total
                            Value ($)        Units          ($)         Ratio %       Ratio %          Return %
                        ----------------- ------------ --------------- --------- ---------------- -------------------
                           Min     Max                                              Min    Max       Min      Max
Calvert, continued:
Mid Cap
2003                      25.36    25.36        5,847         148,305      ----    0.55    0.55     30.96    30.96
2002                      19.37    19.37        5,840         113,106      ----    0.55    0.55    (28.61)  (28.61)
2001                      27.13    27.13        1,230          33,392      ----    0.55    0.55     (1.73)   (1.73)

Small Cap
2003                      16.09    16.09        8,914         143,468      1.98    0.55    0.55     38.82    38.82
2002                      11.59    11.59        4,501          52,183      1.44    0.55    0.55    (22.97)  (22.97)
2001                      15.05    15.05          509           7,655      ----    0.55    0.55      3.66     3.66

Ameritas:
Growth
2003                      42.74    42.74        3,004         128,372      ----    0.55    0.55     34.76    34.76
2002                      31.71    31.71        1,360          43,119      ----    0.55    0.55    (33.63)  (33.63)
2001                      47.79    47.79          423          20,261      0.13    0.55    0.55    (12.65)  (12.65)

Index 500
2003                     129.28   129.28       25,365       3,279,309      3.10    0.55    0.55     27.54    27.54
2002                     101.37   101.37        1,534         155,526      0.65    0.55    0.55    (22.72)  (22.72)
2001                     131.17   131.17        1,515         198,759      0.79    0.55    0.55    (12.95)  (12.95)

MidCap
2003                      33.20    33.20        9,539         316,736      ----    0.55    0.55     46.49    46.49
2002                      22.67    22.67        1,355          30,709      ----    0.55    0.55    (30.28)  (30.28)
2001                      32.51    32.51          579          18,824      ----    0.55    0.55     (7.92)   (7.92)

Small Cap
2003                      26.06    26.06        3,543          92,350      ----    0.55    0.55     38.13    38.13
2002                      18.87    18.87        5,937         112,011      ----    0.55    0.55    (35.60)  (35.60)
2001                      29.30    29.30          787          23,048      ----    0.55    0.55    (27.65)  (27.65)

Scudder:
EAFE Equity
2003                       8.70     8.70       21,052         183,257      1.68    0.55    0.55     32.63    32.63
2002                       6.56     6.56        1,299           8,523      0.28    0.55    0.55    (22.28)  (22.28)
2001                       8.45     8.45        3,288          27,768      ----    0.55    0.55    (25.16)  (25.16)

Small Cap
2003                      13.03    13.03       25,279         329,447      0.34    0.55    0.55     45.63    45.63
2002                       8.95     8.95       14,641         131,016      1.79    0.55    0.55    (21.03)  (21.03)
2001                      11.33    11.33        1,552          17,580      0.04    0.55    0.55      1.55     1.55

Fidelity:
Contrafund SC
2003                      23.60    23.60       29,564         697,816      0.14    0.55    0.55     27.66    27.66
2002                      18.49    18.49        8,659         160,113      0.45    0.55    0.55     (9.92)   (9.92)
2001                      20.53    20.53        3,550          72,878      0.37    0.55    0.55    (12.90)  (12.90)


                                     FS-33



5.  UNIT VALUES, continued

                                       At December 31                        For the Periods Ended December 31
                        ---------------------------------------------- ----------------------------------------------
                                                                          Inv.
                              Unit                       Net Assets      Income       Expense           Total
                            Value ($)        Units          ($)         Ratio %       Ratio %          Return %
                        ------------------ ------------ -------------- --------- ---------------- -------------------
                          Min      Max                                              Min    Max       Min      Max
Fidelity, continued:
High Income SC
2003                       7.46     7.46      816,096       6,085,043     0.33     0.55    0.55     26.28    26.28
2002                       5.90     5.90      288,530       1,703,617     ----     0.55    0.55      9.56     9.56
2001                       6.38     6.38         ----            ----    14.91     0.55    0.55     (5.25)   (5.25)

Inv. Grade Bond IC
2003                      15.59    15.59        9,808         152,954     2.32     0.55    0.55      4.63     4.63
2002                      14.90    14.90       22,324         332,716     3.21     0.55    0.55      9.74     9.74
2001                      13.58    13.58        5,292          71,878    15.41     0.55    0.55      8.29     8.29

Mid Cap SC
2003                      23.98    23.98       28,061         672,780     0.15     0.55    0.55     37.78    37.78
2002                      17.40    17.40       17,011         296,021     0.69     0.55    0.55    (10.38)  (10.38)
2001                      19.42    19.42       13,942         270,756     ----     0.55    0.55     (3.95)   (3.95)

Invesco:
Financial
2003                      13.56    13.56        5,048          68,438     0.74     0.55    0.55     28.88    28.88
2002                      10.52    10.52        1,877          19,745     0.70     0.55    0.55    (15.36)  (15.36)
2001                      12.43    12.43        1,489          18,512     0.29     0.55    0.55     (7.44)   (7.44)

Health
2003                      17.38    17.38       10,701         185,968     ----     0.55    0.55     27.09    27.09
2002                      13.67    13.67        5,381          73,582     ----     0.55    0.55    (24.86)  (24.86)
2001                      18.20    18.20        5,716         104,021     0.84     0.55    0.55     (2.78)   (2.78)

Technology
2003                      11.70    11.70        5,429          63,519     ----     0.55    0.55     44.51    44.51
2002                       8.10     8.10        2,286          18,508     ----     0.55    0.55    (47.13)  (47.13)
2001                      15.32    15.32        5,212          79,840     ----     0.55    0.55    (33.58)  (33.58)

Telecomm
2003                       3.64     3.64          480           1,745     ----     0.55    0.55     33.62    33.62
2002                       2.72     2.72       18,151          49,437     ----     0.55    0.55    (51.08)  (51.08)
2001                       5.57     5.57          362           2,015     ----     0.55    0.55      0.70     0.70

Janus:
Growth
2003                      19.16    19.16        3,583          68,666     0.09     0.55    0.55     26.00    26.00
2002                       ----     ----         ----            ----     ----     ----    ----      ----     ----
2001                       ----     ----         ----            ----     ----     ----    ----      ----     ----

Neuberger Berman:
Balanced
2003                      21.68    21.68        6,263         135,774     1.69     0.55    0.55     15.64    15.64
2002                      18.74    18.74        5,726         107,337     3.14     0.55    0.55    (17.60)  (17.60)
2001                      22.75    22.75        6,677         151,909     1.93     0.55    0.55    (13.89)  (13.89)


                                     FS-34


5.  UNIT VALUES, continued

                                       At December 31                        For the Periods Ended December 31
                        ---------------------------------------------- ----------------------------------------------
                                                                          Inv.
                              Unit                       Net Assets      Income       Expense           Total
                            Value ($)         Units         ($)         Ratio %       Ratio %          Return %
                        ------------------ ------------ -------------- --------- ---------------- -------------------
                           Min     Max                                              Min    Max       Min      Max
Neuberger Berman, continued:
Growth
2003                      28.21    28.21        5,083         143,397     ----     0.55    0.55     30.69    30.69
2002                      21.59    21.59        7,445         160,697     ----     0.55    0.55    (31.54)  (31.54)
2001                      31.53    31.53        6,120         192,953     ----     0.55    0.55    (30.79)  (30.79)

Limited Maturity Bond
2003                      19.01    19.01       15,429         293,374     3.78     0.55    0.55      1.86     1.86
2002                      18.67    18.67        5,653         105,530     5.79     0.55    0.55      4.76     4.76
2001                      17.82    17.82       11,857         211,255     7.49     0.55    0.55      2.64     2.64

Partners
2003                      22.09    22.09       23,147         511,263     ----     0.55    0.55     34.36    34.36
2002                      16.44    16.44       24,552         403,633     0.57     0.55    0.55    (24.55)  (24.55)
2001                      21.79    21.79       26,791         583,827     0.40     0.55    0.55     (3.42)   (3.42)

Rydex:
Nova
2003                       9.86     9.86       70,894         699,073     ----     0.55    0.55     38.43    38.43
2002                       7.12     7.12       23,593         168,056     5.62     0.55    0.55    (36.08)  (36.08)
2001                      11.14    11.14       28,887         321,927    13.35     0.55    0.55    (24.05)  (24.05)

OTC
2003                      13.66    13.66       56,178         767,171     ----     0.55    0.55     44.62    44.62
2002                       9.44     9.44       36,498         344,635     ----     0.55    0.55    (39.19)  (39.19)
2001                      15.53    15.53       35,649         553,597     ----     0.55    0.55    (35.58)  (35.58)

Precious Metals
2003                       9.74    9.74       162,986       1,586,826     ----      0.55   0.55     40.14    40.14
2002                       6.95    6.95       115,606         803,136     ----      0.55   0.55     44.79    44.79
2001                       4.80    4.80        60,964         292,506     ----      0.55   0.55     12.29    12.29

Ursa
2003                       6.50    6.50        19,281         125,298     ----      0.55   0.55    (24.07)  (24.07)
2002                       8.56    8.56        27,540         235,699     2.01      0.55   0.55     20.98    20.98
2001                       7.07    7.07         9,659          68,330    25.31      0.55   0.55     14.29    14.29

US Government Bond
2003                      14.03   14.03         2,057          28,878     3.20      0.55   0.55     (1.17)   (1.17)
2002                      14.20   14.20        23,309         330,958     3.74      0.55   0.55     17.99    17.99
2001                      12.03   12.03         5,690          68,461     2.19      0.55   0.55     (0.55)   (0.55)

Strong Variable:
Growth
2003                      14.96   14.96        10,118         151,333     ----      0.55   0.55     33.49    33.49
2002                      11.20   11.20        17,206         192,787     ----      0.55   0.55    (37.89)  (37.89)
2001                      18.04   18.04        20,680         373,092     ----      0.55   0.55    (31.20)  (31.20)



                                     FS-35



5.  UNIT VALUES, continued

                                       At December 31                        For the Periods Ended December 31
                        ---------------------------------------------- --------------------------------------------
                                                                          Inv.
                             Unit                        Net Assets      Income       Expense           Total
                           Value ($)        Units           ($)         Ratio %       Ratio %          Return %
                        ---------------- -------------- -------------- --------- ---------------- -----------------
                          Min     Max                                               Min    Max       Min      Max
Strong Opportunity:
Opportunity
2003                      36.34  36.34         16,729         607,911     0.08      0.55   0.55     36.26    36.26
2002                      26.67  26.67         22,278         594,105     0.36      0.55   0.55    (23.47)  (23.47)
2001                      36.64  36.64         24,908         912,704     0.43      0.55   0.55     (4.29)   (4.29)

Third Avenue:
Value
2003                      21.68  21.68         62,363       1,352,262     0.19      0.55   0.55     41.76    41.76
2002                      15.30  15.30         13,798         211,064     0.23      0.55   0.55    (11.21)  (11.21)
2001                      17.23  17.23         10,041         172,996     0.01      0.55   0.55      4.41     4.41

Vanguard:
Money Market
2003                       1.03   1.03      15,664,418     16,194,841     0.99      0.55   0.55      0.45     0.45
2002                       1.03   1.03      12,311,291     12,670,558     1.80      0.55   0.55      1.16     1.16
2001                       1.02   1.02       3,747,844      3,812,619     2.03      0.55   0.55      1.73     1.73

Equity Index
2003                      29.50  29.50          63,356      1,869,265     0.95      0.55   0.55     27.77    27.77
2002                      23.09  23.09          12,556        289,934     1.27      0.55   0.55    (22.53)  (22.53)
2001                      29.81  29.81           9,766        291,099     ----      0.55   0.55    (11.96)  (11.96)

Total Bond
2003                      12.54  12.54        20,081          251,804     5.58      0.55   0.55      3.45     3.45
2002                      12.12  12.12        17,899          216,955     2.95      0.55   0.55      7.72     7.72
2001                      11.25  11.25         6,720           75,612     ----      0.55   0.55      4.48     4.48

REIT Index
2003                      18.04  18.04        242,740       4,378,848     0.31     0.55    0.55     34.75    34.75
2002                      13.39  13.39          9,441         126,390     1.31     0.55    0.55      2.97     2.97
2001                      13.00  13.00          1,754          22,804     ----     0.55    0.55      2.29     2.29

Mid-Cap
2003                      14.95  14.95         33,814         505,553     0.27     0.55    0.55     33.33    33.33
2002                      11.21  11.21          4,869          54,597     1.16     0.55    0.55    (15.11)  (15.11)
2001                      13.21  13.21          4,502          59,478     ----     0.55    0.55      1.54     1.54

Equity Income
2003                      20.93  20.93         18,830         394,194     1.28     0.55    0.55     23.76    23.76
2002                      16.92  16.92          4,147          70,155     1.17     0.55    0.55    (14.23)  (14.23)
2001                      19.72  19.72            750          14,793     ----     0.55    0.55     (6.30)   (6.30)

Growth
2003                      11.45  11.45          5,120          58,633     0.25     0.55    0.55     25.44    25.44
2002                       9.13   9.13          2,088          19,059     0.19     0.55    0.55    (36.24)  (36.24)
2001                      14.32  14.32          1,154          16,529     ----     0.55    0.55    (20.75)  (20.75)


                                     FS-36



5.  UNIT VALUES, continued

                                       At December 31                       For the Periods Ended December 31
                        -------------------------------------------- ------------------------------------------------
                                                                         Inv.
                             Unit                       Net Assets      Income       Expense            Total
                           Value ($)        Units           ($)        Ratio %       Ratio %           Return %
                        ---------------- ------------- ------------- ----------- ---------------- -------------------
                          Min     Max                                              Min     Max       Min      Max
Vanguard, continued:
High Yield Bond
2003                      10.05  10.05         58,993         592,805     5.88     0.55    0.55     16.23   16.23
2002                       8.65   8.65         15,464         133,692    13.22     0.55    0.55      0.98    0.98
2001                       8.56   8.56          7,003          59,954     ----     0.55    0.55     (1.93)  (1.93)

International
2003                      13.60  13.60         42,822         582,469     0.58     0.55    0.55     34.14   34.14
2002                      10.14  10.14         14,952         151,621     1.64     0.55    0.55    (17.72) (17.72)
2001                      12.32  12.32          3,450          42,515     ----     0.55    0.55     (5.92)  (5.92)

Diversified
2003                      11.83  11.83         23,492         277,957     0.91     0.55    0.55     30.41   30.41
2002                       9.07   9.07          4,864          44,134     1.93     0.55    0.55    (14.70) (14.70)
2001                      10.64  10.64          3,188          33,917     ----     0.55    0.55     (6.52)  (6.52)

Small Company Growth
2003                      17.37  17.37         25,276         439,014     ----     0.55    0.55     40.31   40.31
2002                      12.38  12.38         11,914         147,485     0.78     0.55    0.55    (24.44) (24.44)
2001                      16.38  16.38         14,257         233,583     ----     0.55    0.55      6.80    6.80

6.  CHANGES IN UNITS OUTSTANDING

    The change in units outstanding were as follows:

                                                     2003                    2002
                                              --------------------    --------------------
    Calvert:
    Balanced
    Units issued                                        528,738                 589,620
    Units redeemed                                     (495,124)               (532,721)
                                              --------------------    --------------------
    Net increase(decrease)                               33,614                  56,899
                                              ====================    ====================

    International Equity
    Units issued                                         99,658                 370,971
    Units redeemed                                      (98,149)               (370,758)
                                              --------------------    --------------------
    Net increase(decrease)                                1,509                     213
                                              ====================    ====================

    Mid Cap
    Units issued                                          7,357                  19,407
    Units redeemed                                       (7,350)                (14,797)
                                              --------------------    --------------------
    Net increase(decrease)                                    7                   4,610
                                              ====================    ====================

    Small Cap
    Units issued                                        106,464                  10,925
    Units redeemed                                     (102,051)                 (6,933)
                                              ---------------------   ---------------------
    Net increase(decrease)                                4,413                   3,992
                                              =====================   =====================

                                     FS-37


6.  CHANGES IN UNITS OUTSTANDING, continued

                                                      2003                    2002
                                              ---------------------   ---------------------
    Ameritas:
    Growth
    Units issued                                          4,729                   1,438
    Units redeemed                                       (3,085)                   (501)
                                              ---------------------   ---------------------
    Net increase(decrease)                                1,644                     937
                                              =====================   =====================

    Index 500
    Units issued                                        110,728                  69,550
    Units redeemed                                      (86,897)                (69,531)
                                              ---------------------   ---------------------
    Net increase(decrease)                               23,831                      19
                                              =====================   =====================

    MidCap
    Units issued                                        464,186                  16,770
    Units redeemed                                     (456,002)                (15,994)
                                              ---------------------   ---------------------
    Net increase(decrease)                                8,184                     776
                                              =====================   =====================

    Small Cap
    Units issued                                        132,447                 959,959
    Units redeemed                                     (134,841)               (954,809)
                                              ---------------------   ---------------------
    Net increase(decrease)                               (2,394)                  5,150
                                              =====================   =====================

    Berger:
    Growth
    Units issued                                            371                     507
    Units redeemed                                       (8,619)                   (668)
                                              ---------------------   ---------------------
    Net increase(decrease)                               (8,248)                   (161)
                                              =====================   =====================

    Small Company Growth
    Units issued                                         26,814                 424,879
    Units redeemed                                      (41,855)               (423,359)
                                              ---------------------   ---------------------
    Net increase(decrease)                              (15,041)                  1,520
                                              =====================   =====================

    Scudder:
    EAFE Equity
    Units issued                                        264,733               1,275,264
    Units redeemed                                     (244,980)             (1,277,253)
                                              ---------------------   ---------------------
    Net increase(decrease)                               19,753                  (1,989)
                                              =====================   =====================

    Small Cap
    Units issued                                      1,063,438                 108,393
    Units redeemed                                   (1,052,800)                (95,304)
                                              ---------------------   ---------------------
    Net increase(decrease)                               10,638                  13,089
                                              =====================   =====================



                                     FS-38


6.  CHANGES IN UNITS OUTSTANDING, continued

                                                      2003                    2002
                                              ---------------------   ---------------------
    Fidelity:
    Contrafund SC
    Units issued                                        578,298                 225,305
    Units redeemed                                     (557,393)               (220,196)
                                              ---------------------   ---------------------
    Net increase(decrease)                               20,905                   5,109
                                              =====================   =====================

    High Income SC
    Units issued                                      3,116,731               1,268,639
    Units redeemed                                   (2,589,165)               (980,109)
                                              ---------------------   ---------------------
    Net increase(decrease)                              527,566                 288,530
                                              =====================   =====================

    Inv. Grade Bond IC
    Units issued                                        543,681                  26,749
    Units redeemed                                     (556,197)                 (9,717)
                                              ---------------------   ---------------------
    Net increase(decrease)                              (12,516)                 17,032
                                              =====================   =====================

    Mid Cap SC
    Units issued                                         79,789                  98,653
    Units redeemed                                      (68,739)                (95,584)
                                              ---------------------   ---------------------
    Net increase(decrease)                               11,050                   3,069
                                              =====================   =====================

    Invesco:
    Financial
    Units issued                                         26,843                  54,518
    Units redeemed                                      (23,672)                (54,130)
                                              ---------------------   ---------------------
    Net increase(decrease)                                3,171                     388
                                              =====================   =====================

    Health
    Units issued                                         51,964                  52,606
    Units redeemed                                      (46,644)                (52,941)
                                              ---------------------   ---------------------
    Net increase(decrease)                                5,320                    (335)
                                              =====================   =====================

    Technology
    Units issued                                        379,422                 186,112
    Units redeemed                                     (376,279)               (189,038)
                                              ---------------------   ---------------------
    Net increase(decrease)                                3,143                  (2,926)
                                              =====================   =====================

    Telecomm
    Units issued                                        330,578                  27,775
    Units redeemed                                     (348,249)                 (9,986)
                                              ---------------------   ---------------------
    Net increase(decrease)                              (17,671)                 17,789
                                              =====================   =====================


                                     FS-39



6.  CHANGES IN UNITS OUTSTANDING, continued

                                                      2003                    2002
                                              ---------------------   ---------------------
    Janus:
    Growth
    Units issued                                          3,836                    ----
    Units redeemed                                         (253)                   ----
                                              ---------------------   ---------------------
    Net increase(decrease)                                3,583                    ----
                                              =====================   =====================

    Neuberger Berman:
    Balanced
    Units issued                                          2,208                  12,788
    Units redeemed                                       (1,671)                (13,739)
                                              ---------------------   ---------------------
    Net increase(decrease)                                  537                    (951)
                                              =====================   =====================

    Growth
    Units issued                                         10,591                  72,213
    Units redeemed                                      (12,953)                (70,888)
                                              ---------------------   ---------------------
    Net increase(decrease)                               (2,362)                  1,325
                                              =====================   =====================

    Limited Maturity Bond
    Units issued                                         77,120                   8,030
    Units redeemed                                      (67,344)                (14,234)
                                              ---------------------   ---------------------
    Net increase(decrease)                                9,776                  (6,204)
                                              =====================   =====================

    Liquid Assets
    Units issued                                           ----               2,243,214
    Units redeemed                                     (174,568)             (5,743,461)
                                              ---------------------   ---------------------
    Net increase(decrease)                             (174,568)             (3,500,247)
                                              =====================   =====================

    Partners
    Units issued                                         10,403                   5,380
    Units redeemed                                      (11,808)                 (7,619)
                                              ---------------------   ---------------------
    Net increase(decrease)                               (1,405)                 (2,239)
                                              =====================   =====================

    Rydex:
    Nova
    Units issued                                        276,392                 255,466
    Units redeemed                                     (229,091)               (260,760)
                                              ---------------------   ---------------------
    Net increase(decrease)                               47,301                  (5,294)
                                              =====================   =====================

    OTC
    Units issued                                        242,245                 103,369
    Units redeemed                                     (222,565)               (102,520)
                                              ---------------------   ---------------------
    Net increase(decrease)                               19,680                     849
                                              =====================   =====================



                                     FS-40



6.  CHANGES IN UNITS OUTSTANDING, continued

                                                      2003                    2002
                                              ---------------------   ---------------------
    Rydex, continued:
    Precious Metals
    Units issued                                         488,010                 386,355
    Units redeemed                                      (440,630)               (331,713)
                                              ---------------------   ---------------------
    Net increase(decrease)                                47,380                  54,642
                                              =====================   =====================

    Ursa
    Units issued                                       2,539,577                 832,768
    Units redeemed                                    (2,547,836)               (814,887)
                                              ---------------------   ---------------------
    Net increase(decrease)                                (8,259)                 17,881
                                              =====================   =====================

    US Government Bond
    Units issued                                         231,181                 139,930
    Units redeemed                                      (252,433)               (122,311)
                                               ---------------------   ---------------------
    Net increase(decrease)                               (21,252)                 17,619
                                              =====================   =====================

    Strong Variable:
    Growth
    Units issued                                          45,782                 209,679
    Units redeemed                                       (52,870)               (213,153)
                                              ---------------------   ---------------------
    Net increase(decrease)                                (7,088)                 (3,474)
                                              =====================   =====================

    Strong Opportunity:
    Opportunity
    Units issued                                          26,237                   4,173
    Units redeemed                                       (31,786)                 (6,803)
                                              ---------------------   ---------------------
    Net increase(decrease)                                (5,549)                 (2,630)
                                              =====================   =====================

    Third Avenue:
    Value
    Units issued                                          99,895                 277,334
    Units redeemed                                       (51,330)               (273,577)
                                              ---------------------   ---------------------
    Net increase(decrease)                                48,565                   3,757
                                              =====================   =====================

    Vanguard:
    Money Market
    Units issued                                     132,998,026             134,977,670
    Units redeemed                                  (129,644,899)           (126,414,223)
                                              ---------------------   ---------------------
    Net increase(decrease)                             3,353,127               8,563,447
                                              =====================   =====================

    Equity Index
    Units issued                                          88,848                  49,707
    Units redeemed                                       (38,048)                (46,917)
                                              ---------------------   ---------------------
    Net increase(decrease)                                50,800                   2,790
                                              =====================   =====================



                                     FS-41


6.  CHANGES IN UNITS OUTSTANDING, continued

                                                      2003                    2002
                                              ---------------------   ---------------------
    Vanguard, continued:
    Total Bond
    Units issued                                         370,786                 262,507
    Units redeemed                                      (368,604)               (251,328)
                                              ---------------------   ---------------------
    Net increase(decrease)                                 2,182                  11,179
                                              =====================   =====================

    REIT Index
    Units issued                                         394,833                  64,850
    Units redeemed                                      (161,534)                (57,163)
                                              ---------------------   ---------------------
    Net increase(decrease)                               233,299                   7,687
                                              =====================   =====================

    Mid-Cap
    Units issued                                         257,703                  85,388
    Units redeemed                                      (228,758)                (85,021)
                                              ---------------------   ---------------------
    Net increase(decrease)                                28,945                     367
                                              =====================   =====================

    Equity Income
    Units issued                                          90,733                   9,072
    Units redeemed                                       (76,050)                 (5,675)
                                              ---------------------   ---------------------
    Net increase(decrease)                                14,683                   3,397
                                              =====================   =====================

    Growth
    Units issued                                          15,459                  20,225
    Units redeemed                                       (12,427)                (19,291)
                                              ---------------------   ---------------------
    Net increase(decrease)                                 3,032                     934
                                              =====================   =====================

    High Yield Bond
    Units issued                                         352,340                 294,908
    Units redeemed                                      (308,811)               (286,447)
                                              ---------------------   ---------------------
    Net increase(decrease)                                43,529                   8,461
                                              =====================   =====================

    International
    Units issued                                         123,098               1,172,227
    Units redeemed                                       (95,228)             (1,160,725)
                                              ---------------------   ---------------------
    Net increase(decrease)                                27,870                  11,502
                                              =====================   =====================

    Diversified
    Units issued                                         194,892                 272,241
    Units redeemed                                      (176,264)               (270,565)
                                              ---------------------   ---------------------
    Net increase(decrease)                                18,628                   1,676
                                              =====================   =====================

    Small Company Growth
    Units issued                                         547,068                  94,317
    Units redeemed                                      (533,706)                (96,660)
                                              ---------------------   ---------------------
    Net increase(decrease)                                13,362                  (2,343)
                                              =====================   =====================

                                     FS-42

INDEPENDENT AUDITORS' REPORT

To the Board of Directors
Ameritas Life Insurance Corp.
Lincoln, Nebraska

We have audited the accompanying statutory statements of admitted assets, liabilities and surplus of Ameritas Life Insurance Corp. (the Company), a wholly owned subsidiary of Ameritas Holding Company, as of December 31, 2003 and 2002, and the related statutory statements of operations, changes in surplus, and cash flows for the years then ended. These financial statements are the responsibility of the Company's management. Our responsibility is to express an opinion on these financial statements based on our audits.

We conducted our audits in accordance with auditing standards generally accepted in the United States of America. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

As described more fully in Note 1 to the financial statements, the Company prepared these financial statements using accounting practices prescribed or permitted by the Insurance Department of the State of Nebraska, which practices differ from accounting principles generally accepted in the United States of America. The effects on the financial statements of the variances between the statutory accounting practices and accounting principles generally accepted in the United States of America are described in Note 18.

In our opinion, because of the effects of the matter discussed in the preceding paragraph, the financial statements referred to above do not present fairly, in conformity with accounting principles generally accepted in the United States of America, the financial position of Ameritas Life Insurance Corp. as of December 31, 2003 and 2002, or the results of its operations or its cash flows for the years then ended.

In our opinion, the financial statements referred to above present fairly, in all material respects, the admitted assets, liabilities and surplus of Ameritas Life Insurance Corp. as of December 31, 2003 and 2002, and the results of its operations and its cash flows for the years then ended, on the basis of accounting described in Note 1.

/s/ Deloitte & Touche LLP

Lincoln, Nebraska
March 11, 2004

                          AMERITAS LIFE INSURANCE CORP.
                    STATUTORY STATEMENTS OF ADMITTED ASSETS,
                             LIABILITIES AND SURPLUS
                                 (in thousands)

                                                                                           December 31
                                                                              --------------------------------------
                               ADMITTED ASSETS                                      2003                2002
                                                                              ------------------ -------------------
Investments
    Bonds                                                                      $     1,117,989    $     1,027,020
    Preferred stocks   - unaffiliated                                                    2,216                  -
                       - affiliated                                                     25,000             25,000
    Common stocks      - unaffiliated                                                  112,539             89,450
                       - affiliated                                                     86,276             64,157
    Mortgage loans                                                                     307,729            297,292
    Real estate  - properties occupied by the company                                   18,312             12,094
                 - properties held for the production of income                         37,451             23,104
                 - properties held for sale                                                383                  -
    Short-term investments     - unaffiliated                                           20,285             56,046
                               - affiliated                                              5,294             15,262
    Partnerships   - real estate                                                        40,912             43,653
                   - joint ventures                                                     43,237             39,914
    Other investments                                                                    3,988                835
    Loans on insurance contracts                                                        60,111             64,042
                                                                              ------------------ -------------------

                  Total Investments                                                  1,881,722          1,757,869
                                                                              ------------------ -------------------

Cash and cash equivalents                                                               38,323             34,459
Accrued investment income                                                               19,805             20,418
Accounts receivable - affiliates                                                         9,395              6,456
Deferred tax asset                                                                      10,128             10,504
Deferred and uncollected premiums                                                       27,833             24,511
Data processing and other admitted assets                                                6,773             20,931
Separate accounts                                                                      622,483            427,624
                                                                              ------------------ -------------------

                      Total Admitted Assets                                    $     2,616,462    $     2,302,772
                                                                              ================== ===================




The accompanying notes are an integral part of these statutory financial statements.

                          AMERITAS LIFE INSURANCE CORP.
                    STATUTORY STATEMENTS OF ADMITTED ASSETS,
                             LIABILITIES AND SURPLUS
                        (in thousands, except share data)

                                                                                           December 31
                                                                              --------------------------------------
                           LIABILITIES AND SURPLUS                                  2003                2002
                                                                              ------------------ -------------------
Policy reserves                                                                $       757,854    $       739,296
Deposit-type funds                                                                     443,607            418,615
Reserves for unpaid claims                                                              37,612             33,419
Dividends payable to policyowners                                                       10,448             10,458
Interest maintenance reserve                                                             1,142              1,773
Current federal income taxes payable                                                     3,401                647
Accounts payable - affiliates                                                              456              1,990
Other liabilities                                                                       57,545             68,905
Asset valuation reserve                                                                 43,479             13,373
Separate accounts                                                                      622,483            427,624
                                                                              ------------------ -------------------

                  Total Liabilities                                                  1,978,027          1,716,100
                                                                              ------------------ -------------------

Common stock, par value $0.10 per share; 25,000,000 shares authorized, issued
  and outstanding                                                                        2,500              2,500
Additional paid-in capital                                                               5,000              5,000
Unassigned surplus                                                                     630,935            579,172
                                                                              ------------------ -------------------

                  Total Surplus                                                        638,435            586,672
                                                                              ------------------ -------------------
                      Total Liabilities and Surplus                            $     2,616,462    $     2,302,772
                                                                              ================== ===================




The accompanying notes are an integral part of these statutory financial statements.

                                           AMERITAS LIFE INSURANCE CORP.
                                        STATUTORY STATEMENTS OF OPERATIONS
                                                  (in thousands)

                                                                                     Years Ended December 31
                                                                              --------------------------------------
                                                                                    2003                2002
                                                                              ------------------ -------------------
INCOME
Premium income                                                                 $       493,729    $       444,979
Net investment income                                                                  109,368            113,139
Miscellaneous income                                                                    28,769             29,518
                                                                              ------------------ -------------------
                  Total income                                                         631,866            587,636
                                                                              ------------------ -------------------


EXPENSES
Benefits to policyowners                                                               366,956            343,766
Change in policy reserves                                                               40,979             28,053
Commissions                                                                             50,856             49,906
General insurance expenses                                                              86,578             82,289
Taxes, licenses and fees                                                                11,131             11,443
                                                                              ------------------ -------------------
                  Total expenses                                                       556,500            515,457
                                                                              ------------------ -------------------

Income before dividends, federal income taxes, and
   realized capital losses                                                              75,366             72,179

Dividends appropriated for policyowners                                                 10,502             10,532
                                                                              ------------------ -------------------
Income before federal income taxes and
   realized capital losses                                                              64,864             61,647

Federal income tax expense                                                              15,967             15,719
                                                                              ------------------ -------------------
Income from operations before realized capital losses                                   48,897             45,928

Realized capital losses on investments, net of tax expense of
   $2,251 and $1,809 and transfers to the interest maintenance
   reserve of $593 and $1,987 in 2003 and 2002, respectively                           (12,094)            (4,449)
                                                                              ------------------ -------------------

Net income                                                                     $        36,803    $        41,479
                                                                              ================== ===================


The accompanying notes are an integral part of these statutory financial statements.

                          AMERITAS LIFE INSURANCE CORP.
                   STATUTORY STATEMENTS OF CHANGES IN SURPLUS
                 FOR THE YEARS ENDED DECEMBER 31, 2003 AND 2002
                                 (in thousands)


                                                              Common Stock            Additional
                                                     -----------------------------     Paid-in      Unassigned      Total
                                                       Shares            Amount        Capital       Surplus       Surplus
                                                     -------------- -------------- -------------  ------------- ---------------

BALANCE, January 1, 2002                                   25,000     $   2,500      $   5,000      $ 577,520     $   585,020

     Change in net unrealized gains on investments              -             -              -        (24,281)        (24,281)
     Change in non-admitted assets                              -             -              -        (26,600)        (26,600)
     Change in asset valuation reserve                          -             -              -          8,281           8,281
     Change in net deferred income taxes                        -             -              -          2,773           2,773
     Net income                                                 -             -              -         41,479          41,479
                                                     -------------- -------------- -------------  ------------- ---------------

BALANCE, December 31, 2002                                 25,000     $   2,500      $   5,000      $ 579,172     $   586,672

     Change in net unrealized gains on investments              -             -              -         30,889          30,889
     Change in non-admitted assets                              -             -              -         12,204          12,204
     Change in asset valuation reserve                          -             -              -        (30,106)        (30,106)
     Change in net deferred income taxes                        -             -              -          1,973           1,973
     Net income                                                 -             -              -         36,803          36,803
                                                     -------------- -------------- -------------  ------------- ---------------

BALANCE, December 31, 2003                                 25,000     $   2,500      $   5,000      $ 630,935     $   638,435
                                                     ============== ============== =============  ============= ===============


The accompanying notes are an integral part of these statutory financial statements.

                                           AMERITAS LIFE INSURANCE CORP.
                                        STATUTORY STATEMENTS OF CASH FLOWS
                                                   (in thousands)

                                                                                     Years Ended December 31
                                                                              --------------------------------------
                                                                                    2003                2002
                                                                              ------------------ -------------------
 OPERATING ACTIVITIES
 Net premium and deposit income received                                       $       490,426    $       442,868
 Net investment income received                                                        109,506            115,731
 Benefits paid to policyowners                                                        (339,924)          (315,257)
 Net premium transferred to separate accounts                                          (92,704)           (34,402)
 Expenses and taxes paid, other than federal income taxes paid                        (163,316)          (154,276)
 Dividends paid to policyowners                                                        (10,496)           (10,642)
 Federal income taxes paid                                                             (13,213)           (16,885)
 Other operating income and expenses, net                                               45,541             40,161
                                                                              ------------------ -------------------

      Net cash from operating activities                                                25,820             67,298
                                                                              ------------------ -------------------

 INVESTING ACTIVITIES
 Proceeds from investments sold, matured or repaid                                     288,442            284,608
 Cost of investments acquired                                                         (425,006)          (306,592)
 Net change in loans on insurance contracts                                              3,859                469
                                                                              ------------------ -------------------

      Net cash from investing activities                                              (132,705)           (21,515)
                                                                              ------------------ -------------------

 FINANCING AND MISCELLANEOUS ACTIVITIES
 Change in deposit-type funds without life contingencies                                70,349            (11,700)
 Other miscellaneous, net                                                               (5,329)             1,642
                                                                              ------------------ -------------------

      Net cash from financing and miscellaneous activities                              65,020            (10,058)
                                                                              ------------------ -------------------

 NET (DECREASE) INCREASE IN CASH AND CASH
   EQUIVALENTS AND SHORT-TERM INVESTMENTS                                              (41,865)            35,725

 CASH AND CASH EQUIVALENTS AND SHORT-TERM INVESTMENTS - BEGINNING OF YEAR              105,767             70,042
                                                                              ------------------ -------------------

 CASH AND CASH EQUIVALENTS AND SHORT- TERM INVESTMENTS - END OF YEAR           $        63,902    $       105,767
                                                                              ================== ===================

Non-cash transaction:
  Transfer of assets from dividend transaction
    with Pathmark  (Note 4)                                                    $         2,452    $             -
                                                                              ================== ===================


The accompanying notes are an integral part of these statutory financial statements.

AMERITAS LIFE INSURANCE CORP.

NOTES TO THE STATUTORY FINANCIAL STATEMENTS
YEARS ENDED DECEMBER 31, 2003 AND 2002
(in thousands)

1.  Nature of Operations and Summary of Significant Accounting Policies

Nature of Operations
Ameritas Life Insurance Corp. (the Company), a stock life insurance company domiciled in the state of Nebraska, is a wholly owned subsidiary of Ameritas Holding Company (AHC), which is a wholly owned subsidiary of Ameritas Acacia Mutual Holding Company (AAMHC).

AAMHC is a mutual insurance holding company. Owners of designated policies issued by the Company have a membership interest in AAMHC, while contractual rights remain with the Company.

The Company's insurance operations consist of life and health insurance and annuity and group pension and retirement contracts. The Company and its subsidiaries operate in all 50 states and the District of Columbia. First Ameritas Life Insurance Corp. of New York (FALIC) is a wholly owned insurance subsidiary. The Company is also a 52.41% owner of AMAL Corporation (AMAL), which owns 100% of Ameritas Variable Life Insurance Company (AVLIC) and AMAL's broker dealers, Ameritas Investment Corp., and beginning June 1, 2002, The Advisors Group, Inc. In addition to the subsidiaries noted above, the Company conducts other diversified financial-service-related operations through the following wholly owned subsidiaries: Pathmark Administrators Inc., formerly Pathmark Assurance Company (Pathmark), a third party administrator, former insurance company prior to September 30, 2003; Veritas Corp., a marketing organization for low-load insurance products; Ameritas Investment Advisors, Inc., an advisor providing investment management services; and Ameritas Managed Dental Plan, Inc., a prepaid dental organization which was sold as of March 31, 2003.

Basis of Presentation
The Company's statutory financial statements are presented on the basis of accounting practices prescribed or permitted by the Insurance Department of the State of Nebraska.

Accounting practices and procedures of the National Association of Insurance Commissioners ("NAIC") as prescribed or permitted by the Insurance Department of the State of Nebraska comprise a comprehensive basis of accounting ("NAIC SAP") other than accounting principles generally accepted in the United States of America ("GAAP"). The more significant differences are as follows:

     (a) Investments in bonds are generally carried at amortized cost, while under GAAP, they are carried at either amortized cost or fair value based on their classification according to the Company's ability and intent to hold or trade the securities;

     (b) Investments in common stocks are valued as prescribed by the Securities Valuation Office ("SVO") of the NAIC, while under GAAP, common stocks are reported at fair value;

     (c) Investments in limited partnerships and joint venture investments are accounted for on the GAAP equity method, while under GAAP, such investments are accounted for at cost or the equity method depending upon ownership percentage and control;

     (d) Acquisition costs, such as commissions and other costs related to acquiring new business, are expensed as incurred, while under GAAP, they are deferred and amortized to income as premiums are earned or in relation to estimated gross profits;

AMERITAS LIFE INSURANCE CORP.

NOTES TO THE STATUTORY FINANCIAL STATEMENTS
YEARS ENDED DECEMBER 31, 2003 AND 2002
(in thousands)

1. Nature of Operations and Summary of Significant Accounting Policies, (continued)

Basis of Presentation, (continued)

     (e) NAIC SAP requires an amount be recorded for deferred taxes, however, there are limitations as to the amount of deferred tax assets that may be reported as "admitted assets"; and a federal income tax provision is required on a current basis for the statutory statements of operations;

     (f) Statutory policy reserves are based on mortality and interest assumptions prescribed or permitted by state statutes, without consideration of withdrawals. Statutory policy reserves generally differ from policy reserves under GAAP, which are based on the Company's estimates of mortality, interest and withdrawals;

     (g) Asset valuation reserves ("AVR") and interest maintenance reserves ("IMR") are established only in the statutory financial statements;

     (h) Assets are reported under NAIC SAP at "admitted-asset" value and "non-admitted" assets are excluded through a charge against unassigned surplus, while under GAAP, "non-admitted assets" are reinstated to the balance sheet, net of any valuation allowance;

     (i) Premium receipts and benefits on universal life-type contracts are recorded as income and expense for statutory purposes. Under GAAP, revenues on universal life-type contracts are comprised of contract charges and fees which are recognized when assessed against the policyowner account balance. Additionally, premium receipts on universal life-type contracts are considered deposits and are recorded as interest-bearing liabilities while benefits are recognized as expenses in excess of the policyowner account balance;

     (j) Reinsurance recoverables on unpaid losses are reported as a reduction of policy reserves, while under GAAP, they are reported as an asset;

     (k) Comprehensive income and its components are not presented in the statutory financial statements; and

     (l) Subsidiaries are included as common stock carried under the equity method, with the equity in net income of subsidiaries credited directly to the Company's unassigned surplus for NAIC SAP, while GAAP requires either consolidation or the equity interest in net income of subsidiaries to be credited to the income statement.

Use of Estimates
The preparation of financial statements in accordance with statutory accounting practices requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of income and expenses during the reporting period. Actual results could differ significantly from those estimates. Material estimates susceptible to significant change include reserves and income taxes.

AMERITAS LIFE INSURANCE CORP.

NOTES TO THE STATUTORY FINANCIAL STATEMENTS
YEARS ENDED DECEMBER 31, 2003 AND 2002
(in thousands)


1. Nature of Operations and Summary of Significant Accounting Policies, (continued)

Cash Equivalents
The Company considers all highly liquid securities purchased with an original maturity of three months or less to be cash equivalents.

Investments
Investments are reported according to valuation procedures prescribed by the NAIC. Bonds not backed by other loans are generally stated at amortized cost using the interest method, except for those with an NAIC designation of 6, which are stated at the lower of amortized cost or fair value.

Mortgage and asset backed securities are stated at either amortized cost or the lower of amortized cost or fair value. Premiums and discounts on mortgage and asset backed bonds and structured securities are amortized using the retrospective method based on anticipated prepayments at the date of purchase. Prepayment assumptions are obtained from broker dealer survey values or internal estimates. Changes in estimated cash flows from the original purchase assumptions are accounted for using the retrospective method. Interest only securities and securities where the yield has become negative are valued using the prospective method.

Preferred stocks are stated at cost since the NAIC designation is 3 or above.

Common stocks are carried at NAIC fair value, except for investments in stocks of uncombined subsidiaries and affiliates, which are carried on the equity basis. The change in the stated value is recorded as a change in net unrealized capital gains (losses), a component of unassigned surplus.

The Company carries AMAL Corporation, First Ameritas Life Insurance Corp. of New York, and Veritas Corp. at statutory equity. The Company carries Ameritas Managed Dental Plan, Inc. (in 2002), Ameritas Investment Advisors, Inc. and Pathmark Administrators, Inc. at GAAP equity (prior to 2003 at statutory equity).

Mortgage loans are stated at aggregate carrying value less accrued interest. The Company records a reserve for losses on mortgage loans as part of the asset valuation reserve.

Investments in real estate are stated at the lower of depreciated cost or fair value less encumbrances.

Short-term investments include all investments whose maturities, at the time of acquisition, are one year or less and are stated at amortized cost, which approximates fair value.

Investments in real estate partnerships and joint ventures are carried based on the underlying GAAP equity of the investee with unrealized gains and losses reflected in unassigned surplus. Other than temporary impairments of $4,948 and $4,943 were recorded as realized losses during 2003 and 2002, respectively.

Other investments consist primarily of bridge loans carried at unpaid balances in 2003.

Loans on insurance contracts are carried at the unpaid principal balances. If the unpaid balance of the loan exceeds the policy reserves, the excess is considered a non-admitted asset.

AMERITAS LIFE INSURANCE CORP.

NOTES TO THE STATUTORY FINANCIAL STATEMENTS
YEARS ENDED DECEMBER 31, 2003 AND 2002
(in thousands)


1. Nature of Operations and Summary of Significant Accounting Policies, (continued)

Investments, (continued)

Derivative instruments are stated at fair value. The Company has covered call options outstanding at the end of the year with a fair value of $83. The purpose of these options is for income generation and not as a hedging activity.

Investment income consists primarily of interest and dividends. Interest is recognized on an accrual basis and dividends are recorded as earned at the ex-dividend date. Interest income on mortgage-backed and asset-backed securities is determined on the effective yield method based on estimated principal repayments. Accrual of income is suspended for bonds and mortgage loans that are in default or when the receipt of interest payments is in doubt. Realized capital gains and losses are determined on a specific identification basis and recorded in operations.

Accrued interest more than 180 days past due deemed collectible on mortgage loans in default is non-admitted. All other investment income due and accrued with amounts over 90 days past due is non-admitted. The total amount of investment income due and accrued excluded from unassigned surplus at December 31, 2003 and 2002 was $4 and $3, respectively.

Property
Property and equipment are carried at cost less accumulated depreciation. The Company provides for depreciation of property and equipment using straight-line and accelerated methods over the estimated useful lives of the assets. Buildings are generally depreciated over forty years. Furniture and fixtures are generally depreciated over three to ten years. Depreciation expense was $2,656 and $2,528 for the years ended December 31, 2003 and 2002, respectively.

Maintenance and repairs are charged to expense as incurred.

EDP Equipment and Software
Electronic data processing ("EDP") equipment and operating and nonoperating software are carried at cost less accumulated depreciation. Depreciation expense is computed using the straight-line method over the lesser of the estimated useful life of the related asset or three years for EDP equipment and operating system software. Depreciation expense for nonoperating system software is computed using the straight-line method over the lesser of its estimated useful life or five years.

Costs incurred for the development of internal use software are capitalized and amortized using the straight-line method over the lesser of the useful lives of the assets or three years.

Non-Admitted Assets
Certain assets, primarily a portion of deferred tax assets, receivable related to prepaid pension assets, furniture and equipment, and nonoperating system software are designated as "non-admitted" under statutory reporting requirements. These assets are excluded from the statutory statements of admitted assets, liabilities and surplus by adjustments to unassigned surplus. Total "non-admitted assets" were $34,165 and $46,167 as of December 31, 2003 and 2002, respectively.

Premiums and Related Commissions
Life premiums are recognized as income over the premium paying period of the related policies. Annuity considerations are recognized as income when received. Health premiums are earned ratably over the terms of the related insurance and reinsurance contracts or policies. Consideration received on deposit-type funds, which do not contain any life contingencies, is recorded directly to the related liability.

AMERITAS LIFE INSURANCE CORP.

NOTES TO THE STATUTORY FINANCIAL STATEMENTS
YEARS ENDED DECEMBER 31, 2003 AND 2002
(in thousands)


1. Nature of Operations and Summary of Significant Accounting Policies, (continued)

Premiums and Related Commissions, (continued)
Expenses incurred in connection with acquiring new insurance business, including acquisition costs such as sales commissions, are charged to operations as incurred.

Policy Reserves and Deposit-type Funds
Life policy reserves provide amounts adequate to discharge estimated future obligations in excess of estimated future premiums on policies in force. Reserves for traditional and flexible premium insurance are computed principally by using the Commissioners' Reserve Valuation Method ("CRVM") or the Net Level Premium Method with assumed interest rates and mortality as prescribed by regulatory authorities. Reserves for annuities and deposit administration contracts are calculated using the Commissioners' Annuity Reserve Valuation Method ("CARVM") with appropriate statutory interest and mortality assumptions. Policy reserves include the estimated future obligations for the fixed account options selected by variable life and annuity policyowners; obligations related to variable account options are in the separate accounts. Tabular interest, tabular less actual reserves released and tabular cost for all life contracts are determined based upon statutory regulations. Other policy reserves are established and maintained on the basis of published mortality tables using assumed interest rates and valuation methods as prescribed by the Insurance Department of the State of Nebraska.

Reserves for deposit-type funds are equal to deposits received and interest credited to the benefit of policyowners, less withdrawals that represent a return to the policyowner. For the determination of tabular interest to deposit-type funds, the valuation interest rate, which varies by issue year, is multiplied by the average funds in force during the year subject to such valuation interest rate.

Reserves for Unpaid Claims
The reserves for unpaid dental and vision claims are estimated using historic claim lags, and then adjusted upward or downward based on the current level of pended/unprocessed claims relative to the historic level of pended/unprocessed claims during the time period used in generating the claim lag factors. The reserves for unpaid claims for group dental and vision insurance includes claims in course of settlement, incurred but not reported claims and unearned premiums. Claim adjustment expenses corresponding to the unpaid claims are accounted for by adding an additional load to the reserve for unpaid claims. To the extent the ultimate liability differs from the amounts recorded, such differences are reflected in operations when additional information becomes known.

Reserves for unpaid life claims include claims reported and unpaid and claims not yet reported, which is estimated based upon historical experience. As such amounts are necessarily estimates, the ultimate liability will differ from the amount recorded and will be reflected in operations when additional information becomes known.

Dividends to Policyowners
A portion of the Company's business has been issued on a participating basis. The amount of insurance in force on individual life participating policies was $5,505,357 or 44.2% and $6,027,890 or 48.9% of the total individual life policies in force as of December 31, 2003 and 2002, respectively. The Company distributed dividends in the amount of $10,512 and $10,528 to policyowners and did not allocate any additional income to such policyowners for the years ended December 31, 2003 and 2002, respectively.

AMERITAS LIFE INSURANCE CORP.

NOTES TO THE STATUTORY FINANCIAL STATEMENTS
YEARS ENDED DECEMBER 31, 2003 AND 2002
(in thousands)


1. Nature of Operations and Summary of Significant Accounting Policies, (continued)

Asset Valuation and Interest Maintenance Reserves
The asset valuation reserve is a required appropriation of unassigned surplus to provide for possible losses that may occur on certain investments of the Company. The reserve is computed based on holdings of all investments and realized and unrealized gains and losses, other than those resulting from interest rate changes. Changes in the reserve are charged or credited to unassigned surplus.

The interest maintenance reserve (IMR) is calculated based on the prescribed methods developed by the NAIC. Realized gains and losses, net of tax, resulting from interest rate changes on fixed income investments are deferred and credited to this reserve. These gains and losses are then amortized into investment income over what would have been the remaining years to maturity of the underlying investment. Amortization included in net investment income was $37 and $375 for 2003 and 2002, respectively.

Income Taxes
The Company files a life/non-life consolidated tax return with AAMHC and AAMHC includible affiliates and is party to a federal income tax allocation agreement. The Company's income tax allocation is based upon a written agreement which generally specifies separate income tax return calculations with current credit for net operating losses and/or credits which are used to reduce the portion of the consolidated income tax liability.

Federal income tax returns for all companies, with the exception of AMAL and its subsidiaries, have been examined by the Internal Revenue Service (IRS) through 1998. AMAL and its subsidiaries have been examined by the IRS through 1995.

Separate Accounts
The Company issues variable annuities, variable life contracts, and experience-rated group annuities, the assets and liabilities of which are legally segregated and recorded in the accompanying statutory statements of admitted assets, liabilities and surplus as assets and liabilities of the separate accounts. Absent any contract provision wherein the Company guarantees either a minimum return or account value upon death or annuitization, the net investment experience of the separate account is credited directly to the policyowner and can be positive or negative. Mortality, policy administration and surrender charges to all separate accounts are included in income in the statutory statements of operations.

The assets of separate accounts relating to variable annuity and variable life contracts are carried at fair value and consist primarily of mutual funds held for the benefit of policyowners. Deposits received from and benefits paid to separate account policyowners which were invested in the fixed account are recorded as an increase in, or a direct charge to, policy reserves. Investment income and realized and unrealized capital gains and losses related to the assets which support the variable annuity and variable life contracts are not reflected in the Company's statutory statements of operations.

Certain other separate accounts relate to experience-rated group annuity contracts that fund defined contribution pension plans. These contracts provide guaranteed interest returns for one-year only, where the guaranteed interest rate is re-established each year based on the investment experience of the separate account. In no event can the interest rate be less than zero. There are guarantees of principal and interest for the purposes of plan participant transactions (e.g., participant-directed withdrawals and fund transfers done at account value). The assets and liabilities of these separate accounts are carried at account value.

AMERITAS LIFE INSURANCE CORP.

NOTES TO THE STATUTORY FINANCIAL STATEMENTS
YEARS ENDED DECEMBER 31, 2003 AND 2002
(in thousands)


1. Nature of Operations and Summary of Significant Accounting Policies, (continued)

Fair Values of Financial Instruments
The following methods and assumptions were used by the Company in estimating its fair value disclosures for financial instruments:

         Bonds - The fair values for bonds are based on quoted market prices, where available. For bonds not actively traded, fair values are estimated using values obtained from independent pricing services and based on expected future cash flows using a current market rate applicable to the yield, credit quality and maturity of the investments. The fair values of mortgage and asset backed securities are estimated using values obtained from independent pricing services and based on expected future cash flows using a current market rate applicable to the yield, credit quality and maturity of the investments.

         Preferred Stocks - For publicly traded securities, fair value is determined using prices from an independent pricing source.

         Common Stocks - For publicly traded securities, fair value is determined using prices published by the NAIC Securities Valuation Office. Stocks in affiliates are carried on the equity method and, therefore, are not included as part of the fair value disclosure.

         Mortgage Loans - The fair values for mortgage loans are estimated using discounted cash flow calculations which are based on interest rates currently being offered for similar loans to borrowers with similar credit ratings, credit quality, and maturity of the investments. Loans that exceed 100% loan-to-value are valued at the estimated fair value of the underlying collateral.

         Loans on Insurance Contracts - The fair values for loans on insurance contracts are estimated using discounted cash flow analysis at interest rates currently offered for similar loans. Loans on insurance contracts with similar characteristics are aggregated for purposes of the calculations.

         Cash and Cash Equivalents, Short-term Investments, Other Investments, and Accrued Investment Income - The carrying amounts for these instruments approximate their fair values, except when an instrument becomes other than temporarily impaired and a new cost basis has been recognized. The fair value for these instruments becomes their new cost basis.

         Deposit-Type Funds - Deposit-type funds with a fixed maturity are valued at discounted present value using market interest rates. Deposit-type funds which do not have fixed maturities are carried at the amount payable on demand at the reporting date.

         Separate Account Assets and Liabilities - The fair values of separate account assets are based upon quoted market prices. Separate account liabilities are carried at the fair value of the underlying assets.

AMERITAS LIFE INSURANCE CORP.

NOTES TO THE STATUTORY FINANCIAL STATEMENTS
YEARS ENDED DECEMBER 31, 2003 AND 2002
(in thousands)


1. Nature of Operations and Summary of Significant Accounting Policies, (continued)

Vulnerability due to Certain Concentrations
The Company operates in a business environment which is subject to various risks and uncertainties. Such risks and uncertainties include, but are not limited to, interest rate risk, market risk, credit risk and legal and regulatory changes. Federal legislation has allowed banks and other financial organizations to have greater participation in securities and insurance businesses. This legislation may present an increased level of competition for sales of the Company's products. Furthermore, the market for deferred annuities and interest-sensitive life insurance is enhanced by the tax incentives available under current law. Any legislative changes that lessen these incentives are likely to negatively impact the demand for these products. The demand for life insurance products that are used to address a customer's estate planning needs may be impacted to the extent any legislative changes occur to the current estate tax laws.

Reclassifications
Certain items on the prior year financial statements have been reclassified to conform to current year presentation.

2.  Investments

Bonds
The table below provides additional information relating to bonds held at December 31, 2003:

                                                                     Gross             Gross
                                               Book/ Adjusted      Unrealized       Unrealized
                                               Carrying Value         Gains            Losses          Fair Value
--------------------------------------------------------------------------------------------------------------------

Bonds:
U.S. Governments                             $       155,265     $     9,984       $     427       $    164,822
All Other Governments                                  4,352             452               -              4,804
States, Territories and Possessions
  (Direct and Guaranteed)                              4,499             137               -              4,636
Special Revenue & Special Assessment
  Obligations and all Non-Guaranteed
  Obligations of Agencies and Authorities
  of Governments and Their Political
  Subdivisions                                       152,443           4,352             592            156,203
Public Utilities (Unaffiliated)                       82,914           6,142              50             89,006
Industrial & Miscellaneous (Unaffiliated)            718,516          54,182           4,191            768,507
-----------------------------------------------------------------------------------------------------------------
Total Bonds                                  $     1,117,989     $    75,249       $   5,260       $  1,187,978
=================================================================================================================

AMERITAS LIFE INSURANCE CORP.

NOTES TO THE STATUTORY FINANCIAL STATEMENTS
YEARS ENDED DECEMBER 31, 2003 AND 2002
(in thousands)


2.  Investments, (continued)

Bonds, (continued)
The comparative data as of December 31, 2002 was as follows:

                                                                       Gross           Gross
                                                 Book/Adjusted      Unrealized       Unrealized
                                                 Carrying Value        Gains           Losses        Fair Value
-----------------------------------------------------------------------------------------------------------------
Bonds:
U.S. Governments                             $       118,314    $     14,212      $        -        $    132,526
All Other Governments                                  5,006             599               -               5,605
States, Territories and Possessions
  (Direct and Guaranteed)                              4,499             364               -               4,863
Special Revenue & Special Assessment
  Obligations and all Non-Guaranteed
  Obligations of Agencies and Authorities
  of Governments and Their Political
  Subdivisions                                        80,476           5,314               -              85,790
Public Utilities (Unaffiliated)                      107,407           6,710           2,684             111,433
Industrial & Miscellaneous (Unaffiliated)            711,318          56,556           9,769             758,105
-----------------------------------------------------------------------------------------------------------------
Total Bonds                                  $     1,027,020    $     83,755      $   12,453        $  1,098,322
=================================================================================================================

An aging of unrealized losses on the Company's investments in bonds and common stocks - unaffiliated as of December 31, 2003 is as follows:

                                         Less than 12 months        12 months or more               Total
                                       ------------------------- ------------------------- ------------------------
                                        Fair Value  Unrealized    Fair Value  Unrealized    Fair Value  Unrealized
                                                      Losses                    Losses                    Losses
-------------------------------------------------------------------------------------------------------------------
Bonds:
U.S. Government                         $    28,476   $     427   $         -   $      -    $   28,476   $     427
Special Revenue & Special Assessment
  Obligations and all Non-Guaranteed
  Obligations of Agencies and
  Authorities                                28,353         592             -          -        28,353         592
Public Utilities (Unaffiliated)               6,098          50             -          -         6,098          50
Industrial & Miscellaneous
  (Unaffiliated)                             79,622       2,004        22,876      2,187       102,498       4,191
-------------------------------------------------------------------------------------------------------------------
Total Bonds                                 142,549       3,073        22,876      2,187       165,425       5,260
-------------------------------------------------------------------------------------------------------------------
Common stocks (Unaffiliated)                  1,157          93        21,177      1,355        22,334       1,448
-------------------------------------------------------------------------------------------------------------------
Total                                   $   143,706   $   3,166   $    44,053   $  3,542    $  187,759   $   6,708
-------------------------------------------------------------------------------------------------------------------

AMERITAS LIFE INSURANCE CORP.

NOTES TO THE STATUTORY FINANCIAL STATEMENTS
YEARS ENDED DECEMBER 31, 2003 AND 2002
(in thousands)


2.  Investments, (continued)

Bonds, (continued)
The Company regularly reviews its investment portfolio for factors that may indicate that a decline in fair value of an investment is other than temporary. Based on an evaluation of the prospects of the issuers, including, but not limited to, the company's intentions to sell or ability to hold the investments; the length of time and magnitude of the unrealized loss; and the credit ratings of the issuers of the investments in the above fixed maturity securities, the Company has concluded that the declines in the fair values of the Company's investments in bonds at December 31, 2003 are temporary.

For substantially all common stocks - unaffiliated securities with an unrealized loss greater than 12 months, such unrealized loss was less than 20% of the Company's carrying value of each common stock security. The Company considers various factors when considering if a decline in the fair value of an common stock security is other than temporary, including but not limited to, the length of time and magnitude of the unrealized loss; the volatility of the investment; analyst recommendations and price targets; opinions of the Company's investment managers; market liquidity; and the Company's intentions to sell or ability to hold the investments. Based on an evaluation of these factors, the Company has concluded that the declines in the fair values of the Company's investments in common stocks - unaffiliated at December 31, 2003 are temporary.

The carrying value and fair value of bonds at December 31, 2003 by contractual maturity are shown below. Expected maturities will differ from contractual maturities because borrowers may have the right to call or prepay obligations with or without call or prepayment penalties.

                                                       Book/Adjusted        Fair Value
                                                      Carrying Value
-----------------------------------------------------------------------------------------
Due in one year or less                              $        68,011    $        69,199
Due after one year through five years                        281,943            303,974
Due after five years through ten years                       421,149            452,163
Due after ten years                                          346,886            362,642
-----------------------------------------------------------------------------------------
Total Bonds                                          $     1,117,989    $     1,187,978
=========================================================================================

Bonds not due at a single maturity date have been included in the table above in the year of final maturity.

Sales of bond investments in 2003 and 2002 resulted in proceeds of $14,432 and $34,200, respectively, on which the Company realized gross gains of $318 and $2,334, respectively, and gross losses of $2,019 and $4,832, respectively.

The Company's bond and short-term investment portfolios are predominantly comprised of investment grade securities. At December 31, 2003 and 2002, bonds totaling $86,358 and $106,307, respectively, (7.5% and 9.7%, respectively, of the total bond and short-term portfolios) are considered "below investment grade". Securities are classified as "below investment grade" by utilizing rating criteria established by the NAIC. During 2003 and 2002, the Company recorded realized losses for other than temporary impairments on bonds of $3,376 and $2,348, respectively.

AMERITAS LIFE INSURANCE CORP.

NOTES TO THE STATUTORY FINANCIAL STATEMENTS
YEARS ENDED DECEMBER 31, 2003 AND 2002
(in thousands)


2.  Investments, (continued)

Mortgage Loans
The Company invests in mortgage loans collateralized principally by commercial real estate. The maximum and minimum lending rates for mortgage loans during 2003 are 6.84% and 5.25%, respectively. The maximum percentage of any one loan to the value of security at the time the loan was originated, exclusive of insured, guaranteed or purchase money mortgages, was 75% with the exception of two loans for which the portion exceeding 75% is admitted under investment "basket" provisions. The Company has not included taxes, assessments or other amounts advanced in mortgage loans at December 31, 2003 and 2002.

The Company's mortgage loans finance various types of commercial and multi-family residential properties throughout the United States. The geographic distributions of the mortgage loans at December 31, 2003 and 2002 are as follows:

                                                    2003          2002
--------------------------------------------------------------------------
Texas                                        $     38,667  $     39,500
California                                         30,022        31,550
Washington                                         23,168             -
Arizona                                            21,568        16,894
Nebraska                                           19,569        21,781
Minnesota                                          19,267        18,529
Oregon                                             17,993        19,307
All other states                                  137,475       149,731
--------------------------------------------------------------------------
                                             $    307,729  $    297,292
==========================================================================

At December 31, 2003 and 2002, the Company does not have any impaired mortgage loans or interest income on impaired mortgage loans. Interest income on impaired mortgage loans is generally recognized on a cash basis.

AMERITAS LIFE INSURANCE CORP.

NOTES TO THE STATUTORY FINANCIAL STATEMENTS
YEARS ENDED DECEMBER 31, 2003 AND 2002
(in thousands)


2.  Investments, (continued)

Fair Value of Financial Instruments
The carrying value and fair value of financial instruments at December 31 are as follows:

                                                               2003                             2002
                                                 -------------------------------------------------------------------
                                                  Book/Adjusted                    Book/Adjusted
                                                  Carrying Value    Fair Value     Carrying Value    Fair Value
--------------------------------------------------------------------------------------------------------------------
Financial Assets:
    Bonds - unaffiliated                          $    1,117,989  $    1,187,978   $    1,027,020  $    1,098,322
    Preferred stocks - unaffiliated                        2,216           2,482                -               -
    Common stocks - unaffiliated                         112,539         112,539           89,450          89,450
    Mortgage loans                                       307,729         329,043          297,292         327,333
    Short-term investments - unaffiliated                 20,285          22,779           56,046          57,771
    Short-term investments - affiliated                    5,294           5,294           15,262          15,262
    Other investments                                      3,988           3,988              835             835
    Loans on insurance contracts                          60,111          56,503           64,042          53,692
    Cash and cash equivalents                             38,323          38,323           34,459          34,459
    Accrued investment income                             19,805          19,805           20,418          20,418
    Assets related to separate accounts                  622,483         622,483          427,624         427,624
Financial Liabilities:
    Deposit-type funds                            $      443,607  $      455,667   $      418,615  $      426,602
    Liabilities related to separate accounts             622,483         622,483          427,624         427,624
--------------------------------------------------------------------------------------------------------------------

3.  Income Taxes

The following are federal income taxes paid in the current and prior years that will be available for recoupment in the event of future losses:

          2003                     $    20,863
          2002                          14,604
          2001                          35,324

Federal income taxes incurred at December 31 consist of the following major components:

                                                             2003              2002
----------------------------------------------------------------------------------------
Current federal income taxes
Operations                                           $        15,967  $        15,719
Capital gains                                                  2,251            1,809
----------------------------------------------------------------------------------------
                                                              18,218           17,528
Change in net deferred income taxes                           (1,973)          (2,773)
----------------------------------------------------------------------------------------
    Total federal income taxes incurred              $        16,245  $        14,755
========================================================================================

AMERITAS LIFE INSURANCE CORP.

NOTES TO THE STATUTORY FINANCIAL STATEMENTS
YEARS ENDED DECEMBER 31, 2003 AND 2002
(in thousands)


3.  Income Taxes, (continued)

The difference between the U.S. federal income tax rate and the federal income taxes incurred at December 31 is summarized as follows:

                                                                                2003              2002
------------------------------------------------------------------------------------------------------------
Income before federal income taxes and realized capital losses           $        64,864  $        61,647
Net realized capital losses before federal income taxes and
  transfers to IMR                                                               (10,436)          (4,627)
------------------------------------------------------------------------------------------------------------
Total pretax income                                                               54,428           57,020
Change in non-admitted assets                                                     (2,154)         (10,873)
Tax exempt income                                                                 (6,117)          (3,170)
Nondeductible expenses                                                               666              606
Other                                                                                231             (854)
------------------------------------------------------------------------------------------------------------
                                                                                  47,054           42,729
Statutory tax rate                                                                  0.35             0.35
------------------------------------------------------------------------------------------------------------
                                                                                  16,469           14,955
Tax credits                                                                         (224)            (200)
------------------------------------------------------------------------------------------------------------
      Total federal income taxes incurred                                $        16,245  $        14,755
============================================================================================================

The items that give rise to deferred tax assets and liabilities at December 31 relate to the following:

                                                                                 2003              2002
------------------------------------------------------------------------------------------------------------
Deferred tax assets:
Unrealized investment losses                                             $         4,061  $         5,667
Deferred policy acquisition costs                                                  5,693            5,666
Future policy and contract benefits                                                5,466            6,144
Policyowner dividends                                                              3,657            3,660
Pension and postretirement benefits                                                7,382            7,368
Non-admitted assets                                                               10,385            9,631
Other                                                                              2,333            2,102
------------------------------------------------------------------------------------------------------------
Gross deferred tax assets                                                         38,977           40,238
------------------------------------------------------------------------------------------------------------
Deferred tax liabilities:
Unrealized investment gains                                                       17,140            4,228
Other                                                                              7,216            6,856
------------------------------------------------------------------------------------------------------------
Gross deferred tax liabilities                                                    24,356           11,084
------------------------------------------------------------------------------------------------------------
Net deferred tax asset                                                            14,621           29,154
Less:  non-admitted deferred tax assets                                            4,493           18,650
------------------------------------------------------------------------------------------------------------
Net admitted deferred tax asset                                          $        10,128  $        10,504
============================================================================================================

Increase(decrease) in deferred tax assets non-admitted                   $       (14,157) $        15,323
============================================================================================================

AMERITAS LIFE INSURANCE CORP.

NOTES TO THE STATUTORY FINANCIAL STATEMENTS
YEARS ENDED DECEMBER 31, 2003 AND 2002
(in thousands)

3.  Income Taxes, (continued)

The change in net deferred income taxes is comprised of the following:

                                                              December 31
                                                         2003             2002             Change
--------------------------------------------------------------------------------------------------------
Gross deferred tax assets                          $        38,977   $        40,238  $        (1,261)
Gross deferred tax liabilities                              24,356            11,084           13,272
--------------------------------------------------------------------------------------------------------
Net deferred tax asset                             $        14,621   $        29,154          (14,533)
======================================================================================
Tax effect of unrealized gains                                                                 16,506
                                                                                     -------------------
Change in net deferred income tax                                                     $         1,973
                                                                                     ===================

                                                              December 31
                                                         2002             2001             Change
--------------------------------------------------------------------------------------------------------
Gross deferred tax assets                          $        40,238   $        35,062  $         5,176
Gross deferred tax liabilities                              11,084            22,752          (11,668)
--------------------------------------------------------------------------------------------------------
Net deferred tax asset                             $        29,154   $        12,310           16,844
======================================================================================
Tax effect of unrealized gains                                                                (14,071)
                                                                                     -------------------
Change in net deferred income tax                                                     $         2,773
                                                                                     ===================

4.  Information Concerning Parent, Subsidiaries and Affiliates

In addition to the Company, AHC is also a 100% owner of Acacia Life Insurance Company (Acacia Life or Acacia), an insurance company domiciled in Washington, D.C., which in turn is a 100% owner of Acacia National Life Insurance Company (Acacia National), an insurance company domiciled in Washington, D.C., and Acacia Financial Corporation (AFCO), which is a holding company of several financial service companies. Principle subsidiaries of AFCO include: Calvert Group Ltd. (Calvert), a provider of investment advisory, management, and administrative services to The Calvert Group of mutual funds and Acacia Federal Savings Bank (AFSB), a federally chartered savings bank, and prior to June 1, 2002, The Advisors Group, Inc. (TAG), a broker dealer.

In 2002, Acacia Life committed its distribution system to the sale of AVLIC variable life and annuity policies, Acacia National entered into reinsurance agreements to cede their variable life and annuity policies to AVLIC, and TAG was transferred from AFCO to AMAL. In return, Acacia Life, Acacia National, and AFCO received shares of newly issued AMAL stock. These transactions were considered related party "economic transactions" under NAIC SAP. The net impact to the Company from these transactions is reflected as a decrease of $399 in common stock affiliated partially offset by the deferred and current tax impacts of ($139) due to the Company's change in investment in AMAL Corporation from 61% to 52.41%.

On December 20, 1999, the Company purchased $25,000 of redeemable preferred stock from Acacia Life Insurance Company. The stock, which pays dividends in an amount per annum equal to 8% and is non-voting, provides for redemption beginning in 2005 with final redemption on or by January 1, 2015.

On January 30, 2003, the Company purchased 520,562 shares of common stock from Acacia Federal Savings Bank valued on that date for $10,000.

AMERITAS LIFE INSURANCE CORP.

NOTES TO THE STATUTORY FINANCIAL STATEMENTS
YEARS ENDED DECEMBER 31, 2003 AND 2002
(in thousands)


4.  Information Concerning Parent, Subsidiaries and Affiliates, (continued)

As of the close of business on June 30, 2003 the reinsurance agreement with Pathmark Assurance Company and the Company was terminated. As a result of this termination, reserves were transferred from Pathmark to the Company.

The Company received $2,452 in bonds and related accrued interest as of November 30, 2003 in payment of a $2,500 dividend declared by Pathmark Administrators, Inc. The remaining $48 was paid in cash. The bonds were transferred at fair value with the Company recording a deferred gain of $120 to be amortized over the life of the bonds.

The Company had short-term investments of $53 and $10,021 in mutual funds of an affiliate at December 31, 2003 and 2002, respectively.

AVLIC, an affiliate, has a variable insurance trust (VIT). The Company offers, in conjunction with FALIC and AVLIC, the VIT as an investment option to policyowners through their separate accounts. The Company had separate account investments of $4,282 and $537 in the VIT as of December 31, 2003 and 2002, respectively. Affiliates of the Company provide investment advisory and administrative services to the VIT on a fee basis.

The Company offers Calvert Variable Series, Inc. (CVS) mutual funds, an affiliate, to policyowners through the separate accounts. Separate account investments in mutual funds offered through CVS were $71,593 and $55,722 as of December 31, 2003 and 2002, respectively.

During 2002, AMAL Corporation entered into an unsecured loan agreement to borrow up to $20,000 from its parents. The note was amended in 2002 to borrow up to $15,000 and came due on August 15, 2003. At that time the maturity date of the promissory note was amended to be August 13, 2004. The note may be renewed until 2005 and carries an interest rate of LIBOR plus 0.625% (1.8125% at December 31, 2003 and 2.031% at December 31, 2002). Included in short-term investments-affiliated are $5,241 and $5,241 that represent the amount due to the Company from AMAL Corporation at December 31, 2003 and 2002, respectively.

On December 29, 2000, the Company purchased $15,000 of unaffiliated bonds with a maturity date of October 31, 2001, from an affiliate, which are included in short-term investments - unaffiliated. The bonds were purchased at par and had a fair value of $14,400. Another affiliate guaranteed the Company up to 4% of par plus the accrued interest should the Company receive less than par upon maturity. During 2001, the issuing company declared bankruptcy and the bonds were unpaid at maturity. The Company considered the bonds to be impaired and recorded a write-down of $2,400 in 2001. In addition, in 2001 the Company received a promissory note from the affiliate which guaranteed the 4% of par for $600. This note at 3% interest matured and settled on October 31, 2002. The book adjusted carrying value of the bonds as of December 31, 2003 and December 31, 2002, is $12,600 for both years.

The Company has entered into a guarantee agreement with Ameritas Variable Life Insurance Company, whereby the Company guarantees the full, complete and absolute performance of all duties and obligations of this company.

AMERITAS LIFE INSURANCE CORP.

NOTES TO THE STATUTORY FINANCIAL STATEMENTS
YEARS ENDED DECEMBER 31, 2003 AND 2002
(in thousands)


4.  Information Concerning Parent, Subsidiaries and Affiliates, (continued)

The Company provides technical, financial, legal and marketing support to its affiliates under various administrative service and cost-sharing agreements. Included in miscellaneous income is $11,951 and $15,292 received under administrative service agreements for the years ended December 31, 2003 and 2002, respectively. General insurance expenses have been decreased by $5,950 and $6,648 for the years ended December 31, 2003 and 2002, respectively, under cost-sharing agreements. In addition, the Company receives investment advisory services from an affiliate. Costs related to this agreement, included as an investment expense and reducing net investment income, totaled $1,373 and $1,301 for the years ended December 31, 2003 and 2002, respectively.

The Company provides technical, financial, legal, marketing and investment advisory support to the Acacia companies under administrative service agreements. The income from these services for the years ended December 31, 2003 and 2002 was $8,043 and $8,602, respectively.

The Company reported the following amounts due from (to) the below listed affiliates. The terms of the intercompany agreements require that these amounts be settled within 30 days.

                                                      Receivable (Payable)

--------------------------------------------------------------------------------
Ameritas Holding Company                                 $        (437)
AMAL Corporation                                                    33
Ameritas Variable Life Insurance Company                         6,374
First Ameritas Life Insurance Corp. of New York                    244
Pathmark Administrators Inc.                                       274
Ameritas Investment Corp.                                        1,206
Ameritas Investment Advisors, Inc.                                  92
Veritas Corp.                                                       10
Acacia Life Insurance Company                                      507
Acacia National Life Insurance Company                             560
Acacia Federal Savings Bank                                         16
Calvert Group, LTD                                                  79
The Advisors Group                                                 (19)
--------------------------------------------------------------------------------

5.  Benefit Plans

Defined Benefit Plan
The Company participates in a non-contributory defined benefit plan (the Plan or the Pension Plan) sponsored by AHC. The Plan was formerly sponsored by the Company as a non-contributory defined benefit pension plan (Ameritas Plan) covering substantially all employees of the Company and AMAL. During 2000 the Ameritas Plan was merged with the Acacia Retirement Plan (Acacia Plan), sponsored by Acacia.

Upon the merger of the Ameritas and Acacia Plans, accumulated benefits of the Plan were frozen, and AHC became the Plan sponsor. Accordingly, the Company's prepaid benefit cost was transferred to AHC, and the Company holds a pre-funded pension expense receivable, due from AHC. During 2003 and 2002, the Company paid $4,240 and $8,700, respectively to AHC which in turn contributed the money to the Plan. The balance of the prefunded pension expense receivable was $9,331 and $8,688 at December 31, 2003 and 2002, respectively, and is a non-admitted asset.

AMERITAS LIFE INSURANCE CORP.

NOTES TO THE STATUTORY FINANCIAL STATEMENTS
YEARS ENDED DECEMBER 31, 2003 AND 2002
(in thousands)


5.  Benefit Plans, (continued)

Defined Benefit Plan, (continued)
While their pension plans were merged, the separate benefit formulas of the Ameritas Plan and Acacia Plan still exist within the Plan and are used to determine the amount of Plan expense to allocate from AHC to the participating companies. The Company incurred pension expense of $3,597 and $2,875 in 2003 and 2002, respectively, for its participation in the Plan.

The Plan's assets include investments in a deposit administration contract with the Company and investments in two pension separate accounts of the Company, Ameritas Retirement Equity Account and Ameritas Separate Account D. The carrying value of the assets of the Plan invested in the Company and its separate accounts were approximately $97,000 and $78,000 at December 31, 2003 and 2002, respectively. A portion of the separate accounts' assets are invested in mutual funds which are advised by an affiliate of Acacia.

Defined Contribution Plans
The Company's employees and agents participate in defined contribution plans sponsored by AHC that cover substantially all full-time employees and agents. Company matching contributions under the defined contribution plan range from 0.5% to 3.0% of the participant's compensation in 2003 and 2002. In addition, for employees who are not Pension Plan participants, the Company makes a contribution of 6.0% of the participant's compensation. Contributions by the Company to the employee and agents defined contribution plans were $2,528 and $2,885 in 2003 and 2002, respectively. A portion of the assets are invested in funds which are advised by an affiliate of Acacia.

The defined contribution plans' assets also include investments in a deposit administration contract with the Company and investments in two pension separate accounts of the Company, the Ameritas Retirement Equity Account and Ameritas Separate Account D. The carrying value of the assets of the Plan invested in the Company and its separate accounts were approximately $153,000 and $125,000 at December 31, 2003 and 2002, respectively. A portion of the separate accounts' assets are invested in mutual funds which are advised by an affiliate of Acacia.

Post-Retirement Benefit Plans
The Company provides certain health care benefits to retired employees. For associates eligible to retire at January 1, 2000, these benefits are a specified percentage of premium until age 65 and a flat dollar amount thereafter. For associates eligible for retirement after January 1, 2000, benefits will be provided until the associate becomes eligible for Medicare. Employees become eligible for these benefits upon the attainment of age 55, 15 years of service and participation in the Company's medical plan for the immediately preceding five years.

In December 2003, the Medicare Prescription Drug, Improvement and Modernization Act of 2003 (the Act) became law. The Act introduces a prescription drug benefit under Medicare (Medicare Part D) as well as a federal subsidy to sponsors of retiree health care benefit plans that provide a benefit that is at least actuarially equivalent to Medicare Part D. The post-retirement benefit obligation and net periodic post-retirement benefit cost in the financial statements and accompanying notes do not reflect the effects of the Act on the Plan. Specific authoritative guidance on the accounting for the federal subsidy currently does not exist and if guidance is issued, could require the Company to change previously reported information.

AMERITAS LIFE INSURANCE CORP.

NOTES TO THE STATUTORY FINANCIAL STATEMENTS
YEARS ENDED DECEMBER 31, 2003 AND 2002
(in thousands)


5.  Benefit Plans, (continued)

Post-Retirement Benefit Plans, (continued)
The following tables provide a reconciliation of the changes in the post-retirement benefit obligations and fair value of assets for the years ended December 31, 2003 and 2002, and a statement of the funded status as of December 31 of both years:

                                                                         2003            2002
-------------------------------------------------------------------------------------------------
Reconciliation in benefit obligation
    Benefit obligation at beginning of year                   $         2,750  $         2,554
    Service cost                                                          105              119
    Interest cost                                                         173              184
    Actuarial (gain) loss                                                 128              266
    Benefits paid                                                        (442)            (373)
-------------------------------------------------------------------------------------------------
    Benefit obligation at end of year                         $         2,714  $         2,750
-------------------------------------------------------------------------------------------------

-------------------------------------------------------------------------------------------------
Reconciliation of fair value of plan assets
    Fair value of plan assets at beginning of year            $         1,996  $         1,684
    Actual return on plan assets                                          113              107
    Employer contributions                                                395              433
    Benefits paid                                                        (258)            (228)
-------------------------------------------------------------------------------------------------
    Fair value of plan assets at end of year                  $         2,246  $         1,996
-------------------------------------------------------------------------------------------------

-------------------------------------------------------------------------------------------------
Funded status
    Funded status at end of year                              $          (468) $          (754)
    Unrecognized net actuarial gain                                      (315)            (493)
    Unrecognized prior service cost                                        (1)              (1)
-------------------------------------------------------------------------------------------------
    Prepaid (accrued) benefit cost                            $          (784) $        (1,248)
-------------------------------------------------------------------------------------------------

Periodic post-retirement medical expense included the following components:

                                                                    Years Ended December 31
-------------------------------------------------------------------------------------------------
                                                                   2003              2002
-------------------------------------------------------------------------------------------------
Service cost                                                  $           105  $           119
Interest cost                                                             173              184
Expected return on plan assets                                           (132)            (112)
Amortization of net gain                                                  (31)             (44)
-------------------------------------------------------------------------------------------------
Net periodic benefit cost                                     $           115  $           147
-------------------------------------------------------------------------------------------------

AMERITAS LIFE INSURANCE CORP.

NOTES TO THE STATUTORY FINANCIAL STATEMENTS
YEARS ENDED DECEMBER 31, 2003 AND 2002
(in thousands)


5.  Benefit Plans, (continued)

Post-Retirement Benefit Plans, (continued)
The assumptions used in the measurement of the post-retirement benefit obligations are:

                                                               2003             2002
--------------------------------------------------------------------------------------------
Weighted-average assumptions as of December 31
Discount rate                                                  6.25%            6.75%
Expected return on plan assets                                 7.50             7.50
--------------------------------------------------------------------------------------------

The assumed health care trend line rate used in measuring the accumulated post-retirement benefit obligation was 10% and 5.5% in 2003 and 2002, respectively. Assumed health care cost trend rates have a significant effect on the amounts reported for the health care plans. A 1% change in health care trend rates would have the following effects:

--------------------------------------------------------------------------------------------------------
                                                                       1% increase      1% decrease
--------------------------------------------------------------------------------------------------------
Effect on total of service and interest cost components of net           $      7         $     (7)
periodic post-retirement health care benefit cost

Effect on the health care component of the accumulated
post-retirement benefit obligation                                       $     32         $    (32)
--------------------------------------------------------------------------------------------------------

Other Plans
Separate supplemental retirement agreements totaling approximately $9,000 and $8,000 included in other liabilities at December 31, 2003 and 2002, respectively, cover members of the board of directors and certain active and retired employees. These plans are non-contributory and unfunded.

6. Dividend Restrictions

The Company is subject to regulation by the Insurance Department of the State of Nebraska, which restricts the advancement of funds to parent and affiliated companies as well as the amount of dividends that may be paid without prior approval. No dividends to parent or affiliated companies were paid in the current or prior year.

7.  Commitments and Contingencies

As a condition of doing business, all states and jurisdictions have adopted laws requiring membership in life and health insurance guarantee funds. Member companies are subject to assessments each year based on life, health or annuity premiums collected in the state. In some states these assessments may be applied against premium taxes. The Company estimated its cost related to past insolvencies and has provided a reserve included in other liabilities of $712 and $675 as of December 31, 2003 and 2002, respectively, and estimated recoveries from premium taxes included in data processing and other admitted assets of $490 and $436 as of December 31, 2003 and 2002, respectively.

From time to time the Company is involved in pending and threatened litigation in the normal course of business in which claims for monetary damages are asserted. In the opinion of management, the ultimate liability, if any, arising from such pending or threatened litigation is not expected to have a material effect on the results of operations, liquidity or financial position of the Company.

AMERITAS LIFE INSURANCE CORP.

NOTES TO THE STATUTORY FINANCIAL STATEMENTS
YEARS ENDED DECEMBER 31, 2003 AND 2002
(in thousands)


7.  Commitments and Contingencies, (continued)

Securities commitments of $28,846 and $43,634 and mortgage loan and real estate commitments of $9,275 and $18,780 were outstanding for investments to be purchased in subsequent years as of December 31, 2003 and 2002, respectively. These commitments have been made in the normal course of business and are not reflected in the accompanying financial statements. The Company's exposure to credit loss is represented by the contractual notional amount of these commitments. The Company uses the same credit policies and collateral requirements in making commitments and conditional obligations as it does for on-balance sheet instruments.

Companies operating in the insurance and financial services markets have come under the scrutiny of regulators with respect to market conduct and compliance issues. Under certain circumstances, companies have been held responsible for providing incomplete or misleading sales materials and for replacing existing policies with policies that were less advantageous to the policyowner. The Company monitors its sales materials and enforces compliance procedures to mitigate any exposure to potential litigation. The Company's life insurance subsidiaries are members of the Insurance Marketplace Standards Association, an organization which advocates ethical market conduct.

The Company has a $15,000 unsecured line of credit available at December 31, 2003. No balance was outstanding at any time during 2003 or 2002.

8.   Gain or Loss to the Reporting Entity from Uninsured Accident and Health
     Plans

ASO Plans
The gain from operations from administrative services only (ASO) uninsured plans is as follows for the year ended December 31:

                                                                                      2003              2002
--------------------------------------------------------------------------------------------------------------------
Net reimbursement for administrative expenses (including                         $         5,164  $         5,337
  administrative fees) in excess of actual expenses
Total net other income (expense) (including interest paid to
  or received from ASO uninsured plans)                                                        -                -
--------------------------------------------------------------------------------------------------------------------
Net gain from operations                                                         $         5,164  $         5,337
--------------------------------------------------------------------------------------------------------------------
Total claim payment volume                                                       $        40,216  $        66,656
--------------------------------------------------------------------------------------------------------------------

ASC Plans

The gain from operations from administrative services contract (ASC) uninsured plans is as follows for the year ended December 31:

                                                                                      2003              2002
--------------------------------------------------------------------------------------------------------------------
Gross reimbursement for medical cost incurred                                    $           251  $           198
Other income or expenses (including interest paid to or
  received from plans)                                                                        16               33
Gross expenses incurred (claims and administrative)                                           13              (19)
--------------------------------------------------------------------------------------------------------------------
Net gain from operations                                                         $           280  $           212
====================================================================================================================

AMERITAS LIFE INSURANCE CORP.

NOTES TO THE STATUTORY FINANCIAL STATEMENTS
YEARS ENDED DECEMBER 31, 2003 AND 2002
(in thousands)


9.  Direct Premiums Written

The Company has one third party administrator, HealthPlan Services, Inc., for which direct premiums written exceed 5% of total surplus. This administrator writes group accident and health business, does not have an exclusive contract, and has been granted the authority for underwriting, premium collection, and binding authority. The total amount of direct premiums written is $38,826 and $40,000 for the years ended December 31, 2003 and 2002, respectively. The Company has no other third party administrators or any managing general agents during these periods.

10.  Other Items

Troubled Debt Restructuring
The Company has several long-term bond holdings with restructured terms. The carrying value as of December 31, 2003 has been written down to $342 whereby the Company included $79 in realized capital losses. The Company incurred no amount of commitments to lend additional funds to debtors owing receivables whose terms have been modified in troubled debt restructuring. The Company's income recognition policy for interest income on an impaired loan is the cash basis/cost recovery method.

Securities on Deposit
Securities with a book/adjusted carrying value of $6,593 and $6,312 at December 31, 2003 and 2002, respectively, were on deposit with government agencies as required by law in various jurisdictions in which the Company conducts business.

Uncollectibility of Assets
The Company had admitted assets of $858 and $1,130 in accounts receivable for uninsured plans. The Company routinely assesses the collectibility of these receivables. Based upon Company experience, less than 1% of the balance may become uncollectible and the potential loss is not material to the Company's financial condition.

Participating Contracts
Effective October 1, 1998 (the Effective Date) the Company formed a closed block (the Closed Block) of policies, under an arrangement approved by the Insurance Department of the State of Nebraska, to provide for dividends on policies that were in force on the Effective Date and which were within the classes of individual policies for which the Company had a dividend scale in effect on the Effective Date. The Closed Block was designed to give reasonable assurance to owners of affected policies that the assets will be available to support such policies including maintaining dividend scales in effect at the Effective Date, if the experience underlying such scales continues. The assets, including revenue thereon, will accrue solely to the benefit of the owners of policies included in the block until the block is no longer in effect.

11.  Reinsurance

Amounts recoverable from reinsurers are estimated based upon assumptions consistent with those used in establishing the liabilities related to the underlying reinsured contracts. Management believes the recoverables are appropriately established. The Company conducts reinsurance business with FALIC, AVLIC, Pathmark (prior to July 1, 2003) and other non-affiliated companies.

AMERITAS LIFE INSURANCE CORP.

NOTES TO THE STATUTORY FINANCIAL STATEMENTS
YEARS ENDED DECEMBER 31, 2003 AND 2002
(in thousands)


11.  Reinsurance, (continued)

Following is a summary of the transactions through reinsurance operations:

                                                                                      Years Ended December 31
                                                                                ------------------------------------
                                                                                      2003              2002
--------------------------------------------------------------------------------------------------------------------
Premiums:
  Assumed (related party $7,408 and $7,606 in 2003 and 2002)                     $        86,303  $        84,288
  Ceded (related party $10,407 and $21,866 in 2003 and 2002)                              27,587           38,464
Claims:
  Assumed (related party $1,472 and $2,197 in 2003 and 2002)                              55,910           53,411
  Ceded (related party $10,073 and $20,337 in 2003 and 2002)                              19,330           24,203
Reserves:
  Assumed (related party $2,194 and $2,293 in 2003 and 2002)                               3,313            3,274
  Ceded (related party $0 and $135 in 2003 and 2002)                                      34,435           28,533
--------------------------------------------------------------------------------------------------------------------

The Company is not relieved of its primary liability in the event that a reinsurer is unable to meet the obligations ceded under a reinsurance agreement.

12.  Changes in Unpaid Claims and Claim Adjustment Expenses

The change in the liability for unpaid accident and health claims and claim adjustment expenses is summarized as follows:

                                                                                      2003              2002
--------------------------------------------------------------------------------------------------------------------

Balance at January 1                                                             $        31,469  $        32,225
Less reinsurance recoveries                                                               (9,287)         (10,106)
--------------------------------------------------------------------------------------------------------------------
Net balance at January 1                                                                  22,182           22,119
--------------------------------------------------------------------------------------------------------------------

Incurred related to:
    Current year                                                                         243,420          236,178
    Prior year                                                                            (5,129)          (6,015)
--------------------------------------------------------------------------------------------------------------------
        Total incurred                                                                   238,291          230,163
--------------------------------------------------------------------------------------------------------------------

Paid related to:
    Current year                                                                         219,626          213,996
    Prior year                                                                            17,054           16,104
--------------------------------------------------------------------------------------------------------------------
        Total paid                                                                       236,680          230,100
--------------------------------------------------------------------------------------------------------------------

Net balance at December 31                                                                23,793           22,182
Plus reinsurance recoveries                                                               11,246            9,287
Life and Annuity reserves                                                                  2,573            1,950
--------------------------------------------------------------------------------------------------------------------
Total reserve for unpaid claims                                                  $        37,612  $        33,419
====================================================================================================================

AMERITAS LIFE INSURANCE CORP.

NOTES TO THE STATUTORY FINANCIAL STATEMENTS
YEARS ENDED DECEMBER 31, 2003 AND 2002
(in thousands)


12.  Changes in Unpaid Claims and Claim Adjustment Expenses, (continued)

As a result of favorable settlement of prior years' estimated claims, the provision for claims and claim adjustment expenses decreased by $5,129 and $6,015 for the years ended December 31, 2003 and 2002, respectively.

13.  Policy Reserves

The Company waives deduction of deferred fractional premiums due upon death of the insured except on those policies issued prior to April 1, 1962, which are paid by preauthorized check. The Company returns any portion of the final premium beyond the date of death when policy provisions call for such a refund. The Company has policy series which do call for a refund of premium and which do not call for a refund. Surrender values are not provided in excess of legally computed reserves.

Additional premiums are charged for policies issued on substandard lives according to underwriting classification. For policies issued prior to March 1986, the mean reserves are based on appropriate multiples of standard rates of mortality. For policies issued March 1986 and later, the substandard mean reserve for this class of business is one-half the gross extra premium.

As of December 31, 2003 and 2002, respectively, the Company had $1,339,464 and $1,077,558 of insurance in force for which the gross premiums are less than the net premiums according to the standard valuation set by the Insurance Department of the State of Nebraska. Reserves to cover the above insurance totaled $9,215 and $8,627 at December 31, 2003 and 2002, respectively.

14. Analysis of Annuity Reserves and Deposit-type Funds by Withdrawal Characteristics

Withdrawal characteristics of annuity reserves and deposit-type funds at December 31 are as follows:

                                                                                     2003
                                                                      ------------------------------------
                                                                           Amount          % of Total
----------------------------------------------------------------------------------------------------------
Subject to discretionary withdrawal:
  With fair value adjustment                                           $       366,313         33.0%
  At book value less current surrender charge of 5% or more                      2,773           .2%
  At fair value                                                                491,181         44.3%
----------------------------------------------------------------------------------------------------------
Total with adjustment or at fair value                                         860,267         77.5%
  At book value without adjustment  (minimal or no charge)                     174,733         15.7%
Not subject to discretionary withdrawal                                         75,842          6.8%
----------------------------------------------------------------------------------------------------------
Total gross and net                                                    $     1,110,842        100.0%
==========================================================================================================

AMERITAS LIFE INSURANCE CORP.

NOTES TO THE STATUTORY FINANCIAL STATEMENTS
YEARS ENDED DECEMBER 31, 2003 AND 2002
(in thousands)


14. Analysis of Annuity Reserves and Deposit-type Funds by Withdrawal Characteristics, (continued)

                                                                                               2002
                                                                                ------------------------------------
                                                                                     Amount          % of Total
--------------------------------------------------------------------------------------------------------------------
Subject to discretionary withdrawal:
  With fair value adjustment                                                     $       342,211         37.5%
  At book value less current surrender charge of 5% or more                                3,858          0.4%
  At fair value                                                                          337,373         37.0%
--------------------------------------------------------------------------------------------------------------------
Total with adjustment or at fair value                                                   683,442         74.9%
  At book value without adjustment  (minimal or no charge)                               147,132         16.1%
Not subject to discretionary withdrawal                                                   81,396          9.0%
--------------------------------------------------------------------------------------------------------------------
Total gross and net                                                              $       911,970        100.0%
====================================================================================================================

The following information is obtained from the applicable Exhibit in the Company's December 31 Annual Statement and related Separate Accounts Annual
Statement, both of which are filed with the Insurance Department of the State of Nebraska, and is provided to reconcile annuity reserves and deposit-type funds to amounts reported in the statutory statements of admitted assets, liabilities and surplus as of December 31:

                                                                                      2003              2002
--------------------------------------------------------------------------------------------------------------------
Life and Accident and Health Annual Statement:
Exhibit 5, Annuities Section, Total (net)                                        $       122,119  $       125,699
Exhibit 5, Supplementary Contracts with Life Contingencies Section, Total (net)            9,087            8,870
Exhibit 7, Line 14, Column 1                                                             443,607          418,615
--------------------------------------------------------------------------------------------------------------------
                                                                                         574,813          553,184
Separate Accounts Annual Statement:
Exhibit 3, Line 0299999, Column 2                                                         44,848           21,414
Page 3, Line 2, Column 3                                                                 491,181          337,372
--------------------------------------------------------------------------------------------------------------------
Total                                                                            $     1,110,842  $       911,970
====================================================================================================================

15.  Premium and Annuity Considerations Deferred and Uncollected

Deferred and uncollected life insurance premiums and annuity considerations as of December 31 are as follows:

                                                            2003                               2002
                                            ------------------------------------------------------------------------
                    Type                          Gross         Net of Loading        Gross        Net of Loading
--------------------------------------------------------------------------------------------------------------------
Ordinary new business                        $           458   $           215   $           427  $           203
Ordinary renewal                                       4,859             7,218             4,912            6,692
--------------------------------------------------------------------------------------------------------------------
Totals                                       $         5,317   $         7,433   $         5,339  $         6,895
====================================================================================================================

AMERITAS LIFE INSURANCE CORP.

NOTES TO THE STATUTORY FINANCIAL STATEMENTS
YEARS ENDED DECEMBER 31, 2003 AND 2002
(in thousands)


16.  Separate Accounts

Information regarding the nonguaranteed separate accounts of the Company is as follows:

                                                                                      2003              2002
--------------------------------------------------------------------------------------------------------------------
For the years ended December 31:
    Premiums, considerations or deposits                                         $       248,404  $       306,235
--------------------------------------------------------------------------------------------------------------------

At December 31:
Reserves by valuation basis
    Fair value                                                                   $       622,483  $       427,624
====================================================================================================================

Reserves by withdrawal characteristic:
Subject to discretionary withdrawal
    At fair value                                                                $       622,483  $       427,624
====================================================================================================================

--------------------------------------------------------------------------------------------------------------------
Reconciliation of net transfers to (from) separate accounts at December 31:
Transfers as reported in the statutory statement of operations of the separate accounts annual statement:
    Transfers to separate accounts                                               $        40,831  $        31,818
    Transfers from separate accounts                                                     (17,926)         (22,978)
--------------------------------------------------------------------------------------------------------------------
    Net transfers to separate accounts                                                    22,905            8,840
--------------------------------------------------------------------------------------------------------------------
Reconciling adjustments                                                                        -                -
--------------------------------------------------------------------------------------------------------------------
Net transfers as reported in the statutory statements of operations              $        22,905  $         8,840
  of the Company (included in change in policy reserves)
====================================================================================================================

17.  EDP Equipment and Software

Electronic data processing ("EDP") equipment and operating and nonoperating software consisted of the following at December 31:
                                                                                      2003              2002
--------------------------------------------------------------------------------------------------------------------
Electronic data processing equipment                                             $        15,035  $        16,483
Operating system software                                                                  2,414            2,352
Nonoperating system software                                                              13,363           10,950
--------------------------------------------------------------------------------------------------------------------
    Subtotal                                                                              30,812           29,785
Accumulated depreciation                                                                 (23,897)         (21,936)
--------------------------------------------------------------------------------------------------------------------
Balance, net                                                                     $         6,915  $         7,849
====================================================================================================================

EDP equipment and operating software included in data processing and other admitted assets are $2,942 and $4,777 at December 31, 2003 and 2002, respectively.

Depreciation expense related to EDP equipment and operating and nonoperating software totaled $4,936 and $4,430 for the year ended December 31, 2003 and 2002, respectively.

AMERITAS LIFE INSURANCE CORP.

NOTES TO THE STATUTORY FINANCIAL STATEMENTS
YEARS ENDED DECEMBER 31, 2003 AND 2002
(in thousands)


18. Reconciliation of Statutory Net Income and Surplus to GAAP Net Income and Equity

As described in Note 1, the Company has prepared these financial statements in conformity with statutory accounting practices prescribed or permitted by the Insurance Department of the State of Nebraska. These practices differ from accounting principles generally accepted in the United States of America (GAAP). The following tables reconcile statutory net income to GAAP net income and statutory surplus to GAAP equity.

                                                                      2003              2002
------------------------------------------------------------------------------------------------
Statutory net income as reported                             $        36,803  $        41,479
Insurance reserves                                                    (1,251)             864
Deferred policy acquisition costs                                     (1,637)          (3,054)
Deferred income taxes and other tax reclassifications                   (858)            (466)
Statutory investment reserves                                           (630)          (2,362)
Earnings of subsidiaries                                              16,280            1,503
Other                                                                 (6,595)             642
 ------------------------------------------------------------------------------------------------
GAAP net income                                              $        42,112  $        38,606
================================================================================================

                                                                      2003              2002
------------------------------------------------------------------------------------------------
Statutory surplus as reported                                $       638,435  $       586,672
Insurance reserves                                                    (2,389)          (1,398)
Deferred policy acquisition costs                                     48,140           48,832
Deferred income taxes                                                (44,563)         (46,238)
Valuation of investments                                              19,311           24,366
Statutory investment reserves                                         44,621           15,146
Subsidiary equity                                                     32,163           36,323
Statutory non-admitted assets                                         34,165           46,167
Other                                                                  2,003           (1,780)
------------------------------------------------------------------------------------------------
GAAP equity                                                  $       771,886  $       708,090
================================================================================================